Jackson National Separate Account V

Financial Statements

December 31, 2024

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$—	$86,379	$97,588	$—	$341,294	$—	$20,694
Receivables:
Investments in Fund shares sold	—	—	18	—	23	—	20
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	86,379	97,606	—	341,317	—	20,714

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	14	—	9	—	19
Insurance fees due to Jackson	—	—	4	—	14	—	1
Total liabilities	—	—	18	—	23	—	20
Net assets	$—	$86,379	$97,588	$—	$341,294	$—	$20,694
Maximum Unit Value	N/A	12.454992	20.765365	N/A	17.001845	N/A	18.971424
Minimum Unit Value	N/A	N/A	20.213794	N/A	16.817625	N/A	N/A

Investments in Funds, shares outstanding	—	5,990	4,676	—	19,217	—	1,040
Investments in Funds, at cost	$—	$74,097	$68,596	$—	$267,970	$—	$14,352

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	1,284	1,517	—	5,490	—	331
Total expenses	—	1,284	1,517	—	5,490	—	331
Net investment income (loss)	—	(1,284)	(1,517)	—	(5,490)	—	(331)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	157	1,185	—	11,921	—	554
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	4,435	8,382	—	14,989	—	1,146
Net realized and unrealized gain (loss)	—	4,592	9,567	—	26,910	—	1,700

Net change in net assets
from operations	$—	$3,308	$8,050	$—	$21,420	$—	$1,369

See Notes to the Financial Statements.

1

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A
Assets
Investments in Funds, at fair value	$—	$27,870	$61,314	$27,264	$48,718	$34,737	$56,278
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	27,870	61,314	27,264	48,718	34,737	56,278

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$27,870	$61,314	$27,264	$48,718	$34,737	$56,278
Maximum Unit Value	N/A	11.334081	12.319606	13.385961	13.217840	18.967505	44.526760
Minimum Unit Value	N/A	N/A	11.979356	13.113638	13.091702	18.733290	43.168824

Investments in Funds, shares outstanding	—	2,159	7,015	2,050	4,405	1,714	1,326
Investments in Funds, at cost	$—	$24,046	$68,875	$24,289	$56,445	$28,432	$53,739

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$690	$—	$1,861	$—	$—
Expenses
Asset-based charges	—	424	1,041	490	779	572	869
Total expenses	—	424	1,041	490	779	572	869
Net investment income (loss)	—	(424)	(351)	(490)	1,082	(572)	(869)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	303	(748)	1,983	(3,324)	4,464	(301)
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	2,284	2,980	558	3,574	(2,393)	5,383
Net realized and unrealized gain (loss)	—	2,587	2,232	2,541	250	2,071	5,082

Net change in net assets
from operations	$—	$2,163	$1,881	$2,051	$1,332	$1,499	$4,213

See Notes to the Financial Statements.

2

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager U.S. Select Equity Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A
Assets
Investments in Funds, at fair value	$441,256	$—	$—	$269,612	$59,431	$42,413	$54,794
Receivables:
Investments in Fund shares sold	—	—	—	22	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	441,256	—	—	269,634	59,431	42,413	54,794

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	11	—	—	—
Insurance fees due to Jackson	—	—	—	11	—	—	—
Total liabilities	—	—	—	22	—	—	—
Net assets	$441,256	$—	$—	$269,612	$59,431	$42,413	$54,794
Maximum Unit Value	29.977558	N/A	N/A	25.988660	8.800262	13.176025	8.738803
Minimum Unit Value	29.632796	N/A	N/A	25.195388	N/A	13.049756	8.548840

Investments in Funds, shares outstanding	20,495	—	—	14,798	6,390	2,925	5,563
Investments in Funds, at cost	$340,456	$—	$—	$181,762	$58,176	$31,302	$61,798

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager U.S. Select Equity Fund - Class A(a)	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	6,369	—	—	4,507	857	669	882
Total expenses	6,369	—	—	4,507	857	669	882
Net investment income (loss)	(6,369)	—	—	(4,507)	(857)	(669)	(882)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	4,756	—	—	15,876	90	1,350	(739)
Net change in unrealized appreciation
(depreciation) on investments in Funds	33,680	—	—	26,973	683	2,792	(1,207)
Net realized and unrealized gain (loss)	38,436	—	—	42,849	773	4,142	(1,946)

Net change in net assets
from operations	$32,067	$—	$—	$38,342	$(84)	$3,473	$(2,828)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

3

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$—	$13,092	$69,765	$487,463	$217,744	$443,358	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	13,092	69,765	487,463	217,744	443,358	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$13,092	$69,765	$487,463	$217,744	$443,358	$—
Maximum Unit Value	N/A	18.857443	24.003415	55.164654	42.680342	14.654046	N/A
Minimum Unit Value	N/A	N/A	23.570220	54.106669	41.751852	14.334622	N/A

Investments in Funds, shares outstanding	—	691	2,514	7,513	4,404	27,453	—
Investments in Funds, at cost	$—	$12,645	$47,413	$360,985	$128,304	$382,114	$—

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	206	1,090	7,193	3,259	7,024	—
Total expenses	—	206	1,090	7,193	3,259	7,024	—
Net investment income (loss)	—	(206)	(1,090)	(7,193)	(3,259)	(7,024)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	24	1,835	31,598	7,198	2,039	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	496	6,536	83,565	35,422	10,625	—
Net realized and unrealized gain (loss)	—	520	8,371	115,163	42,620	12,664	—

Net change in net assets
from operations	$—	$314	$7,281	$107,970	$39,361	$5,640	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

4

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Assets
Investments in Funds, at fair value	$286,320	$64,786	$141,020	$150,588	$16,160	$379,413	$117,331
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	286,320	64,786	141,020	150,588	16,160	379,413	117,331

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$286,320	$64,786	$141,020	$150,588	$16,160	$379,413	$117,331
Maximum Unit Value	19.392225	16.385085	36.466247	15.658044	12.109237	17.512867	10.814267
Minimum Unit Value	19.012422	16.019135	35.638230	15.528965	11.977533	17.143125	10.527002

Investments in Funds, shares outstanding	12,742	3,683	3,321	8,853	1,242	21,125	9,470
Investments in Funds, at cost	$251,350	$55,264	$101,905	$133,962	$14,203	$250,092	$114,765

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,738	1,000	2,638	2,239	284	6,596	2,123
Total expenses	4,738	1,000	2,638	2,239	284	6,596	2,123
Net investment income (loss)	(4,738)	(1,000)	(2,638)	(2,239)	(284)	(6,596)	(2,123)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	45,494	848	12,327	9,767	337	15,212	909
Net change in unrealized appreciation
(depreciation) on investments in Funds	(16,967)	2,893	15,629	7,058	1,479	20,899	(5,913)
Net realized and unrealized gain (loss)	28,527	3,741	27,956	16,825	1,816	36,111	(5,004)

Net change in net assets
from operations	$23,789	$2,741	$25,318	$14,586	$1,532	$29,515	$(7,127)

See Notes to the Financial Statements.

5

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A
Assets
Investments in Funds, at fair value	$1,646,591	$374,683	$39,153	$—	$28,027	$933,895	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	1,646,591	374,683	39,153	—	28,027	933,895	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$1,646,591	$374,683	$39,153	$—	$28,027	$933,895	$—
Maximum Unit Value	30.821668	15.912146	25.160560	N/A	12.533604	41.604804	N/A
Minimum Unit Value	27.301858	15.075119	24.887402	N/A	N/A	40.334544	N/A

Investments in Funds, shares outstanding	17,962	20,598	1,395	—	2,456	32,038	—
Investments in Funds, at cost	$811,629	$321,232	$29,040	$—	$25,543	$401,248	$—

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A
Investment Income
Dividends	$—	$7,018	$—	$—	$615	$—	$—
Expenses
Asset-based charges	24,941	6,202	634	—	422	16,936	—
Total expenses	24,941	6,202	634	—	422	16,936	—
Net investment income (loss)	(24,941)	816	(634)	—	193	(16,936)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	28,512	—	—	—	—	—
Sales of investments in Funds	363,558	10,642	7,264	—	483	223,091	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	79,009	(30,356)	1,369	—	92	(16,203)	—
Net realized and unrealized gain (loss)	442,567	8,798	8,633	—	575	206,888	—

Net change in net assets
from operations	$417,626	$9,614	$7,999	$—	$768	$189,952	$—

See Notes to the Financial Statements.

6

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A
Assets
Investments in Funds, at fair value	$1,885,742	$8,686	$19,788	$42,626	$400,931	$555,015	$11,502
Receivables:
Investments in Fund shares sold	112	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	1,885,854	8,686	19,788	42,626	400,931	555,015	11,502

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	33	—	—	—	—	—	—
Insurance fees due to Jackson	79	—	—	—	—	—	—
Total liabilities	112	—	—	—	—	—	—
Net assets	$1,885,742	$8,686	$19,788	$42,626	$400,931	$555,015	$11,502
Maximum Unit Value	19.118426	11.028363	27.685898	10.317359	10.075220	19.134807	17.833295
Minimum Unit Value	18.284930	10.886312	N/A	10.170947	9.667383	18.238876	N/A

Investments in Funds, shares outstanding	145,505	711	759	3,947	400,931	45,680	633
Investments in Funds, at cost	$1,852,474	$7,744	$12,814	$43,266	$400,905	$547,319	$9,204

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$19,148	$—	$—
Expenses
Asset-based charges	29,219	145	368	662	6,609	8,741	199
Total expenses	29,219	145	368	662	6,609	8,741	199
Net investment income (loss)	(29,219)	(145)	(368)	(662)	12,539	(8,741)	(199)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	2,488	113	2,919	(76)	—	326	803
Net change in unrealized appreciation
(depreciation) on investments in Funds	41,753	502	254	1,066	—	9,248	(245)
Net realized and unrealized gain (loss)	44,241	615	3,173	990	—	9,574	558

Net change in net assets
from operations	$15,022	$470	$2,805	$328	$12,539	$833	$359

See Notes to the Financial Statements.

7

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/Franklin Templeton Income Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A
Assets
Investments in Funds, at fair value	$977,734	$155,573	$12,188	$12,925	$—	$1,235,766	$77,469
Receivables:
Investments in Fund shares sold	—	19	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	977,734	155,592	12,188	12,925	—	1,235,766	77,469

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	12	—	—	—	—	—
Insurance fees due to Jackson	—	7	—	—	—	—	—
Total liabilities	—	19	—	—	—	—	—
Net assets	$977,734	$155,573	$12,188	$12,925	$—	$1,235,766	$77,469
Maximum Unit Value	19.774872	43.041067	13.355526	13.290855	N/A	41.270974	43.683353
Minimum Unit Value	19.228736	40.731183	N/A	12.970311	N/A	38.860019	42.348889

Investments in Funds, shares outstanding	60,466	3,781	822	1,011	—	42,119	2,033
Investments in Funds, at cost	$748,487	$121,075	$9,820	$11,544	$—	$771,849	$70,501

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Franklin Templeton Income Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$293	$—	$—	$—
Expenses
Asset-based charges	15,737	2,534	191	244	—	20,947	1,084
Total expenses	15,737	2,534	191	244	—	20,947	1,084
Net investment income (loss)	(15,737)	(2,534)	(191)	49	—	(20,947)	(1,084)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	867	—	—	—
Sales of investments in Funds	80,710	4,340	325	807	—	188,597	767
Net change in unrealized appreciation
(depreciation) on investments in Funds	(19,374)	23,500	290	(1,346)	—	16,499	10,109
Net realized and unrealized gain (loss)	61,336	27,840	615	328	—	205,096	10,876

Net change in net assets
from operations	$45,599	$25,306	$424	$377	$—	$184,149	$9,792

See Notes to the Financial Statements.

8

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class A
Assets
Investments in Funds, at fair value	$574,914	$104,633	$1,560,063	$31,704	$3,314,546	$250,667	$2,994,757
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	574,914	104,633	1,560,063	31,704	3,314,546	250,667	2,994,757

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$574,914	$104,633	$1,560,063	$31,704	$3,314,546	$250,667	$2,994,757
Maximum Unit Value	13.402751	15.764396	36.149040	15.032697	32.690406	19.622594	26.170266
Minimum Unit Value	13.189733	N/A	35.045466	14.601583	31.692373	19.062523	25.371316

Investments in Funds, shares outstanding	38,585	6,243	39,326	1,989	103,904	12,174	114,043
Investments in Funds, at cost	$428,395	$78,984	$815,706	$28,241	$1,574,151	$149,540	$2,145,480

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	8,637	1,493	26,551	544	53,362	4,305	48,683
Total expenses	8,637	1,493	26,551	544	53,362	4,305	48,683
Net investment income (loss)	(8,637)	(1,493)	(26,551)	(544)	(53,362)	(4,305)	(48,683)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	2,466	2,340	140,663	861	481,819	13,433	381,044
Net change in unrealized appreciation
(depreciation) on investments in Funds	42,961	13,894	79,257	608	(66,237)	4,337	(88,997)
Net realized and unrealized gain (loss)	45,427	16,234	219,920	1,469	415,582	17,770	292,047

Net change in net assets
from operations	$36,790	$14,741	$193,369	$925	$362,220	$13,465	$243,364

See Notes to the Financial Statements.

9

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Quality Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
Assets
Investments in Funds, at fair value	$726,088	$—	$88,932	$186,931	$5,889	$58,169	$197,737
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	726,088	—	88,932	186,931	5,889	58,169	197,737

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$726,088	$—	$88,932	$186,931	$5,889	$58,169	$197,737
Maximum Unit Value	56.991245	N/A	12.870293	20.699970	15.609779	18.426617	10.217713
Minimum Unit Value	55.247328	N/A	12.477363	20.149717	N/A	18.250934	N/A

Investments in Funds, shares outstanding	10,422	—	6,753	10,121	391	3,112	19,853
Investments in Funds, at cost	$416,166	$—	$90,520	$139,149	$6,698	$43,345	$199,001

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Quality Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$182	$24	$12,193
Expenses
Asset-based charges	11,545	—	1,635	3,614	93	1,166	3,224
Total expenses	11,545	—	1,635	3,614	93	1,166	3,224
Net investment income (loss)	(11,545)	—	(1,635)	(3,614)	89	(1,142)	8,969

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	1,152	—
Sales of investments in Funds	63,208	—	(403)	109,685	(30)	14,936	82
Net change in unrealized appreciation
(depreciation) on investments in Funds	36,310	—	2,214	(74,414)	(137)	(2,770)	(2,607)
Net realized and unrealized gain (loss)	99,518	—	1,811	35,271	(167)	13,318	(2,525)

Net change in net assets
from operations	$87,973	$—	$176	$31,657	$(78)	$12,176	$6,444

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

10

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
Assets
Investments in Funds, at fair value	$242,359	$54,352	$551,845	$25,646	$—	$53,470	$602,021
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	242,359	54,352	551,845	25,646	—	53,470	602,021

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$242,359	$54,352	$551,845	$25,646	$—	$53,470	$602,021
Maximum Unit Value	12.199310	51.369860	66.127010	15.496260	N/A	10.801462	34.970776
Minimum Unit Value	11.826934	45.475329	65.350298	N/A	N/A	10.605881	33.834754

Investments in Funds, shares outstanding	21,002	2,082	10,876	1,468	—	4,617	15,897
Investments in Funds, at cost	$252,456	$47,253	$521,417	$18,959	$—	$56,225	$628,557

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	3,879	2,442	2,126	427	—	914	6,907
Total expenses	3,879	2,442	2,126	427	—	914	6,907
Net investment income (loss)	(3,879)	(2,442)	(2,126)	(427)	—	(914)	(6,907)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(308)	72,264	14,805	450	—	(4,635)	32,005
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,047	(2,627)	8,680	2,769	—	7,021	(37,219)
Net realized and unrealized gain (loss)	1,739	69,637	23,485	3,219	—	2,386	(5,214)

Net change in net assets
from operations	$(2,140)	$67,195	$21,359	$2,792	$—	$1,472	$(12,121)

See Notes to the Financial Statements.

11

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
Assets
Investments in Funds, at fair value	$456,086	$194,208	$—	$256,518	$283,336	$—	$285,149
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	456,086	194,208	—	256,518	283,336	—	285,149

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$456,086	$194,208	$—	$256,518	$283,336	$—	$285,149
Maximum Unit Value	26.455431	46.897812	N/A	113.588992	20.310378	N/A	80.694835
Minimum Unit Value	23.934704	45.773235	N/A	111.485337	19.690388	N/A	70.608032

Investments in Funds, shares outstanding	18,317	4,420	—	4,118	17,887	—	3,763
Investments in Funds, at cost	$410,866	$133,119	$—	$222,056	$258,058	$—	$238,821

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,462	3,282	20	6,394	4,864	18	5,505
Total expenses	2,462	3,282	20	6,394	4,864	18	5,505
Net investment income (loss)	(2,462)	(3,282)	(20)	(6,394)	(4,864)	(18)	(5,505)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	2,085	9,136	519	136,764	5,886	131	65,300
Net change in unrealized appreciation
(depreciation) on investments in Funds	15,244	(4,113)	(379)	(39,189)	2,391	(103)	2,009
Net realized and unrealized gain (loss)	17,329	5,023	140	97,575	8,277	28	67,309

Net change in net assets
from operations	$14,867	$1,741	$120	$91,181	$3,413	$10	$61,804

See Notes to the Financial Statements.

12

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A
Assets
Investments in Funds, at fair value	$10,199	$99,935	$3,194,579	$956,487	$998,967	$22,678	$54,494
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	10,199	99,935	3,194,579	956,487	998,967	22,678	54,494

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$10,199	$99,935	$3,194,579	$956,487	$998,967	$22,678	$54,494
Maximum Unit Value	12.500331	47.677633	51.958671	37.833176	22.041852	21.828912	37.750188
Minimum Unit Value	N/A	46.221834	50.372594	36.677975	21.802912	21.465787	36.332017

Investments in Funds, shares outstanding	732	2,793	68,760	33,691	40,641	1,039	1,236
Investments in Funds, at cost	$8,643	$79,994	$2,264,633	$830,974	$714,548	$19,313	$46,337

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	158	1,610	47,988	15,710	15,449	378	1,160
Total expenses	158	1,610	47,988	15,710	15,449	378	1,160
Net investment income (loss)	(158)	(1,610)	(47,988)	(15,710)	(15,449)	(378)	(1,160)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	417	2,276	500,593	31,482	12,731	1,153	11,825
Net change in unrealized appreciation
(depreciation) on investments in Funds	205	10,337	156,758	23,717	182,969	3,271	(505)
Net realized and unrealized gain (loss)	622	12,613	657,351	55,199	195,700	4,424	11,320

Net change in net assets
from operations	$464	$11,003	$609,363	$39,489	$180,251	$4,046	$10,160

See Notes to the Financial Statements.

13

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A	JNL/PIMCO Income Fund - Class A
Assets
Investments in Funds, at fair value	$1,133,923	$—	$—	$184,664	$104,273	$88,467	$121,996
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	1,133,923	—	—	184,664	104,273	88,467	121,996

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$1,133,923	$—	$—	$184,664	$104,273	$88,467	$121,996
Maximum Unit Value	34.959674	N/A	N/A	20.115141	12.353949	42.242180	10.862250
Minimum Unit Value	33.219476	N/A	N/A	19.923056	N/A	41.784468	10.747506

Investments in Funds, shares outstanding	54,516	—	—	14,540	8,146	2,639	10,391
Investments in Funds, at cost	$772,006	$—	$—	$179,102	$88,092	$67,722	$115,288

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A(a)	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A	JNL/PIMCO Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$1,408	$—	$—	$—
Expenses
Asset-based charges	17,743	—	—	3,034	1,540	1,391	1,740
Total expenses	17,743	—	—	3,034	1,540	1,391	1,740
Net investment income (loss)	(17,743)	—	—	(1,626)	(1,540)	(1,391)	(1,740)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	14,010	—	—	—
Sales of investments in Funds	56,503	—	—	1,050	203	5,848	2,188
Net change in unrealized appreciation
(depreciation) on investments in Funds	89,892	—	—	1,057	5,377	8,081	3,129
Net realized and unrealized gain (loss)	146,395	—	—	16,117	5,580	13,929	5,317

Net change in net assets
from operations	$128,652	$—	$—	$14,491	$4,040	$12,538	$3,577

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

14

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Assets
Investments in Funds, at fair value	$96	$96,873	$793,743	$—	$4,416	$26,913	$1,564,262
Receivables:
Investments in Fund shares sold	—	11	58	—	—	—	229
Investment Division units sold	—	—	—	—	—	—	—
Total assets	96	96,884	793,801	—	4,416	26,913	1,564,491

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	7	24	—	—	—	163
Insurance fees due to Jackson	—	4	34	—	—	—	66
Total liabilities	—	11	58	—	—	—	229
Net assets	$96	$96,873	$793,743	$—	$4,416	$26,913	$1,564,262
Maximum Unit Value	12.395220	14.334449	26.123042	N/A	17.861837	23.942415	36.664379
Minimum Unit Value	N/A	13.953232	25.472634	N/A	N/A	N/A	31.508156

Investments in Funds, shares outstanding	8	8,416	47,787	—	343	2,772	64,506
Investments in Funds, at cost	$102	$91,155	$645,652	$—	$4,620	$20,298	$805,020

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A(a)	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1	1,616	12,475	—	73	399	24,238
Total expenses	1	1,616	12,475	—	73	399	24,238
Net investment income (loss)	(1)	(1,616)	(12,475)	—	(73)	(399)	(24,238)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(2)	707	13,124	—	(3)	671	81,285
Net change in unrealized appreciation
(depreciation) on investments in Funds	2	1,290	47,914	—	94	2,108	179,329
Net realized and unrealized gain (loss)	—	1,997	61,038	—	91	2,779	260,614

Net change in net assets
from operations	$(1)	$381	$48,563	$—	$18	$2,380	$236,376

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

15

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Assets
Investments in Funds, at fair value	$17,195	$6,876	$1,775,280	$2,798,182	$2,790,221	$397,518	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	17,195	6,876	1,775,280	2,798,182	2,790,221	397,518	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$17,195	$6,876	$1,775,280	$2,798,182	$2,790,221	$397,518	$—
Maximum Unit Value	15.787007	9.881180	25.977976	65.358515	63.963118	10.426352	N/A
Minimum Unit Value	N/A	N/A	25.541342	63.363558	62.046236	10.138472	N/A

Investments in Funds, shares outstanding	928	694	63,562	30,418	34,939	36,072	—
Investments in Funds, at cost	$14,255	$6,856	$1,400,110	$1,639,108	$1,509,112	$368,749	$—

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A(a)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	267	3	26,096	43,938	45,489	6,357	—
Total expenses	267	3	26,096	43,938	45,489	6,357	—
Net investment income (loss)	(267)	(3)	(26,096)	(43,938)	(45,489)	(6,357)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	326	—	9,332	398,076	338,887	6,543	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,624	20	172,156	352,412	(64,934)	12,642	—
Net realized and unrealized gain (loss)	1,950	20	181,488	750,488	273,953	19,185	—

Net change in net assets
from operations	$1,683	$17	$155,392	$706,550	$228,464	$12,828	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

16

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
Assets
Investments in Funds, at fair value	$1,006,496	$256,606	$—	$—	$—	$21,161	$280,778
Receivables:
Investments in Fund shares sold	—	11	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	1,006,496	256,617	—	—	—	21,161	280,778

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson	—	11	—	—	—	—	—
Total liabilities	—	11	—	—	—	—	—
Net assets	$1,006,496	$256,606	$—	$—	$—	$21,161	$280,778
Maximum Unit Value	44.137228	14.742344	N/A	N/A	N/A	12.319616	10.021346
Minimum Unit Value	42.789577	14.582615	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	35,729	15,609	—	—	—	1,613	36,896
Investments in Funds, at cost	$605,566	$223,646	$—	$—	$—	$19,307	$343,427

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$14,412
Expenses
Asset-based charges	15,441	4,106	—	385	—	317	4,034
Total expenses	15,441	4,106	—	385	—	317	4,034
Net investment income (loss)	(15,441)	(4,106)	—	(385)	—	(317)	10,378

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	60,409	1,125	—	2,185	2	101	(847)
Net change in unrealized appreciation
(depreciation) on investments in Funds	73,836	26,799	—	151	5	887	(2,402)
Net realized and unrealized gain (loss)	134,245	27,924	—	2,336	7	988	(3,249)

Net change in net assets
from operations	$118,804	$23,818	$—	$1,951	$7	$671	$7,129

See Notes to the Financial Statements.

17

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2024

	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Value Fund - Class A
Assets
Investments in Funds, at fair value	$542,518	$1,334,743	$764	$89,767	$83,475
Receivables:
Investments in Fund shares sold	—	79	—	—	—
Investment Division units sold	—	—	—	—	—
Total assets	542,518	1,334,822	764	89,767	83,475

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—
Investment Division units redeemed	—	22	—	—	—
Insurance fees due to Jackson	—	57	—	—	—
Total liabilities	—	79	—	—	—
Net assets	$542,518	$1,334,743	$764	$89,767	$83,475
Maximum Unit Value	13.636951	33.767651	17.125534	17.012009	40.058339
Minimum Unit Value	12.524677	32.736669	16.999737	16.341899	38.927955

Investments in Funds, shares outstanding	49,818	35,069	40	8,853	2,368
Investments in Funds, at cost	$577,820	$770,593	$628	$85,483	$57,668

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2024

	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Value Fund - Class A
Investment Income
Dividends	$1,846	$—	$—	$—	$—
Expenses
Asset-based charges	9,086	20,201	12	1,463	1,217
Total expenses	9,086	20,201	12	1,463	1,217
Net investment income (loss)	(7,240)	(20,201)	(12)	(1,463)	(1,217)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—
Sales of investments in Funds	227	59,823	2	278	2,298
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,811)	115,786	84	4,709	5,543
Net realized and unrealized gain (loss)	(1,584)	175,609	86	4,987	7,841

Net change in net assets
from operations	$(8,824)	$155,408	$74	$3,524	$6,624

See Notes to the Financial Statements.

18

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$—	$(1,284)	$(1,517)	$—	$(5,490)	$—	$(331)
Net realized gain (loss) on investments in Funds	—	157	1,185	—	11,921	—	554
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	4,435	8,382	—	14,989	—	1,146
Net change in net assets
from operations	—	3,308	8,050	—	21,420	—	1,369

Contract transactions
Surrenders and terminations	—	—	(2,138)	—	(2,606)	—	(1,595)
Transfers between Investment Divisions	—	—	274	—	(32,433)	—	769
Contract owner charges	—	—	(143)	—	(72)	—	(131)
Net change in net assets
from contract transactions	—	—	(2,007)	—	(35,111)	—	(957)

Net change in net assets	—	3,308	6,043	—	(13,691)	—	412

Net assets beginning of year	—	83,071	91,545	—	354,985	—	20,282

Net assets end of year	$—	$86,379	$97,588	$—	$341,294	$—	$20,694

Contract unit transactions
Units outstanding at beginning of year	—	6,935	4,860	—	22,142	—	1,143
Units issued	—	—	42	—	995	—	40
Units redeemed	—	—	(144)	—	(3,057)	—	(97)
Units outstanding at end of year	—	6,935	4,758	—	20,080	—	1,086
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$843	$—	$16,463	$—	$768
Proceeds from sales	$—	$1,284	$4,367	$—	$57,064	$—	$2,056

See Notes to the Financial Statements.

19

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$—	$(424)	$(351)	$(490)	$1,082	$(572)	$(869)
Net realized gain (loss) on investments in Funds	—	303	(748)	1,983	(3,324)	4,464	(301)
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	2,284	2,980	558	3,574	(2,393)	5,383
Net change in net assets
from operations	—	2,163	1,881	2,051	1,332	1,499	4,213

Contract transactions
Surrenders and terminations	—	(1,442)	(4,042)	(4,592)	(16,411)	(32,374)	(7,198)
Transfers between Investment Divisions	—	(504)	177	(3,779)	566	2,632	1,416
Contract owner charges	—	—	(344)	(13)	(105)	(21)	(117)
Net change in net assets
from contract transactions	—	(1,946)	(4,209)	(8,384)	(15,950)	(29,763)	(5,899)

Net change in net assets	—	217	(2,328)	(6,333)	(14,618)	(28,264)	(1,686)

Net assets beginning of year	—	27,653	63,642	33,597	63,336	63,001	57,964

Net assets end of year	$—	$27,870	$61,314	$27,264	$48,718	$34,737	$56,278

Contract unit transactions
Units outstanding at beginning of year	—	2,634	5,429	2,680	4,969	3,517	1,410
Units issued	—	33	78	855	45	143	48
Units redeemed	—	(208)	(418)	(1,492)	(1,312)	(1,809)	(190)
Units outstanding at end of year	—	2,459	5,089	2,043	3,702	1,851	1,268
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$360	$1,604	$11,128	$2,428	$2,632	$1,940
Proceeds from sales	$—	$2,730	$6,164	$20,002	$17,296	$32,967	$8,708

See Notes to the Financial Statements.

20

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager U.S. Select Equity Fund - Class A(a)	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A
Operations
Net investment income (loss)	$(6,369)	$—	$—	$(4,507)	$(857)	$(669)	$(882)
Net realized gain (loss) on investments in Funds	4,756	—	—	15,876	90	1,350	(739)
Net change in unrealized appreciation
(depreciation) on investments in Funds	33,680	—	—	26,973	683	2,792	(1,207)
Net change in net assets
from operations	32,067	—	—	38,342	(84)	3,473	(2,828)

Contract transactions
Purchase payments	—	—	—	1,040	—	—	—
Surrenders and terminations	(3,465)	—	—	(42,837)	(3,370)	(4,561)	(2,869)
Transfers between Investment Divisions	3,332	—	—	(2,917)	21,339	38	2,656
Contract owner charges	(11)	—	—	(1,362)	—	(14)	(21)
Net change in net assets
from contract transactions	(144)	—	—	(46,076)	17,969	(4,537)	(234)

Net change in net assets	31,923	—	—	(7,734)	17,885	(1,064)	(3,062)

Net assets beginning of year	409,333	—	—	277,346	41,546	43,477	57,856

Net assets end of year	$441,256	$—	$—	$269,612	$59,431	$42,413	$54,794

Contract unit transactions
Units outstanding at beginning of year	14,726	—	—	12,328	4,691	3,571	6,354
Units issued	738	—	—	73	2,551	20	534
Units redeemed	(741)	—	—	(1,897)	(488)	(368)	(564)
Units outstanding at end of year	14,723	—	—	10,504	6,754	3,223	6,324
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$20,517	$—	$—	$1,761	$22,274	$251	$4,765
Proceeds from sales	$27,030	$—	$—	$52,344	$5,162	$5,457	$5,881

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

21

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class A(a)
Operations
Net investment income (loss)	$—	$(206)	$(1,090)	$(7,193)	$(3,259)	$(7,024)	$—
Net realized gain (loss) on investments in Funds	—	24	1,835	31,598	7,198	2,039	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	496	6,536	83,565	35,422	10,625	—
Net change in net assets
from operations	—	314	7,281	107,970	39,361	5,640	—

Contract transactions
Surrenders and terminations	—	(2,700)	(5,213)	(65,393)	(12,005)	(1,157)	—
Transfers between Investment Divisions	—	8,637	(14)	57,229	42,650	10,596	—
Contract owner charges	—	(5)	(59)	(35)	(850)	(7)	—
Net change in net assets
from contract transactions	—	5,932	(5,286)	(8,199)	29,795	9,432	—

Net change in net assets	—	6,246	1,995	99,771	69,156	15,072	—

Net assets beginning of year	—	6,846	67,770	387,692	148,588	428,286	—

Net assets end of year	$—	$13,092	$69,765	$487,463	$217,744	$443,358	$—

Contract unit transactions
Units outstanding at beginning of year	—	365	3,156	9,221	4,284	29,598	—
Units issued	—	513	—	4,049	1,288	1,005	—
Units redeemed	—	(183)	(229)	(4,283)	(420)	(324)	—
Units outstanding at end of year	—	695	2,927	8,987	5,152	30,279	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$9,312	$—	$188,764	$46,260	$14,413	$—
Proceeds from sales	$—	$3,586	$6,376	$204,156	$19,724	$12,005	$—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

22

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(4,738)	$(1,000)	$(2,638)	$(2,239)	$(284)	$(6,596)	$(2,123)
Net realized gain (loss) on investments in Funds	45,494	848	12,327	9,767	337	15,212	909
Net change in unrealized appreciation
(depreciation) on investments in Funds	(16,967)	2,893	15,629	7,058	1,479	20,899	(5,913)
Net change in net assets
from operations	23,789	2,741	25,318	14,586	1,532	29,515	(7,127)

Contract transactions
Surrenders and terminations	(9,184)	(2,027)	(37,658)	(2,496)	(1,073)	(6,781)	(11,761)
Transfers between Investment Divisions	(115,965)	9,258	(3,282)	51,572	(1,554)	(25,806)	5,903
Contract owner charges	(1,173)	(12)	(754)	(10)	—	(4,523)	(689)
Net change in net assets
from contract transactions	(126,322)	7,219	(41,694)	49,066	(2,627)	(37,110)	(6,547)

Net change in net assets	(102,533)	9,960	(16,376)	63,652	(1,095)	(7,595)	(13,674)

Net assets beginning of year	388,853	54,826	157,396	86,936	17,255	387,008	131,005

Net assets end of year	$286,320	$64,786	$141,020	$150,588	$16,160	$379,413	$117,331

Contract unit transactions
Units outstanding at beginning of year	21,887	3,531	5,105	6,344	1,568	24,224	11,737
Units issued	7,195	759	156	10,750	28	112	1,079
Units redeemed	(14,202)	(300)	(1,348)	(7,402)	(248)	(2,245)	(1,740)
Units outstanding at end of year	14,880	3,990	3,913	9,692	1,348	22,091	11,076
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$141,805	$12,056	$5,095	$158,637	$319	$1,884	$12,410
Proceeds from sales	$272,865	$5,837	$49,427	$111,810	$3,230	$45,590	$21,080

See Notes to the Financial Statements.

23

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A
Operations
Net investment income (loss)	$(24,941)	$816	$(634)	$—	$193	$(16,936)	$—
Net realized gain (loss) on investments in Funds	363,558	39,154	7,264	—	483	223,091	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	79,009	(30,356)	1,369	—	92	(16,203)	—
Net change in net assets
from operations	417,626	9,614	7,999	—	768	189,952	—

Contract transactions
Purchase payments	210,376	—	—	—	—	—	—
Surrenders and terminations	(561,517)	(25,834)	(50,524)	—	(1,434)	(383,828)	—
Transfers between Investment Divisions	(199,479)	(15,906)	1,057	—	717	(5,311)	—
Contract owner charges	(1,144)	(605)	(16)	—	(3)	(2,953)	—
Net change in net assets
from contract transactions	(551,764)	(42,345)	(49,483)	—	(720)	(392,092)	—

Net change in net assets	(134,138)	(32,731)	(41,484)	—	48	(202,140)	—

Net assets beginning of year	1,780,729	407,414	80,637	—	27,979	1,136,035	—

Net assets end of year	$1,646,591	$374,683	$39,153	$—	$28,027	$933,895	$—

Contract unit transactions
Units outstanding at beginning of year	77,793	27,172	4,063	—	2,286	32,848	—
Units issued	8,851	392	236	—	188	22	—
Units redeemed	(30,947)	(3,190)	(2,728)	—	(237)	(10,068)	—
Units outstanding at end of year	55,697	24,374	1,571	—	2,237	22,802	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$239,371	$41,215	$5,796	$—	$2,967	$840	$—
Proceeds from sales	$816,076	$54,232	$55,913	$—	$3,494	$409,868	$—

See Notes to the Financial Statements.

24

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A
Operations
Net investment income (loss)	$(29,219)	$(145)	$(368)	$(662)	$12,539	$(8,741)	$(199)
Net realized gain (loss) on investments in Funds	2,488	113	2,919	(76)	—	326	803
Net change in unrealized appreciation
(depreciation) on investments in Funds	41,753	502	254	1,066	—	9,248	(245)
Net change in net assets
from operations	15,022	470	2,805	328	12,539	833	359

Contract transactions
Purchase payments	21,293	—	—	—	29,660	—	—
Surrenders and terminations	(121,200)	(935)	(76)	(1,132)	(57,303)	(45,699)	(4,220)
Transfers between Investment Divisions	20,101	95	(8,012)	2,754	45,756	15,516	914
Contract owner charges	(1,470)	(12)	(41)	(1)	(3,221)	(347)	(7)
Net change in net assets
from contract transactions	(81,276)	(852)	(8,129)	1,621	14,892	(30,530)	(3,313)

Net change in net assets	(66,254)	(382)	(5,324)	1,949	27,431	(29,697)	(2,954)

Net assets beginning of year	1,951,996	9,068	25,112	40,677	373,500	584,712	14,456

Net assets end of year	$1,885,742	$8,686	$19,788	$42,626	$400,931	$555,015	$11,502

Contract unit transactions
Units outstanding at beginning of year	103,693	872	1,011	4,035	39,215	31,066	836
Units issued	8,582	19	—	270	12,109	2,198	78
Units redeemed	(12,873)	(97)	(296)	(113)	(10,438)	(3,807)	(271)
Units outstanding at end of year	99,402	794	715	4,192	40,886	29,457	643
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$162,808	$208	$—	$2,754	$134,136	$41,851	$1,351
Proceeds from sales	$273,303	$1,205	$8,497	$1,795	$106,705	$81,122	$4,863

See Notes to the Financial Statements.

25

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/Franklin Templeton Income Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$(15,737)	$(2,534)	$(191)	$49	$—	$(20,947)	$(1,084)
Net realized gain (loss) on investments in Funds	80,710	4,340	325	1,674	—	188,597	767
Net change in unrealized appreciation
(depreciation) on investments in Funds	(19,374)	23,500	290	(1,346)	—	16,499	10,109
Net change in net assets
from operations	45,599	25,306	424	377	—	184,149	9,792

Contract transactions
Purchase payments	17,744	—	—	—	—	105,188	—
Surrenders and terminations	(114,370)	(19,846)	(213)	(4,557)	—	(324,993)	(5,422)
Transfers between Investment Divisions	(65,766)	(949)	107	254	—	(59,791)	7,046
Contract owner charges	(1,734)	(910)	(2)	(31)	—	(2,332)	(19)
Net change in net assets
from contract transactions	(164,126)	(21,705)	(108)	(4,334)	—	(281,928)	1,605

Net change in net assets	(118,527)	3,601	316	(3,957)	—	(97,779)	11,397

Net assets beginning of year	1,096,261	151,972	11,872	16,882	—	1,333,545	66,072

Net assets end of year	$977,734	$155,573	$12,188	$12,925	$—	$1,235,766	$77,469

Contract unit transactions
Units outstanding at beginning of year	58,677	4,261	920	1,310	—	37,554	1,749
Units issued	9,166	2	69	38	—	5,012	311
Units redeemed	(17,896)	(543)	(76)	(370)	—	(11,975)	(279)
Units outstanding at end of year	49,947	3,720	913	978	—	30,591	1,781
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$172,940	$95	$972	$1,647	$—	$199,924	$13,226
Proceeds from sales	$352,803	$24,334	$1,271	$5,065	$—	$502,799	$12,705

See Notes to the Financial Statements.

26

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(8,637)	$(1,493)	$(26,551)	$(544)	$(53,362)	$(4,305)	$(48,683)
Net realized gain (loss) on investments in Funds	2,466	2,340	140,663	861	481,819	13,433	381,044
Net change in unrealized appreciation
(depreciation) on investments in Funds	42,961	13,894	79,257	608	(66,237)	4,337	(88,997)
Net change in net assets
from operations	36,790	14,741	193,369	925	362,220	13,465	243,364

Contract transactions
Purchase payments	—	—	14,980	—	1,435	—	250
Surrenders and terminations	(134)	(4,293)	(266,522)	(5,599)	(375,264)	(30,784)	(512,578)
Transfers between Investment Divisions	4,292	711	3,327	(26)	(149,256)	(81)	(1,009,512)
Contract owner charges	(16)	(3)	(1,605)	(156)	(906)	(117)	(484)
Net change in net assets
from contract transactions	4,142	(3,585)	(249,820)	(5,781)	(523,991)	(30,982)	(1,522,324)

Net change in net assets	40,932	11,156	(56,451)	(4,856)	(161,771)	(17,517)	(1,278,960)

Net assets beginning of year	533,982	93,477	1,616,514	36,560	3,476,317	268,184	4,273,717

Net assets end of year	$574,914	$104,633	$1,560,063	$31,704	$3,314,546	$250,667	$2,994,757

Contract unit transactions
Units outstanding at beginning of year	42,595	6,885	50,741	2,566	118,542	14,808	177,741
Units issued	462	347	542	389	10,489	—	2,442
Units redeemed	(123)	(594)	(7,463)	(784)	(26,988)	(1,674)	(64,940)
Units outstanding at end of year	42,934	6,638	43,820	2,171	102,043	13,134	115,243
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$5,748	$5,453	$18,519	$5,603	$325,929	$—	$62,121
Proceeds from sales	$10,243	$10,531	$294,890	$11,928	$903,282	$35,287	$1,633,128

See Notes to the Financial Statements.

27

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Quality Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
Operations
Net investment income (loss)	$(11,545)	$—	$(1,635)	$(3,614)	$89	$(1,142)	$8,969
Net realized gain (loss) on investments in Funds	63,208	—	(403)	109,685	(30)	16,088	82
Net change in unrealized appreciation
(depreciation) on investments in Funds	36,310	—	2,214	(74,414)	(137)	(2,770)	(2,607)
Net change in net assets
from operations	87,973	—	176	31,657	(78)	12,176	6,444

Contract transactions
Purchase payments	—	—	7,098	—	—	7,098	—
Surrenders and terminations	(123,043)	—	(13,512)	(54,524)	(309)	(48,684)	—
Transfers between Investment Divisions	(692)	—	(28,220)	(151,961)	499	(46,399)	—
Contract owner charges	(396)	—	(45)	(855)	—	(10)	—
Net change in net assets
from contract transactions	(124,131)	—	(34,679)	(207,340)	190	(87,995)	—

Net change in net assets	(36,158)	—	(34,503)	(175,683)	112	(75,819)	6,444

Net assets beginning of year	762,246	—	123,435	362,614	5,777	133,988	191,293

Net assets end of year	$726,088	$—	$88,932	$186,931	$5,889	$58,169	$197,737

Contract unit transactions
Units outstanding at beginning of year	15,199	—	9,615	20,162	368	8,819	19,352
Units issued	425	—	1,539	5,753	30	439	—
Units redeemed	(2,755)	—	(4,180)	(16,650)	(19)	(6,075)	—
Units outstanding at end of year	12,869	—	6,974	9,265	379	3,183	19,352
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$22,724	$—	$20,064	$110,123	$681	$8,273	$12,193
Proceeds from sales	$158,400	$—	$56,378	$321,077	$402	$96,258	$3,224

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

28

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
Operations
Net investment income (loss)	$(3,879)	$(2,442)	$(2,126)	$(427)	$—	$(914)	$(6,907)
Net realized gain (loss) on investments in Funds	(308)	72,264	14,805	450	—	(4,635)	32,005
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,047	(2,627)	8,680	2,769	—	7,021	(37,219)
Net change in net assets
from operations	(2,140)	67,195	21,359	2,792	—	1,472	(12,121)

Contract transactions
Surrenders and terminations	(2,059)	(54,151)	(108,066)	(1,512)	—	(31,867)	(14,976)
Transfers between Investment Divisions	7,966	(411,698)	523,485	—	—	2,426	(5,155)
Contract owner charges	(13)	(11)	(27)	—	—	(42)	(934)
Net change in net assets
from contract transactions	5,894	(465,860)	415,392	(1,512)	—	(29,483)	(21,065)

Net change in net assets	3,754	(398,665)	436,751	1,280	—	(28,011)	(33,186)

Net assets beginning of year	238,605	453,017	115,094	24,366	—	81,481	635,207

Net assets end of year	$242,359	$54,352	$551,845	$25,646	$—	$53,470	$602,021

Contract unit transactions
Units outstanding at beginning of year	19,813	12,277	2,153	1,754	—	7,915	19,150
Units issued	755	7,593	8,037	—	—	361	19,179
Units redeemed	(267)	(18,728)	(1,840)	(101)	—	(3,249)	(20,921)
Units outstanding at end of year	20,301	1,142	8,350	1,653	—	5,027	17,408
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$9,158	$350,248	$523,865	$—	$—	$3,565	$717,937
Proceeds from sales	$7,143	$818,550	$110,599	$1,939	$—	$33,962	$745,909

See Notes to the Financial Statements.

29

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
Operations
Net investment income (loss)	$(2,462)	$(3,282)	$(20)	$(6,394)	$(4,864)	$(18)	$(5,505)
Net realized gain (loss) on investments in Funds	2,085	9,136	519	136,764	5,886	131	65,300
Net change in unrealized appreciation
(depreciation) on investments in Funds	15,244	(4,113)	(379)	(39,189)	2,391	(103)	2,009
Net change in net assets
from operations	14,867	1,741	120	91,181	3,413	10	61,804

Contract transactions
Surrenders and terminations	(2,045)	(15,979)	(2,328)	(71,255)	(76,253)	(2,043)	(129,304)
Transfers between Investment Divisions	348,564	(4,023)	1	(371,862)	4,633	1	(6,522)
Contract owner charges	(1,130)	(63)	—	(136)	(120)	—	(218)
Net change in net assets
from contract transactions	345,389	(20,065)	(2,327)	(443,253)	(71,740)	(2,042)	(136,044)

Net change in net assets	360,256	(18,324)	(2,207)	(352,072)	(68,327)	(2,032)	(74,240)

Net assets beginning of year	95,830	212,532	2,207	608,590	351,663	2,032	359,389

Net assets end of year	$456,086	$194,208	$—	$256,518	$283,336	$—	$285,149

Contract unit transactions
Units outstanding at beginning of year	5,040	4,558	136	7,231	17,889	137	5,827
Units issued	12,767	72	—	6,797	332	—	4,601
Units redeemed	(179)	(485)	(136)	(11,757)	(3,923)	(137)	(6,726)
Units outstanding at end of year	17,628	4,145	—	2,271	14,298	—	3,702
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$349,391	$3,476	$—	$713,627	$6,797	$—	$352,196
Proceeds from sales	$6,464	$26,823	$2,347	$1,163,274	$83,401	$2,060	$493,745

See Notes to the Financial Statements.

30

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A
Operations
Net investment income (loss)	$(158)	$(1,610)	$(47,988)	$(15,710)	$(15,449)	$(378)	$(1,160)
Net realized gain (loss) on investments in Funds	417	2,276	500,593	31,482	12,731	1,153	11,825
Net change in unrealized appreciation
(depreciation) on investments in Funds	205	10,337	156,758	23,717	182,969	3,271	(505)
Net change in net assets
from operations	464	11,003	609,363	39,489	180,251	4,046	10,160

Contract transactions
Purchase payments	—	—	17,744	—	—	—	—
Surrenders and terminations	—	(10,615)	(657,556)	(62,689)	(26,816)	(1,983)	(1,446)
Transfers between Investment Divisions	(710)	(1,951)	425,050	(518,173)	(12,038)	775	(8,046)
Contract owner charges	—	(30)	(4,245)	(278)	(2,093)	—	(4)
Net change in net assets
from contract transactions	(710)	(12,596)	(219,007)	(581,140)	(40,947)	(1,208)	(9,496)

Net change in net assets	(246)	(1,593)	390,356	(541,651)	139,304	2,838	664

Net assets beginning of year	10,445	101,528	2,804,223	1,498,138	859,663	19,840	53,830

Net assets end of year	$10,199	$99,935	$3,194,579	$956,487	$998,967	$22,678	$54,494

Contract unit transactions
Units outstanding at beginning of year	858	2,414	67,380	42,525	47,751	1,142	1,659
Units issued	121	24	25,109	1,546	44	374	2,215
Units redeemed	(164)	(305)	(29,843)	(18,386)	(2,052)	(459)	(2,402)
Units outstanding at end of year	815	2,133	62,646	25,685	45,743	1,057	1,472
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,424	$1,054	$1,274,517	$56,426	$850	$8,300	$75,585
Proceeds from sales	$2,292	$15,260	$1,541,512	$653,276	$57,246	$9,886	$86,241

See Notes to the Financial Statements.

31

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A(a)	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A	JNL/PIMCO Income Fund - Class A
Operations
Net investment income (loss)	$(17,743)	$—	$—	$(1,626)	$(1,540)	$(1,391)	$(1,740)
Net realized gain (loss) on investments in Funds	56,503	—	—	15,060	203	5,848	2,188
Net change in unrealized appreciation
(depreciation) on investments in Funds	89,892	—	—	1,057	5,377	8,081	3,129
Net change in net assets
from operations	128,652	—	—	14,491	4,040	12,538	3,577

Contract transactions
Purchase payments	718	—	—	—	—	—	—
Surrenders and terminations	(130,639)	—	—	(48,058)	—	(41,564)	(5,654)
Transfers between Investment Divisions	(7,418)	—	—	(563)	(1)	(2,810)	51,516
Contract owner charges	(559)	—	—	(10)	(2)	(51)	(17)
Net change in net assets
from contract transactions	(137,898)	—	—	(48,631)	(3)	(44,425)	45,845

Net change in net assets	(9,246)	—	—	(34,140)	4,037	(31,887)	49,422

Net assets beginning of year	1,143,169	—	—	218,804	100,236	120,354	72,574

Net assets end of year	$1,133,923	$—	$—	$184,664	$104,273	$88,467	$121,996

Contract unit transactions
Units outstanding at beginning of year	37,432	—	—	11,926	8,442	3,292	6,912
Units issued	1,253	—	—	38	—	12	10,296
Units redeemed	(5,581)	—	—	(2,707)	—	(1,202)	(5,926)
Units outstanding at end of year	33,104	—	—	9,257	8,442	2,102	11,282
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$42,681	$—	$—	$16,137	$—	$489	$108,152
Proceeds from sales	$198,322	$—	$—	$52,384	$1,543	$46,305	$64,047

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

32

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A(a)	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Operations
Net investment income (loss)	$(1)	$(1,616)	$(12,475)	$—	$(73)	$(399)	$(24,238)
Net realized gain (loss) on investments in Funds	(2)	707	13,124	—	(3)	671	81,285
Net change in unrealized appreciation
(depreciation) on investments in Funds	2	1,290	47,914	—	94	2,108	179,329
Net change in net assets
from operations	(1)	381	48,563	—	18	2,380	236,376

Contract transactions
Surrenders and terminations	—	(8,728)	(62,419)	—	—	(721)	(86,967)
Transfers between Investment Divisions	14	2,901	7,334	—	(1)	(318)	(6,055)
Contract owner charges	(1)	(110)	(844)	—	(4)	(3)	(4,948)
Net change in net assets
from contract transactions	13	(5,937)	(55,929)	—	(5)	(1,042)	(97,970)

Net change in net assets	12	(5,556)	(7,366)	—	13	1,338	138,406

Net assets beginning of year	84	102,429	801,109	—	4,403	25,575	1,425,856

Net assets end of year	$96	$96,873	$793,743	$—	$4,416	$26,913	$1,564,262

Contract unit transactions
Units outstanding at beginning of year	7	7,319	32,865	—	248	1,165	48,128
Units issued	1	581	622	—	—	72	1,732
Units redeemed	—	(1,003)	(2,847)	—	—	(113)	(4,702)
Units outstanding at end of year	8	6,897	30,640	—	248	1,124	45,158
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$13	$8,222	$15,549	$—	$—	$1,586	$54,904
Proceeds from sales	$1	$15,775	$83,953	$—	$78	$3,027	$177,112

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

33

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A(a)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Operations
Net investment income (loss)	$(267)	$(3)	$(26,096)	$(43,938)	$(45,489)	$(6,357)	$—
Net realized gain (loss) on investments in Funds	326	—	9,332	398,076	338,887	6,543	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,624	20	172,156	352,412	(64,934)	12,642	—
Net change in net assets
from operations	1,683	17	155,392	706,550	228,464	12,828	—

Contract transactions
Purchase payments	—	—	—	105,188	105,188	—	—
Surrenders and terminations	(1,054)	—	(13,992)	(690,962)	(670,095)	(142,264)	—
Transfers between Investment Divisions	(392)	6,859	226,214	(138,440)	15,241	11,405	—
Contract owner charges	(7)	—	(137)	(4,576)	(590)	(155)	—
Net change in net assets
from contract transactions	(1,453)	6,859	212,085	(728,790)	(550,256)	(131,014)	—

Net change in net assets	230	6,876	367,477	(22,240)	(321,792)	(118,186)	—

Net assets beginning of year	16,965	—	1,407,803	2,820,422	3,112,013	515,704	—

Net assets end of year	$17,195	$6,876	$1,775,280	$2,798,182	$2,790,221	$397,518	$—

Contract unit transactions
Units outstanding at beginning of year	1,181	—	60,688	55,677	53,084	51,130	—
Units issued	14	696	9,509	5,274	2,394	2,826	—
Units redeemed	(106)	—	(1,000)	(17,736)	(11,282)	(15,755)	—
Units outstanding at end of year	1,089	696	69,197	43,215	44,196	38,201	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$220	$6,859	$236,455	$309,548	$150,523	$28,781	$—
Proceeds from sales	$1,940	$3	$50,466	$1,082,276	$746,268	$166,152	$—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

34

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
Operations
Net investment income (loss)	$(15,441)	$(4,106)	$—	$(385)	$—	$(317)	$10,378
Net realized gain (loss) on investments in Funds	60,409	1,125	—	2,185	2	101	(847)
Net change in unrealized appreciation
(depreciation) on investments in Funds	73,836	26,799	—	151	5	887	(2,402)
Net change in net assets
from operations	118,804	23,818	—	1,951	7	671	7,129

Contract transactions
Purchase payments	—	268	—	—	—	—	—
Surrenders and terminations	(7,627)	(9,388)	—	—	—	(1,081)	—
Transfers between Investment Divisions	(26,510)	32	—	(26,165)	(77)	800	18,834
Contract owner charges	(132)	(125)	—	—	(2)	—	—
Net change in net assets
from contract transactions	(34,269)	(9,213)	—	(26,165)	(79)	(281)	18,834

Net change in net assets	84,535	14,605	—	(24,214)	(72)	390	25,963

Net assets beginning of year	921,961	242,001	—	24,214	72	20,771	254,815

Net assets end of year	$1,006,496	$256,606	$—	$—	$—	$21,161	$280,778

Contract unit transactions
Units outstanding at beginning of year	23,775	18,224	—	1,963	5	1,740	26,078
Units issued	2,026	20	—	110	—	71	1,941
Units redeemed	(2,838)	(682)	—	(2,073)	(5)	(94)	—
Units outstanding at end of year	22,963	17,562	—	—	—	1,717	28,019
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$90,823	$300	$—	$1,355	$—	$858	$33,246
Proceeds from sales	$140,533	$13,619	$—	$27,905	$79	$1,456	$4,034

See Notes to the Financial Statements.

35

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2024

	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(7,240)	$(20,201)	$(12)	$(1,463)	$(1,217)
Net realized gain (loss) on investments in Funds	227	59,823	2	278	2,298
Net change in unrealized appreciation
(depreciation) on investments in Funds	(1,811)	115,786	84	4,709	5,543
Net change in net assets
from operations	(8,824)	155,408	74	3,524	6,624

Contract transactions
Surrenders and terminations	(109,088)	(82,763)	—	(5,475)	(1,144)
Transfers between Investment Divisions	27,168	2,497	—	(148)	4,663
Contract owner charges	(810)	(1,352)	—	(44)	(78)
Net change in net assets
from contract transactions	(82,730)	(81,618)	—	(5,667)	3,441

Net change in net assets	(91,554)	73,790	74	(2,143)	10,065

Net assets beginning of year	634,072	1,260,953	690	91,910	73,410

Net assets end of year	$542,518	$1,334,743	$764	$89,767	$83,475

Contract unit transactions
Units outstanding at beginning of year	46,546	42,645	45	5,741	2,021
Units issued	3,072	1,729	—	160	262
Units redeemed	(9,023)	(4,390)	—	(501)	(175)
Units outstanding at end of year	40,595	39,984	45	5,400	2,108
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$44,521	$54,152	$—	$2,575	$9,976
Proceeds from sales	$134,491	$155,971	$12	$9,705	$7,752

See Notes to the Financial Statements.

36

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$—	$(2,875)	$(1,347)	$—	$(6,097)	$(891)	$(411)
Net realized gain (loss) on investments in Funds	—	12,158	643	—	21,285	(7,135)	3,207
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	4,784	12,575	—	26,229	12,521	22
Net change in net assets
from operations	—	14,067	11,871	—	41,417	4,495	2,818

Contract transactions
Surrenders and terminations	—	—	(1,777)	—	(2,029)	—	(1,613)
Transfers between Investment Divisions	—	(224,624)	(266)	—	(136,166)	(119,087)	(12,624)
Contract owner charges	—	—	(138)	—	(74)	—	(124)
Net change in net assets
from contract transactions	—	(224,624)	(2,181)	—	(138,269)	(119,087)	(14,361)

Net change in net assets	—	(210,557)	9,690	—	(96,852)	(114,592)	(11,543)

Net assets beginning of year	—	293,628	81,855	—	451,837	114,593	31,825

Net assets end of year	$—	$83,071	$91,545	$—	$354,985	$1	$20,282

Contract unit transactions
Units outstanding at beginning of year	—	26,694	4,987	—	31,140	9,130	1,993
Units issued	—	—	36	—	1,553	—	75
Units redeemed	—	(19,759)	(163)	—	(10,551)	(9,130)	(925)
Units outstanding at end of year	—	6,935	4,860	—	22,142	—	1,143

See Notes to the Financial Statements.

37

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$—	$(298)	$(249)	$(350)	$787	$(1,802)	$(1,544)
Net realized gain (loss) on investments in Funds	—	(3)	(4,631)	1,385	(1,118)	7,343	(11,392)
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	1,540	10,300	1,467	10,493	2,024	30,795
Net change in net assets
from operations	—	1,239	5,420	2,502	10,162	7,565	17,859

Contract transactions
Surrenders and terminations	—	(1,140)	(14,944)	(13,555)	(116)	(7,465)	(1,214)
Transfers between Investment Divisions	—	27,554	(2,136)	24,839	13,793	1,081	(108,454)
Contract owner charges	—	—	(354)	(14)	(107)	(25)	(137)
Net change in net assets
from contract transactions	—	26,414	(17,434)	11,270	13,570	(6,409)	(109,805)

Net change in net assets	—	27,653	(12,014)	13,772	23,732	1,156	(91,946)

Net assets beginning of year	—	—	75,656	19,825	39,604	61,845	149,910

Net assets end of year	$—	$27,653	$63,642	$33,597	$63,336	$63,001	$57,964

Contract unit transactions
Units outstanding at beginning of year	—	—	7,002	1,783	3,746	3,836	4,212
Units issued	—	4,151	213	2,070	1,473	3,494	75
Units redeemed	—	(1,517)	(1,786)	(1,173)	(250)	(3,813)	(2,877)
Units outstanding at end of year	—	2,634	5,429	2,680	4,969	3,517	1,410

See Notes to the Financial Statements.

38

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A
Operations
Net investment income (loss)	$(6,205)	$—	$(3,971)	$(445)	$(650)	$(859)
Net realized gain (loss) on investments in Funds	4,984	—	9,600	(138)	691	(259)
Net change in unrealized appreciation
(depreciation) on investments in Funds	71,655	—	24,305	572	2,799	3,441
Net change in net assets
from operations	70,434	—	29,934	(11)	2,840	2,323

Contract transactions
Purchase payments	—	—	21,348	—	—	1,082
Surrenders and terminations	(66,978)	—	(34,390)	(1,727)	(4,237)	(818)
Transfers between Investment Divisions	(31,561)	—	12,232	43,284	969	1,330
Contract owner charges	(12)	—	(1,272)	—	(14)	(20)
Net change in net assets
from contract transactions	(98,551)	—	(2,082)	41,557	(3,282)	1,574

Net change in net assets	(28,117)	—	27,852	41,546	(442)	3,897

Net assets beginning of year	437,450	—	249,494	—	43,919	53,959

Net assets end of year	$409,333	$—	$277,346	$41,546	$43,477	$57,856

Contract unit transactions
Units outstanding at beginning of year	18,759	—	12,437	—	3,857	6,173
Units issued	237	—	1,972	8,074	84	277
Units redeemed	(4,270)	—	(2,081)	(3,383)	(370)	(96)
Units outstanding at end of year	14,726	—	12,328	4,691	3,571	6,354

See Notes to the Financial Statements.

39

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A
Operations
Net investment income (loss)	$—	$(90)	$(997)	$(3,990)	$(2,067)	$(6,490)
Net realized gain (loss) on investments in Funds	—	(31)	999	(1,326)	10,960	8,171
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	1,001	9,251	71,973	18,600	58,550
Net change in net assets
from operations	—	880	9,253	66,657	27,493	60,231

Contract transactions
Purchase payments	—	—	1,353	46,600	—	—
Surrenders and terminations	—	—	(4,854)	(14,062)	(21,718)	(1,463)
Transfers between Investment Divisions	—	211	(99)	164,957	20,739	(98,560)
Contract owner charges	—	(1)	(59)	(33)	(745)	(6)
Net change in net assets
from contract transactions	—	210	(3,659)	197,462	(1,724)	(100,029)

Net change in net assets	—	1,090	5,594	264,119	25,769	(39,798)

Net assets beginning of year	—	5,756	62,176	123,573	122,819	468,084

Net assets end of year	$—	$6,846	$67,770	$387,692	$148,588	$428,286

Contract unit transactions
Units outstanding at beginning of year	—	350	3,339	3,994	4,373	36,748
Units issued	—	38	68	6,663	927	36
Units redeemed	—	(23)	(251)	(1,436)	(1,016)	(7,186)
Units outstanding at end of year	—	365	3,156	9,221	4,284	29,598

See Notes to the Financial Statements.

40

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$(6,002)	$(2,217)	$(2,280)	$(1,382)	$(1,428)	$(5,926)	$(3,279)
Net realized gain (loss) on investments in Funds	2,765	15,343	284	519	2,599	5,602	15,685
Net change in unrealized appreciation
(depreciation) on investments in Funds	46,778	9,198	22,704	7,974	5,099	42,283	(17,051)
Net change in net assets
from operations	43,541	22,324	20,708	7,111	6,270	41,959	(4,645)

Contract transactions
Surrenders and terminations	(28,483)	(23,170)	(2,911)	(432)	(1,595)	(2,919)	(36,576)
Transfers between Investment Divisions	(845)	(135,578)	701	241	(3,808)	401	(111,922)
Contract owner charges	(1,356)	(12)	(750)	(10)	—	(4,536)	(790)
Net change in net assets
from contract transactions	(30,684)	(158,760)	(2,960)	(201)	(5,403)	(7,054)	(149,288)

Net change in net assets	12,857	(136,436)	17,748	6,910	867	34,905	(153,933)

Net assets beginning of year	375,996	191,262	139,648	80,026	16,388	352,103	284,938

Net assets end of year	$388,853	$54,826	$157,396	$86,936	$17,255	$387,008	$131,005

Contract unit transactions
Units outstanding at beginning of year	23,713	14,063	5,213	6,353	1,665	24,708	24,787
Units issued	4	492	26	650	18,096	903	1,947
Units redeemed	(1,830)	(11,024)	(134)	(659)	(18,193)	(1,387)	(14,997)
Units outstanding at end of year	21,887	3,531	5,105	6,344	1,568	24,224	11,737

See Notes to the Financial Statements.

41

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A
Operations
Net investment income (loss)	$(22,179)	$(503)	$(734)	$—	$263	$(16,989)	$(612)
Net realized gain (loss) on investments in Funds	115,927	12,351	2,786	—	5,267	60,424	5,186
Net change in unrealized appreciation
(depreciation) on investments in Funds	451,913	84,114	9,707	—	1,137	158,788	3,321
Net change in net assets
from operations	545,661	95,962	11,759	—	6,667	202,223	7,895

Contract transactions
Purchase payments	311	—	—	—	—	—	—
Surrenders and terminations	(203,849)	(63,239)	(15,430)	—	(1,132)	(113,293)	(18,552)
Transfers between Investment Divisions	164,563	(24,418)	72,618	—	(25,067)	4,542	(65,299)
Contract owner charges	(1,210)	(601)	(20)	—	—	(3,560)	—
Net change in net assets
from contract transactions	(40,185)	(88,258)	57,168	—	(26,199)	(112,311)	(83,851)

Net change in net assets	505,476	7,704	68,927	—	(19,532)	89,912	(75,956)

Net assets beginning of year	1,275,253	399,710	11,710	—	47,511	1,046,123	75,956

Net assets end of year	$1,780,729	$407,414	$80,637	$—	$27,979	$1,136,035	$—

Contract unit transactions
Units outstanding at beginning of year	82,033	33,621	838	—	4,443	36,424	3,508
Units issued	11,925	47	4,117	—	4,200	371	—
Units redeemed	(16,165)	(6,496)	(892)	—	(6,357)	(3,947)	(3,508)
Units outstanding at end of year	77,793	27,172	4,063	—	2,286	32,848	—

See Notes to the Financial Statements.

42

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A
Operations
Net investment income (loss)	$(29,857)	$(137)	$(268)	$(615)	$12,150	$(8,763)	$(215)
Net realized gain (loss) on investments in Funds	(9,867)	(47)	466	(138)	—	(1,459)	59
Net change in unrealized appreciation
(depreciation) on investments in Funds	127,164	829	4,333	2,038	—	38,817	330
Net change in net assets
from operations	87,440	645	4,531	1,285	12,150	28,595	174

Contract transactions
Purchase payments	—	—	—	—	624	—	—
Surrenders and terminations	(244,484)	(63)	(412)	(1,113)	(672,933)	(16,425)	—
Transfers between Investment Divisions	87,786	51	5,714	2,577	624,195	10,597	1,360
Contract owner charges	(1,578)	(11)	(41)	(1)	(3,454)	(343)	(4)
Net change in net assets
from contract transactions	(158,276)	(23)	5,261	1,463	(51,568)	(6,171)	1,356

Net change in net assets	(70,836)	622	9,792	2,748	(39,418)	22,424	1,530

Net assets beginning of year	2,022,832	8,446	15,320	37,929	412,918	562,288	12,926

Net assets end of year	$1,951,996	$9,068	$25,112	$40,677	$373,500	$584,712	$14,456

Contract unit transactions
Units outstanding at beginning of year	112,213	874	774	3,889	44,432	31,422	756
Units issued	5,292	168	315	258	111,547	779	89
Units redeemed	(13,812)	(170)	(78)	(112)	(116,764)	(1,135)	(9)
Units outstanding at end of year	103,693	872	1,011	4,035	39,215	31,066	836

See Notes to the Financial Statements.

43

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/Franklin Templeton Income Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$(16,513)	$(2,401)	$(127)	$(19)	$(646)	$(19,070)	$(1,829)
Net realized gain (loss) on investments in Funds	23,662	(3,231)	171	439	24,312	43,698	(12,336)
Net change in unrealized appreciation
(depreciation) on investments in Funds	61,912	23,806	2,241	2,337	(17,022)	322,661	21,035
Net change in net assets
from operations	69,061	18,174	2,285	2,757	6,644	347,289	6,870

Contract transactions
Purchase payments	—	1,353	—	—	—	332	—
Surrenders and terminations	(41,130)	(6,291)	(170)	(83)	(56,544)	(111,131)	(71,730)
Transfers between Investment Divisions	(11,148)	(45,901)	2,247	(896)	(605,825)	(32,833)	(6,398)
Contract owner charges	(1,608)	(816)	(4)	(26)	—	(2,814)	(19)
Net change in net assets
from contract transactions	(53,886)	(51,655)	2,073	(1,005)	(662,369)	(146,446)	(78,147)

Net change in net assets	15,175	(33,481)	4,358	1,752	(655,725)	200,843	(71,277)

Net assets beginning of year	1,081,086	185,453	7,514	15,130	655,725	1,132,702	137,349

Net assets end of year	$1,096,261	$151,972	$11,872	$16,882	$—	$1,333,545	$66,072

Contract unit transactions
Units outstanding at beginning of year	61,736	5,818	741	1,387	51,112	42,224	4,001
Units issued	2,747	1,096	421	64	—	542	35
Units redeemed	(5,806)	(2,653)	(242)	(141)	(51,112)	(5,212)	(2,287)
Units outstanding at end of year	58,677	4,261	920	1,310	—	37,554	1,749

See Notes to the Financial Statements.

44

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(7,403)	$(1,267)	$(27,188)	$(391)	$(52,280)	$(4,555)	$(63,883)
Net realized gain (loss) on investments in Funds	1,715	3,627	147,476	29	292,546	33,772	354,147
Net change in unrealized appreciation
(depreciation) on investments in Funds	57,347	8,234	185,947	2,108	328,135	(1,077)	244,216
Net change in net assets
from operations	51,659	10,594	306,235	1,746	568,401	28,140	534,480

Contract transactions
Purchase payments	—	—	8,580	11,635	60,837	—	33,233
Surrenders and terminations	(121)	(3,896)	(392,435)	—	(409,546)	(14,624)	(297,652)
Transfers between Investment Divisions	26,733	23,515	23,789	—	27,906	(90,557)	(11,358)
Contract owner charges	(16)	(7)	(1,609)	(94)	(931)	(164)	(609)
Net change in net assets
from contract transactions	26,596	19,612	(361,675)	11,541	(321,734)	(105,345)	(276,386)

Net change in net assets	78,255	30,206	(55,440)	13,287	246,667	(77,205)	258,094

Net assets beginning of year	455,727	63,271	1,671,954	23,273	3,229,650	345,389	4,015,623

Net assets end of year	$533,982	$93,477	$1,616,514	$36,560	$3,476,317	$268,184	$4,273,717

Contract unit transactions
Units outstanding at beginning of year	40,332	5,303	63,003	1,741	130,379	20,905	190,914
Units issued	2,710	4,859	1,140	832	8,032	—	44,977
Units redeemed	(447)	(3,277)	(13,402)	(7)	(19,869)	(6,097)	(58,150)
Units outstanding at end of year	42,595	6,885	50,741	2,566	118,542	14,808	177,741

See Notes to the Financial Statements.

45

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Quality Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
Operations
Net investment income (loss)	$(13,078)	$(1,740)	$(5,500)	$(16)	$(1,327)	$3,834
Net realized gain (loss) on investments in Funds	80,414	(1,703)	5,641	(185)	5,381	12
Net change in unrealized appreciation
(depreciation) on investments in Funds	92,244	5,718	24,536	942	15,724	1,343
Net change in net assets
from operations	159,580	2,275	24,677	741	19,778	5,189

Contract transactions
Purchase payments	—	—	—	—	812	—
Surrenders and terminations	(139,135)	(2,854)	(5,519)	(276)	(3,949)	—
Transfers between Investment Divisions	(85,456)	30,125	(2,082)	(158)	64,629	186,104
Contract owner charges	(401)	(38)	(847)	—	(8)	—
Net change in net assets
from contract transactions	(224,992)	27,233	(8,448)	(434)	61,484	186,104

Net change in net assets	(65,412)	29,508	16,229	307	81,262	191,293

Net assets beginning of year	827,658	93,927	346,385	5,470	52,726	—

Net assets end of year	$762,246	$123,435	$362,614	$5,777	$133,988	$191,293

Contract unit transactions
Units outstanding at beginning of year	20,039	7,520	20,656	400	4,650	—
Units issued	570	4,427	316	15	4,717	19,352
Units redeemed	(5,410)	(2,332)	(810)	(47)	(548)	—
Units outstanding at end of year	15,199	9,615	20,162	368	8,819	19,352

See Notes to the Financial Statements.

46

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
Operations
Net investment income (loss)	$(3,712)	$(914)	$(2,128)	$(477)	$—	$(1,397)	$(9,544)
Net realized gain (loss) on investments in Funds	(604)	(475)	3,007	1,737	—	(4,560)	28,667
Net change in unrealized appreciation
(depreciation) on investments in Funds	11,888	16,899	49,343	(1,373)	—	12,292	(87,705)
Net change in net assets
from operations	7,572	15,510	50,222	(113)	—	6,335	(68,582)

Contract transactions
Purchase payments	—	—	—	—	—	—	1,484
Surrenders and terminations	(1,188)	(2,979)	(36,719)	(1,091)	—	(25,059)	(147,485)
Transfers between Investment Divisions	3,812	422,738	(121,159)	111	—	8,555	(193,139)
Contract owner charges	(43)	(4)	(23)	(14)	—	(40)	(817)
Net change in net assets
from contract transactions	2,581	419,755	(157,901)	(994)	—	(16,544)	(339,957)

Net change in net assets	10,153	435,265	(107,679)	(1,107)	—	(10,209)	(408,539)

Net assets beginning of year	228,452	17,752	222,773	25,473	—	91,690	1,043,746

Net assets end of year	$238,605	$453,017	$115,094	$24,366	$—	$81,481	$635,207

Contract unit transactions
Units outstanding at beginning of year	19,595	751	5,667	1,834	—	9,597	30,636
Units issued	484	11,636	7	702	—	939	15,034
Units redeemed	(266)	(110)	(3,521)	(782)	—	(2,621)	(26,520)
Units outstanding at end of year	19,813	12,277	2,153	1,754	—	7,915	19,150

See Notes to the Financial Statements.

47

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
Operations
Net investment income (loss)	$(1,456)	$(3,197)	$(33)	$(3,046)	$(5,215)	$(622)	$(9,605)
Net realized gain (loss) on investments in Funds	6,711	15,537	2	51,479	(463)	1,762	103,041
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,446	(12,636)	368	28,612	53,367	6,405	92,318
Net change in net assets
from operations	11,701	(296)	337	77,045	47,689	7,545	185,754

Contract transactions
Surrenders and terminations	—	(32,670)	—	(42,234)	(9,812)	(17,862)	(5,726)
Transfers between Investment Divisions	(17,455)	25,494	—	379,601	(5,754)	(62,474)	(100,950)
Contract owner charges	(833)	(46)	—	(112)	(155)	—	(228)
Net change in net assets
from contract transactions	(18,288)	(7,222)	—	337,255	(15,721)	(80,336)	(106,904)

Net change in net assets	(6,587)	(7,518)	337	414,300	31,968	(72,791)	78,850

Net assets beginning of year	102,417	220,050	1,870	194,290	319,695	74,823	280,539

Net assets end of year	$95,830	$212,532	$2,207	$608,590	$351,663	$2,032	$359,389

Contract unit transactions
Units outstanding at beginning of year	6,136	4,732	136	3,591	18,748	5,691	7,028
Units issued	434	911	—	5,870	303	—	22,951
Units redeemed	(1,530)	(1,085)	—	(2,230)	(1,162)	(5,554)	(24,152)
Units outstanding at end of year	5,040	4,558	136	7,231	17,889	137	5,827

See Notes to the Financial Statements.

48

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A
Operations
Net investment income (loss)	$(130)	$(3,436)	$(44,597)	$(19,177)	$(12,880)	$(530)	$(658)
Net realized gain (loss) on investments in Funds	6	4,926	240,244	15,381	(984)	286	1,534
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,065	18,012	391,957	133,600	185,941	(3,790)	6,855
Net change in net assets
from operations	941	19,502	587,604	129,804	172,077	(4,034)	7,731

Contract transactions
Purchase payments	—	—	—	1,019	—	—	—
Surrenders and terminations	—	(4,950)	(268,570)	(82,670)	(6,916)	(880)	(1,173)
Transfers between Investment Divisions	1,671	(57,907)	(515,038)	111,762	(75,682)	(16,698)	25,695
Contract owner charges	—	(52)	(4,877)	(325)	(2,388)	(5)	(4)
Net change in net assets
from contract transactions	1,671	(62,909)	(788,485)	29,786	(84,986)	(17,583)	24,518

Net change in net assets	2,612	(43,407)	(200,881)	159,590	87,091	(21,617)	32,249

Net assets beginning of year	7,833	144,935	3,005,104	1,338,548	772,572	41,457	21,581

Net assets end of year	$10,445	$101,528	$2,804,223	$1,498,138	$859,663	$19,840	$53,830

Contract unit transactions
Units outstanding at beginning of year	703	3,913	89,064	43,276	53,108	2,162	808
Units issued	156	8,348	9,809	30,517	1,301	250	1,679
Units redeemed	(1)	(9,847)	(31,493)	(31,268)	(6,658)	(1,270)	(828)
Units outstanding at end of year	858	2,414	67,380	42,525	47,751	1,142	1,659

See Notes to the Financial Statements.

49

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A	JNL/PIMCO Income Fund - Class A
Operations
Net investment income (loss)	$(18,379)	$(19)	$(2,269)	$(1,425)	$(2,353)	$(1,272)
Net realized gain (loss) on investments in Funds	39,451	81	54,385	77	6,437	(538)
Net change in unrealized appreciation
(depreciation) on investments in Funds	94,742	—	5,564	8,904	7,404	6,071
Net change in net assets
from operations	115,814	62	57,680	7,556	11,488	4,261

Contract transactions
Purchase payments	718	—	—	—	—	—
Surrenders and terminations	(119,228)	—	(3,335)	—	(1,125)	(39,797)
Transfers between Investment Divisions	(21,031)	(62)	159,043	—	43,135	36,944
Contract owner charges	(574)	—	—	(3)	(74)	(8)
Net change in net assets
from contract transactions	(140,115)	(62)	155,708	(3)	41,936	(2,861)

Net change in net assets	(24,301)	—	213,388	7,553	53,424	1,400

Net assets beginning of year	1,167,470	—	5,416	92,683	66,930	71,174

Net assets end of year	$1,143,169	$—	$218,804	$100,236	$120,354	$72,574

Contract unit transactions
Units outstanding at beginning of year	42,301	—	379	8,442	1,997	7,262
Units issued	2,197	195	36,736	—	3,651	5,908
Units redeemed	(7,066)	(195)	(25,189)	—	(2,356)	(6,258)
Units outstanding at end of year	37,432	—	11,926	8,442	3,292	6,912

See Notes to the Financial Statements.

50

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Operations
Net investment income (loss)	$(1)	$(1,646)	$(11,836)	$(70)	$(852)	$(21,047)
Net realized gain (loss) on investments in Funds	—	294	4,593	(10)	7,923	56,773
Net change in unrealized appreciation
(depreciation) on investments in Funds	6	3,638	88,215	286	1,189	99,703
Net change in net assets
from operations	5	2,286	80,972	206	8,260	135,429

Contract transactions
Purchase payments	—	—	520	—	—	—
Surrenders and terminations	—	(4,698)	(34,339)	—	(600)	(96,422)
Transfers between Investment Divisions	13	2,375	18,926	—	(22,676)	6,970
Contract owner charges	—	(134)	(829)	(5)	—	(4,759)
Net change in net assets
from contract transactions	13	(2,457)	(15,722)	(5)	(23,276)	(94,211)

Net change in net assets	18	(171)	65,250	201	(15,016)	41,218

Net assets beginning of year	66	102,600	735,859	4,202	40,591	1,384,638

Net assets end of year	$84	$102,429	$801,109	$4,403	$25,575	$1,425,856

Contract unit transactions
Units outstanding at beginning of year	6	7,504	33,551	248	2,174	51,512
Units issued	1	678	2,034	—	1,594	1,499
Units redeemed	—	(863)	(2,720)	—	(2,603)	(4,883)
Units outstanding at end of year	7	7,319	32,865	248	1,165	48,128

See Notes to the Financial Statements.

51

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Operations
Net investment income (loss)	$(135)	$(15,839)	$(40,165)	$(45,638)	$(7,605)	$—
Net realized gain (loss) on investments in Funds	40	3,478	100,989	98,282	89	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,316	157,868	918,934	439,014	23,492	—
Net change in net assets
from operations	1,221	145,507	979,758	491,658	15,976	—

Contract transactions
Purchase payments	—	233,000	746	269	—	—
Surrenders and terminations	(857)	(12,168)	(320,961)	(127,076)	(13,448)	—
Transfers between Investment Divisions	16,601	386,084	(211,827)	(68,657)	25,760	—
Contract owner charges	—	(138)	(5,008)	(718)	(166)	—
Net change in net assets
from contract transactions	15,744	606,778	(537,050)	(196,182)	12,146	—

Net change in net assets	16,965	752,285	442,708	295,476	28,122	—

Net assets beginning of year	—	655,518	2,377,714	2,816,537	487,582	—

Net assets end of year	$16,965	$1,407,803	$2,820,422	$3,112,013	$515,704	$—

Contract unit transactions
Units outstanding at beginning of year	—	32,878	68,338	56,720	49,933	—
Units issued	1,243	28,557	3,666	369	2,988	—
Units redeemed	(62)	(747)	(16,327)	(4,005)	(1,791)	—
Units outstanding at end of year	1,181	60,688	55,677	53,084	51,130	—

See Notes to the Financial Statements.

52

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
Operations
Net investment income (loss)	$(12,933)	$(3,728)	$—	$(340)	$(881)	$(227)	$(3,496)
Net realized gain (loss) on investments in Funds	11,289	(728)	—	(27)	2,979	9	(2,784)
Net change in unrealized appreciation
(depreciation) on investments in Funds	86,558	31,724	—	2,684	4,908	967	22,632
Net change in net assets
from operations	84,914	27,268	—	2,317	7,006	749	16,352

Contract transactions
Surrenders and terminations	(5,375)	(9,538)	—	—	—	(900)	—
Transfers between Investment Divisions	10,414	133	—	82	(61,319)	20,922	12,501
Contract owner charges	(143)	(124)	—	—	—	—	—
Net change in net assets
from contract transactions	4,896	(9,529)	—	82	(61,319)	20,022	12,501

Net change in net assets	89,810	17,739	—	2,399	(54,313)	20,771	28,853

Net assets beginning of year	832,151	224,262	—	21,815	54,385	—	225,962

Net assets end of year	$921,961	$242,001	$—	$24,214	$72	$20,771	$254,815

Contract unit transactions
Units outstanding at beginning of year	23,663	18,996	—	1,956	3,172	—	24,742
Units issued	817	10	—	7	246	3,667	1,839
Units redeemed	(705)	(782)	—	—	(3,413)	(1,927)	(503)
Units outstanding at end of year	23,775	18,224	—	1,963	5	1,740	26,078

See Notes to the Financial Statements.

53

Jackson National Separate Account V
Statements of Changes in Net Assets
December 31, 2023

	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(9,445)	$(19,600)	$(11)	$(1,347)	$(1,380)
Net realized gain (loss) on investments in Funds	(11,027)	59,911	—	(311)	32,940
Net change in unrealized appreciation
(depreciation) on investments in Funds	84,665	92,826	43	8,467	(24,689)
Net change in net assets
from operations	64,193	133,137	32	6,809	6,871

Contract transactions
Purchase payments	22,409	—	—	—	—
Surrenders and terminations	(62,302)	(156,868)	—	(1,537)	(2,314)
Transfers between Investment Divisions	20,944	44,297	—	2,625	(119,867)
Contract owner charges	(833)	(1,405)	—	(49)	(86)
Net change in net assets
from contract transactions	(19,782)	(113,976)	—	1,039	(122,267)

Net change in net assets	44,411	19,161	32	7,848	(115,396)

Net assets beginning of year	589,661	1,241,792	658	84,062	188,806

Net assets end of year	$634,072	$1,260,953	$690	$91,910	$73,410

Contract unit transactions
Units outstanding at beginning of year	48,059	46,759	45	5,664	5,572
Units issued	5,393	2,233	—	270	562
Units redeemed	(6,906)	(6,347)	—	(193)	(4,113)
Units outstanding at end of year	46,546	42,645	45	5,741	2,021

See Notes to the Financial Statements.

54

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2022	—	—	0.00	15.800126	(21.12)	1.65	N/A	N/A	N/A
12/31/2021	32	2	0.00	20.029520	13.53	1.65	20.470342	13.70	1.50
12/31/2020	—	—	0.00	17.642893	14.47	1.65	18.004164	14.64	1.50
JNL Conservative Allocation Fund - Class A
12/31/2024	86	7	0.00	12.454992	3.98	1.50	N/A	N/A	N/A
12/31/2023	83	7	0.00	11.776503	7.50	1.65	11.977854	7.66	1.50
12/31/2022	294	27	0.00	10.955244	(14.55)	1.65	11.125872	(14.42)	1.50
12/31/2021	253	20	0.00	12.820931	1.98	1.65	13.001164	2.13	1.50
12/31/2020	248	20	0.00	12.572290	5.75	1.65	12.729914	5.91	1.50
JNL Growth Allocation Fund - Class A
12/31/2024	98	5	0.00	20.213794	8.78	1.65	20.765365	8.94	1.50
12/31/2023	92	5	0.00	18.582392	14.65	1.65	19.060707	14.82	1.50
12/31/2022	82	5	0.00	16.207732	(19.97)	1.65	16.600117	(19.85)	1.50
12/31/2021	51	2	0.00	20.252330	11.28	1.65	20.711630	11.45	1.50
12/31/2020	483	26	0.00	18.199264	13.46	1.65	18.584143	13.63	1.50
JNL Growth ETF Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.671877	13.16	1.65	20.980988	13.33	1.50
12/31/2020	—	—	0.00	18.267977	10.44	1.65	18.513353	10.61	1.50
JNL Moderate Allocation Fund - Class A
12/31/2024	341	20	0.00	16.817625	5.87	1.65	17.001845	6.03	1.50
12/31/2023	355	22	0.00	15.885892	10.11	1.65	16.035667	10.28	1.50
12/31/2022	452	31	0.00	14.426753	(16.09)	1.65	14.541107	(15.97)	1.50
12/31/2021	493	29	0.00	17.193378	5.64	1.65	17.303760	5.80	1.50
12/31/2020	471	29	0.00	16.275678	9.38	1.65	16.355629	9.54	1.50
JNL Moderate ETF Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	13.532360	7.82	1.65	N/A	N/A	N/A
12/31/2022	115	9	1.38	12.551280	(14.57)	1.65	N/A	N/A	N/A
12/31/2021	148	10	1.20	14.691641	5.88	1.65	14.911365	6.04	1.50
12/31/2020	140	10	1.86	13.875616	6.90	1.65	14.062017	7.06	1.50
JNL Moderate Growth Allocation Fund - Class A
12/31/2024	21	1	0.00	18.971424	7.37	1.65	N/A	N/A	N/A
12/31/2023	20	1	0.00	17.669331	11.88	1.65	18.126212	12.05	1.50
12/31/2022	32	2	0.00	15.793644	(17.15)	1.65	16.176322	(17.02)	1.50
12/31/2021	39	2	0.00	19.062387	8.39	1.65	19.495128	8.57	1.50
12/31/2020	40	2	0.00	17.586248	10.96	1.65	17.956270	11.12	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

55

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Moderate Growth ETF Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2021	—	—	0.00	17.864631	9.50	1.65	18.131777	9.67	1.50
12/31/2020	—	—	0.00	16.314287	9.33	1.65	16.533429	9.49	1.50
JNL Multi-Manager Alternative Fund - Class A
12/31/2024	28	2	0.00	11.334049	7.95	1.50	N/A	N/A	N/A
12/31/2023	28	3	0.00	10.499157	9.69	1.50	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2021	—	—	0.00	10.854761	1.25	1.50	10.854761	1.25	1.50
12/31/2020+	—	—	0.00	10.720511	14.17 ‡	1.50	10.720511	14.17 ‡	1.50
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2024	61	5	1.08	11.979356	2.86	1.65	12.319606	3.01	1.50
12/31/2023	64	5	1.27	11.646787	8.31	1.65	11.959632	8.47	1.50
12/31/2022	76	7	0.80	10.752990	(25.37)	1.65	11.025349	(25.26)	1.50
12/31/2021	124	9	1.31	14.407895	(1.56)	1.65	14.750726	(1.41)	1.50
12/31/2020	115	8	1.28	14.636050	7.08	1.65	14.961810	7.24	1.50
JNL Multi-Manager Floating Rate Income Fund - Class A
12/31/2024	27	2	0.00	13.113638	6.35	1.65	13.385961	6.51	1.50
12/31/2023	34	3	0.00	12.330310	11.30	1.65	12.567593	11.48	1.50
12/31/2022	20	2	0.00	11.078280	(6.21)	1.65	11.273802	(6.07)	1.50
12/31/2021	25	2	0.00	11.811288	2.03	1.65	12.002147	2.19	1.50
12/31/2020	22	2	0.00	11.575875	(1.19)	1.65	11.744504	(1.04)	1.50
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2024	49	4	3.78	13.091702	3.25	1.65	13.217840	3.41	1.50
12/31/2023	63	5	2.93	12.679110	20.47	1.65	12.781923	20.65	1.50
12/31/2022	40	4	0.65	10.524663	(31.57)	1.65	10.594150	(31.47)	1.50
12/31/2021+	111	7	0.48	15.380470	1.93 ‡	1.65	15.458816	2.04 ‡	1.50
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2024	35	2	0.00	18.733290	5.21	1.65	18.967505	5.36	1.50
12/31/2023	63	4	0.00	17.806348	10.50	1.65	18.002115	10.66	1.50
12/31/2022	62	4	0.00	16.114895	(17.81)	1.65	16.267812	(17.68)	1.50
12/31/2021	22	1	0.00	19.606361	22.21	1.65	19.762370	22.40	1.50
12/31/2020	15	1	0.00	16.042795	12.64	1.65	16.146235	12.81	1.50
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2024	56	1	0.00	43.168824	7.86	1.65	44.526760	8.02	1.50
12/31/2023	58	1	0.00	40.022859	14.42	1.65	41.219877	14.59	1.50
12/31/2022	150	4	0.00	34.978071	(32.20)	1.65	35.970375	(32.10)	1.50
12/31/2021	293	6	0.00	51.589735	1.24	1.65	52.974446	1.39	1.50
12/31/2020	321	6	0.00	50.959451	44.03	1.65	52.248824	44.25	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class A - April 27, 2020; JNL Multi-Manager International Small Cap Fund - Class A - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

56

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2024	441	15	0.00	29.632796	7.66	1.65	29.977558	7.82	1.50
12/31/2023	409	15	0.00	27.525484	19.00	1.65	27.803972	19.18	1.50
12/31/2022	437	19	0.00	23.130843	(13.59)	1.65	23.330268	(13.46)	1.50
12/31/2021	546	20	0.00	26.768563	20.98	1.65	26.958900	21.16	1.50
12/31/2020	460	21	0.00	22.126982	4.03	1.65	22.250883	4.19	1.50
JNL Multi-Manager U.S. Select Equity Fund - Class A
12/31/2024+	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
JNL/AB Sustainable Global Thematic Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2022+	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
JNL/American Funds Balanced Fund - Class A
12/31/2024	270	11	0.00	25.195388	14.14	1.65	25.988660	14.31	1.50
12/31/2023	277	12	0.00	22.073815	11.99	1.65	22.734503	12.16	1.50
12/31/2022	249	12	0.00	19.710052	(15.17)	1.65	20.269665	(15.04)	1.50
12/31/2021	295	12	0.00	23.233690	12.83	1.65	23.857644	13.00	1.50
12/31/2020	290	14	0.00	20.591996	10.22	1.65	21.113320	10.39	1.50
JNL/American Funds Bond Fund of America Fund - Class A
12/31/2024	59	7	0.00	8.800256	(0.64)	1.50	N/A	N/A	N/A
12/31/2023	42	5	0.00	8.857140	3.10	1.50	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2021+	—	—	0.00	10.007072	0.17 ‡	1.50	10.007072	0.17 ‡	1.50
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2024	42	3	0.00	13.049756	7.96	1.65	13.176025	8.12	1.50
12/31/2023	43	4	0.00	12.087820	6.77	1.65	12.186205	6.93	1.50
12/31/2022	44	4	0.00	11.320945	(9.03)	1.65	11.395983	(8.90)	1.50
12/31/2021	57	5	0.00	12.445022	12.66	1.65	12.508744	12.83	1.50
12/31/2020	56	5	0.00	11.046909	2.28	1.65	11.086442	2.43	1.50
JNL/American Funds Capital World Bond Fund - Class A
12/31/2024	55	6	0.00	8.548840	(4.93)	1.65	8.738803	(4.78)	1.50
12/31/2023	58	6	0.00	8.991868	4.09	1.65	9.177855	4.24	1.50
12/31/2022	54	6	0.00	8.638697	(19.24)	1.65	8.804219	(19.12)	1.50
12/31/2021	85	8	0.00	10.697181	(6.88)	1.65	10.885762	(6.74)	1.50
12/31/2020	78	7	0.00	11.487067	7.76	1.65	11.672042	7.92	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager U.S. Select Equity Fund - Class A - October 21, 2024; JNL/AB Sustainable Global Thematic Fund - Class A - April 25, 2022; JNL/American Funds Bond Fund of America Fund - Class A - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

57

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Global Growth Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2022	—	—	0.00	18.997630	(26.12)	1.50	N/A	N/A	N/A
12/31/2021	27	1	0.00	25.397516	14.18	1.65	25.715190	14.35	1.50
12/31/2020	—	—	0.00	22.243467	27.96	1.65	22.487924	28.15	1.50
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2024	13	1	0.00	18.857443	0.46	1.50	N/A	N/A	N/A
12/31/2023	7	0	0.00	18.770224	14.11	1.50	N/A	N/A	N/A
12/31/2022	6	0	0.00	16.448546	(30.85)	1.50	N/A	N/A	N/A
12/31/2021	31	1	0.00	23.380750	4.64	1.65	23.785098	4.79	1.50
12/31/2020	41	2	0.00	22.344564	27.19	1.65	22.696963	27.39	1.50
JNL/American Funds Growth Allocation Fund - Class A
12/31/2024	70	3	0.00	23.570220	10.95	1.65	24.003415	11.12	1.50
12/31/2023	68	3	0.00	21.244113	15.29	1.65	21.602064	15.46	1.50
12/31/2022	62	3	0.00	18.427309	(20.60)	1.65	18.709789	(20.47)	1.50
12/31/2021	61	3	0.00	23.207277	11.94	1.65	23.524854	11.94	1.50
12/31/2020	62	3	0.00	20.731550	17.92	1.65	21.014726	18.25	1.50
JNL/American Funds Growth Fund - Class A
12/31/2024	487	9	0.00	54.106669	29.10	1.65	55.164654	29.29	1.50
12/31/2023	388	9	0.00	41.911745	35.78	1.65	42.666933	35.98	1.50
12/31/2022	124	4	0.00	30.867105	(31.29)	1.65	31.376331	(31.19)	1.50
12/31/2021	455	10	0.00	44.926394	19.62	1.65	45.599441	19.80	1.50
12/31/2020	218	6	0.00	37.558207	49.12	1.65	38.063194	49.34	1.50
JNL/American Funds Growth-Income Fund - Class A
12/31/2024	218	5	0.00	41.751852	21.72	1.65	42.680342	21.90	1.50
12/31/2023	149	4	0.00	34.301985	23.62	1.65	35.011968	23.80	1.50
12/31/2022	123	4	0.00	27.748487	(18.18)	1.65	28.280529	(18.06)	1.50
12/31/2021	216	6	0.00	33.914438	21.63	1.65	34.513207	21.81	1.50
12/31/2020	165	6	0.00	27.884266	11.25	1.65	28.334011	11.42	1.50
JNL/American Funds International Fund - Class A
12/31/2024	443	30	0.00	14.334622	1.05	1.65	14.654046	1.20	1.50
12/31/2023	428	30	0.00	14.186329	13.45	1.65	14.480633	13.62	1.50
12/31/2022	468	37	0.00	12.504300	(22.36)	1.65	12.744642	(22.25)	1.50
12/31/2021	569	35	0.00	16.106484	(3.43)	1.65	16.391580	(3.28)	1.50
12/31/2020	561	33	0.00	16.677830	11.70	1.65	16.947628	11.87	1.50
JNL/American Funds Moderate Allocation Fund - Class A
12/31/2024+	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Moderate Allocation Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

58

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2024	286	15	0.00	19.012422	7.86	1.65	19.392225	8.02	1.50
12/31/2023	389	22	0.00	17.627112	11.98	1.65	17.952145	12.14	1.50
12/31/2022	376	24	0.00	15.741933	(18.59)	1.65	16.008239	(18.47)	1.50
12/31/2021	521	27	0.00	19.337108	8.16	1.65	19.634804	8.32	1.50
12/31/2020	284	16	0.00	17.878234	15.40	1.65	18.126257	15.57	1.50
JNL/American Funds New World Fund - Class A
12/31/2024	65	4	0.00	16.019135	4.35	1.65	16.385085	4.50	1.50
12/31/2023	55	4	0.00	15.351948	13.58	1.65	15.678927	13.75	1.50
12/31/2022	191	14	0.00	13.516975	(23.69)	1.65	13.784231	(23.57)	1.50
12/31/2021	168	9	0.00	17.712412	2.75	1.65	18.035628	2.90	1.50
12/31/2020	149	9	0.00	17.238576	21.04	1.65	17.526836	21.22	1.50
JNL/American Funds Washington Mutual Investors Fund - Class A
12/31/2024	141	4	0.00	35.638230	16.65	1.65	36.466247	16.83	1.50
12/31/2023	157	5	0.00	30.550913	15.01	1.65	31.213645	15.18	1.50
12/31/2022	140	5	0.00	26.563950	(10.38)	1.65	27.099642	(10.25)	1.50
12/31/2021	192	6	0.00	29.641642	25.23	1.65	30.194238	25.42	1.50
12/31/2020	262	11	0.00	23.670298	6.64	1.65	24.075438	6.80	1.50
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2024	151	10	0.00	15.528965	13.42	1.65	15.658044	13.60	1.50
12/31/2023	87	6	0.00	13.691011	8.77	1.65	13.784046	8.93	1.50
12/31/2022	80	6	0.00	12.587691	(10.06)	1.65	12.654221	(9.93)	1.50
12/31/2021	65	5	0.00	13.995639	19.99	1.65	14.048558	20.17	1.50
12/31/2020	—	—	0.00	11.663661	9.95	1.65	11.690291	10.11	1.50
JNL/Baillie Gifford International Growth Fund - Class A
12/31/2024	16	1	0.00	11.977533	8.99	1.65	12.109237	9.16	1.50
12/31/2023	17	2	0.00	10.989158	11.79	1.65	11.093570	11.96	1.50
12/31/2022	16	2	0.14	9.829808	(38.25)	1.65	9.908542	(38.16)	1.50
12/31/2021	150	9	0.00	15.919128	(8.49)	1.65	16.022077	(8.36)	1.50
12/31/2020	125	7	0.00	17.396828	54.09	1.65	17.482998	54.32	1.50
JNL/BlackRock Global Allocation Fund - Class A
12/31/2024	379	22	0.00	17.143125	7.64	1.65	17.512867	7.81	1.50
12/31/2023	387	24	0.00	15.925657	12.10	1.65	16.244620	12.27	1.50
12/31/2022	352	25	0.00	14.206841	(16.92)	1.65	14.469750	(16.80)	1.50
12/31/2021	447	26	0.00	17.100376	5.54	1.65	17.390786	5.70	1.50
12/31/2020	436	27	0.00	16.202092	16.99	1.65	16.452556	17.17	1.50
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2024	117	11	0.00	10.527002	(5.17)	1.65	10.814267	(5.02)	1.50
12/31/2023	131	12	0.00	11.100474	(3.21)	1.65	11.386185	(3.07)	1.50
12/31/2022	285	25	0.00	11.469072	15.74	1.65	11.746682	15.91	1.50
12/31/2021	89	9	0.00	9.909560	28.45	1.65	10.134266	28.65	1.50
12/31/2020	74	10	0.00	7.714642	2.59	1.65	7.877696	2.74	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

59

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2024	1,647	56	0.00	27.301858	29.30	1.65	30.821668	29.50	1.50
12/31/2023	1,781	78	0.00	21.114937	47.26	1.65	23.801193	47.48	1.50
12/31/2022	1,275	82	0.00	14.338908	(38.89)	1.65	16.138951	(38.80)	1.50
12/31/2021	2,724	107	0.00	23.464338	18.48	1.65	26.370488	18.66	1.50
12/31/2020	2,306	109	0.00	19.804701	36.16	1.65	22.224224	36.36	1.50
JNL/Causeway International Value Select Fund - Class A
12/31/2024	375	24	1.82	15.075119	2.77	1.65	15.912146	2.93	1.50
12/31/2023	407	27	1.46	14.668695	26.26	1.65	15.459804	26.44	1.50
12/31/2022	400	34	1.33	11.618272	(8.57)	1.65	12.226549	(8.43)	1.50
12/31/2021	472	36	1.27	12.706721	6.72	1.65	13.351986	6.88	1.50
12/31/2020	513	42	4.63	11.906401	4.16	1.65	12.492270	4.32	1.50
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2024	39	2	0.00	24.887402	25.45	1.65	25.160560	25.64	1.50
12/31/2023	81	4	0.00	19.838979	42.19	1.65	20.026071	42.41	1.50
12/31/2022	12	1	0.00	13.952672	(33.61)	1.65	14.062382	(33.50)	1.50
12/31/2021	15	1	0.00	21.015274	19.19	1.65	21.147957	19.37	1.50
12/31/2020	36	2	0.00	17.631998	28.37	1.65	17.715890	28.56	1.50
JNL/Cohen & Steers U.S. Realty Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.369297	41.78	1.65	15.447510	41.99	1.50
12/31/2020	—	—	0.00	10.840625	(5.71)	1.65	10.879457	(5.57)	1.50
JNL/DFA International Core Equity Fund - Class A
12/31/2024	28	2	2.20	12.533604	2.38	1.50	N/A	N/A	N/A
12/31/2023	28	2	2.00	12.159146	13.70	1.65	12.241768	13.87 ‡	1.50
12/31/2022	48	4	5.86	10.693698	(13.48)	1.65	N/A	N/A	N/A
12/31/2021	—	—	0.00	12.360166	9.51	1.65	12.406983	9.68	1.50
12/31/2020	—	—	0.00	11.286636	5.21	1.65	11.312407	5.37	1.50
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2024	934	23	0.00	40.334544	18.42	1.65	41.604804	18.60	1.50
12/31/2023	1,136	33	0.00	34.059527	20.28	1.65	35.079222	20.46	1.50
12/31/2022	1,046	36	0.00	28.317537	(16.98)	1.65	29.121722	(16.85)	1.50
12/31/2021	1,453	42	0.00	34.108667	24.80	1.65	35.024870	24.99	1.50
12/31/2020	1,360	49	0.00	27.330006	13.96	1.65	28.022048	14.13	1.50
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	24.858341	14.81	1.65	N/A	N/A	N/A
12/31/2022	76	4	0.00	21.651630	(15.15)	1.65	N/A	N/A	N/A
12/31/2021	—	—	0.00	25.518905	25.37	1.65	25.877404	25.56	1.50
12/31/2020	—	—	0.00	20.354641	11.33	1.65	20.609658	11.50	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

60

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2024	1,886	99	0.00	18.284930	0.61	1.65	19.118426	0.76	1.50
12/31/2023	1,952	104	0.00	18.174816	4.29	1.65	18.974649	4.45	1.50
12/31/2022	2,023	112	0.00	17.426394	(14.70)	1.65	18.166099	(14.57)	1.50
12/31/2021	2,582	122	0.00	20.428430	(2.06)	1.65	21.263744	(1.92)	1.50
12/31/2020	2,570	119	0.00	20.858730	3.37	1.65	21.679095	3.52	1.50
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2024	9	1	0.00	10.886312	5.16	1.65	11.030866	5.32	1.50
12/31/2023	9	1	0.00	10.351863	7.60	1.65	10.473935	7.76	1.50
12/31/2022	8	1	0.00	9.620614	(16.44)	1.65	9.719434	(16.31)	1.50
12/31/2021	12	1	0.00	11.513338	(0.91)	1.65	11.614187	(0.76)	1.50
12/31/2020	14	1	0.00	11.618911	1.33	1.65	11.703382	1.51	1.50
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2024	20	1	0.00	27.685898	11.41	1.50	N/A	N/A	N/A
12/31/2023	25	1	0.00	24.849511	25.47	1.50	N/A	N/A	N/A
12/31/2022	15	1	0.00	19.591216	(24.95)	1.65	19.804882	(24.84)	1.50
12/31/2021	24	1	0.00	26.102919	21.98	1.65	26.348834	22.16	1.50
12/31/2020	22	1	0.00	21.399198	13.30	1.65	21.569132	13.47	1.50
JNL/DoubleLine Total Return Fund - Class A
12/31/2024	43	4	0.00	10.170947	0.88	1.65	10.317359	1.08	1.50
12/31/2023	41	4	0.00	10.082556	3.37	1.65	10.207538	3.55	1.50
12/31/2022	38	4	0.00	9.753416	(14.44)	1.65	9.857813	(14.30)	1.50
12/31/2021	47	4	0.00	11.399601	(2.06)	1.65	11.503284	(1.95)	1.50
12/31/2020	46	4	0.00	11.639569	0.98	1.65	11.731938	1.13	1.50
JNL/Dreyfus Government Money Market Fund - Class A
12/31/2024	401	41	4.68	9.667383	3.02	1.65	10.075220	3.18	1.50
12/31/2023	374	39	4.27	9.383954	2.67	1.65	9.765103	2.82	1.50
12/31/2022	413	44	0.88	9.140244	(0.70)	1.65	9.497274	(0.55)	1.50
12/31/2021	386	41	0.00	9.204249	(1.64)	1.65	9.549477	(1.49)	1.50
12/31/2020	411	43	0.29	9.357371	(1.43)	1.65	9.693787	(1.28)	1.50
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2024	555	29	0.00	18.238876	0.08	1.65	19.134807	0.24	1.50
12/31/2023	585	31	0.00	18.223478	5.05	1.65	19.089840	5.21	1.50
12/31/2022	562	31	0.00	17.346631	(14.95)	1.65	18.144145	(14.82)	1.50
12/31/2021	721	34	0.00	20.394742	(2.32)	1.65	21.300512	(2.17)	1.50
12/31/2020	708	33	0.00	20.878367	6.64	1.65	21.772941	6.80	1.50
JNL/First Sentier Global Infrastructure Fund - Class A
12/31/2024	12	1	0.00	17.833295	3.90	1.65	18.186826	4.06	1.50
12/31/2023	14	1	0.00	17.164076	1.13	1.65	17.477935	1.28	1.50
12/31/2022	13	1	0.00	16.972676	(5.58)	1.65	17.256825	(5.44)	1.50
12/31/2021	17	1	0.00	17.975841	11.10	1.65	18.249210	11.27	1.50
12/31/2020	19	1	0.00	16.179230	(5.26)	1.65	16.401308	(5.12)	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

61

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Franklin Templeton Income Fund - Class A
12/31/2024	978	50	0.00	19.228736	4.63	1.65	19.774872	4.79	1.50
12/31/2023	1,096	59	0.00	18.377622	6.42	1.65	18.871111	6.58	1.50
12/31/2022	1,081	62	0.00	17.269057	(5.98)	1.65	17.706274	(5.84)	1.50
12/31/2021	1,108	60	0.00	18.367755	12.88	1.65	18.804634	13.05	1.50
12/31/2020	1,041	63	0.00	16.272487	(0.78)	1.65	16.634551	(0.64)	1.50
JNL/Goldman Sachs 4 Fund - Class A
12/31/2024	156	4	0.00	40.731183	17.24	1.65	43.041067	17.42	1.50
12/31/2023	152	4	0.00	34.740275	12.55	1.65	36.655104	12.72	1.50
12/31/2022	185	6	0.00	30.866267	(12.38)	1.65	32.518845	(12.25)	1.50
12/31/2021	386	11	0.00	35.226524	33.26	1.65	37.057140	33.46	1.50
12/31/2020	307	11	0.00	26.433853	2.80	1.65	27.765866	2.96	1.50
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2024	12	1	0.00	13.355110	3.46	1.50	N/A	N/A	N/A
12/31/2023	12	1	0.00	12.789486	26.85	1.65	12.908957	27.04	1.50
12/31/2022	8	1	0.00	10.082564	(23.17)	1.65	10.161725	(23.06)	1.50
12/31/2021	8	1	0.00	13.122613	(3.90)	1.65	13.206818	(3.75)	1.50
12/31/2020	7	1	0.00	13.654944	30.94	1.65	13.721978	31.13	1.50
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2024	13	1	1.85	12.970311	2.52	1.65	13.290619	2.67	1.50
12/31/2023	17	1	1.41	12.651276	18.03	1.65	12.944433	18.21	1.50
12/31/2022	15	1	0.45	10.718342	(17.36)	1.65	10.950081	(17.24)	1.50
12/31/2021	18	1	0.78	12.970504	15.92	1.65	13.230930	16.10	1.50
12/31/2020	26	2	3.58	11.188746	9.43	1.65	11.396313	9.59	1.50
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	13.591126	6.77	1.65	13.719324	6.93	1.50
12/31/2022	656	51	0.00	12.729839	(3.57)	1.65	12.830685	(3.42)	1.50
12/31/2021	11	1	0.00	13.200448	16.71	1.65	13.285125	16.89	1.50
12/31/2020	10	1	0.00	11.310296	(1.04)	1.65	11.365852	(0.89)	1.50
JNL/Invesco Global Growth Fund - Class A
12/31/2024	1,236	31	0.00	38.860019	13.93	1.65	41.270974	14.10	1.50
12/31/2023	1,334	38	0.00	34.110105	32.32	1.65	36.171781	32.52	1.50
12/31/2022	1,133	42	0.00	25.777727	(33.30)	1.65	27.294918	(33.20)	1.50
12/31/2021	1,971	49	0.00	38.647073	13.48	1.65	40.860541	13.65	1.50
12/31/2020	1,859	53	0.00	34.055153	26.07	1.65	35.951663	26.26	1.50
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2024	77	2	0.00	42.348889	14.80	1.65	43.683353	14.98	1.50
12/31/2023	66	2	0.00	36.888817	10.26	1.65	37.993532	10.42	1.50
12/31/2022	137	4	0.00	33.457674	(36.34)	1.65	34.408349	(36.24)	1.50
12/31/2021	392	7	0.00	52.554611	5.51	1.65	53.967054	5.67	1.50
12/31/2020	342	7	0.00	49.808480	53.95	1.65	51.070455	54.18	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

62

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2024	575	43	0.00	13.189733	6.66	1.65	13.402751	6.82	1.50
12/31/2023	534	43	0.00	12.366383	10.78	1.65	12.547139	10.95	1.50
12/31/2022	456	40	0.00	11.162519	(20.37)	1.65	11.308749	(20.25)	1.50
12/31/2021	566	40	0.00	14.017227	7.11	1.65	14.179617	7.27	1.50
12/31/2020	574	43	0.00	13.087322	9.87	1.65	13.219107	10.04	1.50
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2024	105	7	0.00	15.764396	16.10	1.50	N/A	N/A	N/A
12/31/2023	93	7	0.00	13.578555	13.80	1.50	N/A	N/A	N/A
12/31/2022	63	5	0.33	11.931865	(9.52)	1.50	N/A	N/A	N/A
12/31/2021	73	6	0.63	13.120859	10.01	1.65	13.187637	10.18	1.50
12/31/2020	59	5	0.63	11.926536	12.44	1.65	11.969263	12.61	1.50
JNL/JPMorgan Managed Aggressive Growth Fund - Class A
12/31/2024	1,560	44	0.00	35.045466	11.77	1.65	36.149040	11.93	1.50
12/31/2023	1,617	51	0.00	31.356281	20.20	1.65	32.294944	20.38	1.50
12/31/2022	1,672	63	0.00	26.087443	(23.42)	1.65	26.828207	(23.31)	1.50
12/31/2021	2,519	73	0.00	34.066987	14.42	1.65	34.981971	14.59	1.50
12/31/2020	2,318	77	0.00	29.773722	18.13	1.65	30.527568	18.31	1.50
JNL/JPMorgan Managed Conservative Fund - Class A
12/31/2024	32	2	0.00	14.601583	2.94	1.65	15.032697	2.97	1.50
12/31/2023	37	3	0.00	14.184556	6.78	1.65	14.598978	6.95	1.50
12/31/2022	23	2	0.00	13.283717	(16.00)	1.65	13.650656	(15.88)	1.50
12/31/2021	36	2	0.00	15.814221	2.03	1.65	16.226839	2.18	1.50
12/31/2020	40	3	0.00	15.499880	7.01	1.65	15.880610	7.17	1.50
JNL/JPMorgan Managed Growth Fund - Class A
12/31/2024	3,315	102	0.00	31.692373	10.51	1.65	32.690406	10.68	1.50
12/31/2023	3,476	119	0.00	28.677070	18.08	1.65	29.535560	18.26	1.50
12/31/2022	3,230	130	0.00	24.285489	(22.43)	1.65	24.975130	(22.31)	1.50
12/31/2021	4,371	137	0.00	31.306797	12.59	1.65	32.147690	12.76	1.50
12/31/2020	4,217	149	0.00	27.805424	16.77	1.65	28.509467	16.95	1.50
JNL/JPMorgan Managed Moderate Fund - Class A
12/31/2024	251	13	0.00	19.062523	5.37	1.65	19.622594	5.52	1.50
12/31/2023	268	15	0.00	18.091829	10.31	1.65	18.595309	10.47	1.50
12/31/2022	345	21	0.00	16.401612	(17.87)	1.65	16.832861	(17.75)	1.50
12/31/2021	456	23	0.00	19.971507	5.01	1.65	20.465993	5.17	1.50
12/31/2020	496	26	0.00	19.018097	10.49	1.65	19.459745	10.65	1.50
JNL/JPMorgan Managed Moderate Growth Fund - Class A
12/31/2024	2,995	115	0.00	25.371316	7.93	1.65	26.170266	8.09	1.50
12/31/2023	4,274	178	0.00	23.506939	14.16	1.65	24.210633	14.33	1.50
12/31/2022	4,016	191	0.00	20.591527	(20.27)	1.65	21.176242	(20.15)	1.50
12/31/2021	5,937	226	0.00	25.826373	9.04	1.65	26.520045	9.20	1.50
12/31/2020	5,818	241	0.00	23.686182	13.61	1.65	24.285921	13.78	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

63

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2024	726	13	0.00	55.247328	12.24	1.65	56.991245	12.41	1.50
12/31/2023	762	15	0.00	49.221665	21.20	1.65	50.698850	21.38	1.50
12/31/2022	828	20	0.00	40.612599	(28.27)	1.65	41.768885	(28.16)	1.50
12/31/2021	1,171	20	0.00	56.617806	9.21	1.65	58.142735	9.38	1.50
12/31/2020	1,136	22	0.00	51.841934	45.55	1.65	53.158419	45.77	1.50
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
12/31/2024+	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2024	89	7	0.00	12.477363	(0.51)	1.65	12.870293	(0.36)	1.50
12/31/2023	123	10	0.00	12.541597	2.46	1.65	12.917073	2.61	1.50
12/31/2022	94	8	0.00	12.240477	(13.10)	1.65	12.588097	(12.97)	1.50
12/31/2021	136	9	0.00	14.086090	(3.75)	1.65	14.464486	(3.60)	1.50
12/31/2020	151	10	0.00	14.634220	5.20	1.65	15.004761	5.36	1.50
JNL/JPMorgan U.S. Value Fund - Class A
12/31/2024	187	9	0.00	20.149717	12.83	1.65	20.699970	13.00	1.50
12/31/2023	363	20	0.00	17.858003	7.23	1.65	18.317857	7.39	1.50
12/31/2022	346	21	0.00	16.654574	(4.54)	1.65	17.057928	(4.40)	1.50
12/31/2021	328	19	0.00	17.446728	25.28	1.65	17.842564	25.47	1.50
12/31/2020	352	25	0.00	13.926218	(5.36)	1.65	14.220858	(5.22)	1.50
JNL/Lazard International Quality Growth Fund - Class A
12/31/2024	6	0	2.95	15.609867	(0.91)	1.50	N/A	N/A	N/A
12/31/2023	6	0	1.22	15.753424	14.78	1.50	N/A	N/A	N/A
12/31/2022	5	0	2.46	13.724922	(18.32)	1.50	N/A	N/A	N/A
12/31/2021	7	0	1.24	16.585747	4.68	1.65	16.802847	4.83	1.50
12/31/2020	—	—	0.00	15.844706	11.18	1.65	16.028041	11.35	1.50
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2024	58	3	0.03	18.250934	20.44	1.65	18.426572	20.62	1.50
12/31/2023	134	9	0.06	15.153913	34.19	1.65	15.276717	34.39	1.50
12/31/2022	53	5	0.00	11.293182	(27.45)	1.65	11.367722	(27.34)	1.50
12/31/2021	65	4	0.00	15.566895	3.88	1.65	15.646110	4.04	1.50
12/31/2020+	64	4	0.31	14.985028	44.75 ‡	1.65	15.038691	44.89 ‡	1.50
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2024	198	19	6.29	10.217713	3.37	1.65	N/A	N/A	N/A
12/31/2023	191	19	5.46	9.884645	3.66	1.65	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2021	—	—	0.00	10.198034	(1.31)	1.65	10.223726	(1.17)	1.50
12/31/2020+	—	—	0.00	10.333806	3.34 ‡	1.65	10.344320	3.44 ‡	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A - October 21, 2024; JNL/Loomis Sayles Global Growth Fund - Class A - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class A - April 27, 2020.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

64

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Bond Index Fund - Class A
12/31/2024	242	20	0.00	11.826934	(0.96)	1.65	12.199310	(0.81)	1.50
12/31/2023	239	20	0.00	11.941431	3.23	1.65	12.298851	3.39	1.50
12/31/2022	228	20	0.00	11.567529	(14.95)	1.65	11.895942	(14.82)	1.50
12/31/2021	219	16	0.00	13.600900	(3.77)	1.65	13.966149	(3.63)	1.50
12/31/2020	220	15	0.00	14.133711	5.30	1.65	14.491539	5.45	1.50
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2024	54	1	0.00	45.475329	36.09	1.65	51.369860	36.30	1.50
12/31/2023	453	12	0.00	33.415409	51.16	1.65	37.689669	51.38	1.50
12/31/2022	18	1	0.00	22.106438	(42.29)	1.65	24.896791	(42.20)	1.50
12/31/2021	33	1	0.00	38.303254	13.74	1.65	43.073982	13.91	1.50
12/31/2020	31	1	0.00	33.675391	23.21	1.65	37.812806	23.39	1.50
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2024	552	8	0.00	65.350298	22.65	1.65	66.127010	22.83	1.50
12/31/2023	115	2	0.00	53.283390	36.33	1.65	53.835135	36.53	1.50
12/31/2022	223	6	0.00	39.084665	(36.98)	1.65	39.430265	(36.89)	1.50
12/31/2021	382	6	0.00	62.022128	20.53	1.65	62.476987	20.72	1.50
12/31/2020	313	6	0.00	51.455885	44.61	1.65	51.755478	44.82	1.50
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2024	26	2	0.00	15.496260	11.65	1.65	N/A	N/A	N/A
12/31/2023	24	2	0.00	13.879670	(0.01)	1.65	14.010604	0.14 ‡	1.50
12/31/2022	25	2	0.00	13.880776	(4.78)	1.65	N/A	N/A	N/A
12/31/2021	39	3	0.00	14.577068	14.38	1.65	14.670560	14.55	1.50
12/31/2020	25	2	0.00	12.744462	8.62	1.65	12.806981	8.78	1.50
JNL/Mellon Dow Index Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2021	—	—	0.00	29.855590	18.19	1.65	30.879607	18.37	1.50
12/31/2020+	—	—	0.00	25.259692	26.77 ‡	1.65	26.086909	26.90 ‡	1.50
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2024	53	5	0.00	10.605881	3.82	1.65	10.801462	3.98	1.50
12/31/2023	81	8	0.00	10.215284	7.48	1.65	10.388043	7.64	1.50
12/31/2022	92	10	0.00	9.504357	(20.29)	1.65	9.650660	(20.17)	1.50
12/31/2021	123	10	0.00	11.923593	(5.08)	1.65	12.088998	(4.94)	1.50
12/31/2020	191	15	3.39	12.562213	15.19	1.65	12.717379	15.36	1.50
JNL/Mellon Energy Sector Fund - Class A
12/31/2024	602	17	0.00	33.834754	4.22	1.65	34.970776	4.37	1.50
12/31/2023	635	19	0.00	32.465894	(2.86)	1.65	33.505421	(2.71)	1.50
12/31/2022	1,044	31	0.00	33.420089	58.71	1.65	34.438608	58.95	1.50
12/31/2021	269	13	0.00	21.056910	52.16	1.65	21.666222	52.39	1.50
12/31/2020	165	12	0.00	13.838827	(34.81)	1.65	14.217947	(34.72)	1.50

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Dow Index Fund - Class A - April 27, 2020.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

65

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Financial Sector Fund - Class A
12/31/2024	456	18	0.00	23.934704	28.22	1.65	26.455431	28.42	1.50
12/31/2023	96	5	0.00	18.666689	13.52	1.65	20.601476	13.69	1.50
12/31/2022	102	6	0.00	16.442884	(14.32)	1.65	18.119984	(14.19)	1.50
12/31/2021	112	6	0.00	19.190209	27.22	1.65	21.115785	27.41	1.50
12/31/2020	81	5	0.00	15.083916	(4.31)	1.65	16.572625	(4.16)	1.50
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2024	194	4	0.00	45.773235	0.34	1.65	46.897812	0.49	1.50
12/31/2023	213	5	0.00	45.617865	(0.08)	1.65	46.667822	0.07	1.50
12/31/2022	220	5	0.00	45.653370	(7.29)	1.65	46.634298	(7.16)	1.50
12/31/2021	301	6	0.00	49.245810	18.23	1.65	50.228755	18.41	1.50
12/31/2020	249	6	0.00	41.652300	15.60	1.65	42.420017	15.77	1.50
JNL/Mellon Industrials Sector Fund - Class A
12/31/2024	—	—	0.00	18.340103	13.81	1.65	N/A	N/A	N/A
12/31/2023	2	0	0.00	16.114532	18.13	1.65	N/A	N/A	N/A
12/31/2022	2	0	0.00	13.641782	(10.21)	1.65	13.653650	(10.36)	1.50
12/31/2021	0	0	0.00	15.192151	18.94	1.65	15.232363	18.64	1.50
12/31/2020	—	—	0.00	12.772848	11.71	1.65	12.838618	11.91	1.50
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2024	257	2	0.00	113.588992	33.04	1.65	111.485337	33.24	1.50
12/31/2023	609	7	0.00	85.379354	55.61	1.65	83.671726	55.84	1.50
12/31/2022	194	4	0.00	54.867007	(33.10)	1.65	53.689287	(33.00)	1.50
12/31/2021	472	6	0.00	82.008526	31.03	1.65	80.128311	31.23	1.50
12/31/2020	366	6	0.00	62.588138	42.75	1.65	61.061522	42.96	1.50
JNL/Mellon International Index Fund - Class A
12/31/2024	283	14	0.00	19.690388	1.23	1.65	20.310378	1.38	1.50
12/31/2023	352	18	0.00	19.451040	15.30	1.65	20.033271	15.47	1.50
12/31/2022	320	19	0.23	16.869999	(15.60)	1.65	17.349012	(15.47)	1.50
12/31/2021	354	17	0.00	19.988337	8.66	1.65	20.525148	8.83	1.50
12/31/2020	254	14	3.45	18.394809	5.94	1.65	18.860505	6.10	1.50
JNL/Mellon Materials Sector Fund - Class A
12/31/2024	—	—	0.00	14.192136	(3.93)	1.65	N/A	N/A	N/A
12/31/2023	2	0	0.00	14.771987	12.36	1.65	N/A	N/A	N/A
12/31/2022	75	6	0.00	13.147185	(13.35)	1.65	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.173486	26.29	1.65	15.270914	26.48	1.50
12/31/2020	—	—	0.00	12.014794	16.89	1.65	12.073817	17.07	1.50
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2024	285	4	0.00	70.608032	23.03	1.65	80.694835	23.22	1.50
12/31/2023	359	6	0.00	57.389658	51.67	1.65	65.489341	51.90	1.50
12/31/2022	281	7	0.00	37.838407	(33.90)	1.65	43.114163	(33.80)	1.50
12/31/2021	365	6	0.00	57.243993	24.62	1.65	65.127994	24.81	1.50
12/31/2020	296	6	0.00	45.934010	45.54	1.65	52.182017	45.76	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

66

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2024	10	1	0.00	12.500331	2.78	1.50	N/A	N/A	N/A
12/31/2023	10	1	0.00	12.162389	9.32	1.50	N/A	N/A	N/A
12/31/2022	8	1	0.00	11.125862	(27.19)	1.50	N/A	N/A	N/A
12/31/2021	11	1	0.00	15.179625	36.49	1.65	15.280057	36.69	1.50
12/31/2020	8	1	0.00	11.121777	(6.87)	1.65	11.178735	(6.73)	1.50
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2024	100	2	0.00	46.221834	11.47	1.65	47.677633	11.64	1.50
12/31/2023	102	2	0.00	41.465521	13.92	1.65	42.706883	14.09	1.50
12/31/2022	145	4	0.00	36.398620	(14.95)	1.65	37.432225	(14.83)	1.50
12/31/2021	225	5	0.00	42.798653	22.10	1.65	43.948124	22.29	1.50
12/31/2020	211	6	0.00	35.051397	11.14	1.65	35.938892	11.31	1.50
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2024	3,195	63	0.00	50.372594	22.34	1.65	51.958671	22.53	1.50
12/31/2023	2,804	67	0.00	41.172844	23.62	1.65	42.405238	23.81	1.50
12/31/2022	3,005	89	0.00	33.305461	(19.86)	1.65	34.251098	(19.74)	1.50
12/31/2021	3,540	84	0.00	41.559282	25.99	1.65	42.675362	26.18	1.50
12/31/2020	2,993	90	0.00	32.985206	15.86	1.65	33.820253	16.03	1.50
JNL/Mellon Small Cap Index Fund - Class A
12/31/2024	956	26	0.00	36.677975	6.25	1.65	37.833176	6.41	1.50
12/31/2023	1,498	43	0.00	34.519967	13.68	1.65	35.553537	13.85	1.50
12/31/2022	1,339	43	0.00	30.365608	(18.00)	1.65	31.228035	(17.88)	1.50
12/31/2021	1,281	34	0.00	37.032446	24.06	1.65	38.027284	24.24	1.50
12/31/2020	1,136	38	0.00	29.851117	9.00	1.65	30.607101	9.16	1.50
JNL/Mellon U.S. Stock Market Index Fund - Class A
12/31/2024	999	46	0.00	21.802912	21.30	1.65	22.041852	21.49	1.50
12/31/2023	860	48	0.00	17.974015	23.77	1.65	18.143622	23.95	1.50
12/31/2022	773	53	0.00	14.522428	(21.23)	1.65	14.637561	(21.11)	1.50
12/31/2021	1,096	59	0.00	18.435581	23.30	1.65	18.553953	23.48	1.50
12/31/2020	—	—	0.00	14.952184	18.22	1.65	15.025600	18.39	1.50
JNL/Mellon Utilities Sector Fund - Class A
12/31/2024	23	1	0.00	21.465787	23.62	1.65	21.844916	23.81	1.50
12/31/2023	20	1	0.00	17.363965	(9.22)	1.65	17.643941	(9.08)	1.50
12/31/2022	41	2	0.00	19.126495	(0.84)	1.65	19.405790	(0.69)	1.50
12/31/2021	23	1	0.00	19.288788	14.86	1.65	19.541183	15.03	1.50
12/31/2020	21	1	0.00	16.793283	(2.67)	1.65	16.987533	(2.53)	1.50
JNL/Mellon World Index Fund - Class A
12/31/2024	54	1	0.00	36.332017	16.10 ‡	1.65	37.750188	16.27 ‡	1.50
12/31/2023	54	2	0.00	32.466616	21.51	1.50	N/A	N/A	N/A
12/31/2022	22	1	0.00	26.719325	(19.26)	1.50	N/A	N/A	N/A
12/31/2021	27	1	1.22	31.994930	19.19	1.65	33.094440	19.37	1.50
12/31/2020	24	1	2.08	26.843464	13.72	1.65	27.724233	13.89	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

67

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/MFS Mid Cap Value Fund - Class A
12/31/2024	1,134	33	0.00	33.219476	11.97	1.65	34.959674	12.14	1.50
12/31/2023	1,143	37	0.00	29.666964	10.53	1.65	31.174005	10.69	1.50
12/31/2022	1,167	42	0.00	26.841168	(10.49)	1.65	28.162505	(10.36)	1.50
12/31/2021	1,359	44	0.00	29.988286	28.40	1.65	31.417540	28.59	1.50
12/31/2020	1,190	50	0.00	23.355905	2.17	1.65	24.432379	2.32	1.50
JNL/Morningstar SMID Moat Focus Index Fund - Class A
12/31/2024+	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Morningstar U.S. Sustainability Index Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	20.276612	24.04	1.50	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.594380	28.49	1.65	20.739714	28.68	1.50
12/31/2020	—	—	0.00	16.028247	18.55	1.65	16.117165	18.73	1.50
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2024	185	9	0.76	19.923056	8.69	1.65	20.115141	8.85	1.50
12/31/2023	219	12	0.59	18.330277	29.34 ‡	1.65	18.479144	29.53 ‡	1.50
12/31/2022	5	0	1.24	14.266286	(15.08)	1.50	N/A	N/A	N/A
12/31/2021	7	0	1.20	16.713654	21.86	1.65	16.799403	22.05	1.50
12/31/2020	6	0	1.28	13.714956	12.30	1.65	13.764645	12.48	1.50
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2024	104	8	0.00	12.353949	4.03	1.50	N/A	N/A	N/A
12/31/2023	100	8	0.00	11.875410	8.15	1.50	N/A	N/A	N/A
12/31/2022	93	8	0.00	10.980252	(12.15)	1.50	N/A	N/A	N/A
12/31/2021	106	8	0.00	12.323914	0.97	1.65	12.498575	1.13	1.50
12/31/2020	104	8	0.00	12.205095	5.26	1.65	12.359517	5.42	1.50
JNL/Newton Equity Income Fund - Class A
12/31/2024	88	2	0.00	41.784468	15.11	1.65	42.242180	15.29	1.50
12/31/2023	120	3	0.00	36.298664	8.56	1.65	36.640878	8.73	1.50
12/31/2022	67	2	0.00	33.434979	2.11	1.65	33.699756	2.26	1.50
12/31/2021	29	1	0.00	32.745219	30.59	1.65	32.955435	30.79	1.50
12/31/2020	—	—	0.00	25.074033	0.77	1.65	25.197170	0.92	1.50
JNL/PIMCO Income Fund - Class A
12/31/2024	122	11	0.00	10.747506	3.00	1.65	10.862250	3.16	1.50
12/31/2023	73	7	0.00	10.434006	6.64	1.65	10.529491	6.80	1.50
12/31/2022	71	7	0.00	9.783961	(9.59)	1.65	9.858674	(9.45)	1.50
12/31/2021	115	11	0.00	10.821636	0.33	1.65	10.887928	0.48	1.50
12/31/2020	94	9	0.00	10.786541	3.23	1.65	10.836325	3.38	1.50

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Morningstar SMID Moat Focus Index Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

68

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2024	0	0	0.00	12.395220	1.22	1.50	N/A	N/A	N/A
12/31/2023	0	0	0.00	12.246255	6.13	1.50	N/A	N/A	N/A
12/31/2022	0	0	0.00	11.538468	(17.82)	1.50	N/A	N/A	N/A
12/31/2021	28	2	0.00	13.909710	(3.23)	1.65	14.040004	(3.09)	1.50
12/31/2020	24	2	0.00	14.374518	8.71	1.65	14.487418	8.87	1.50
JNL/PIMCO Real Return Fund - Class A
12/31/2024	97	7	0.00	13.953232	0.36	1.65	14.334449	0.51	1.50
12/31/2023	102	7	0.00	13.903164	2.27	1.65	14.261473	2.42	1.50
12/31/2022	103	8	0.00	13.595044	(13.23)	1.65	13.924486	(13.10)	1.50
12/31/2021	141	9	0.00	15.667590	3.67	1.65	16.023259	3.83	1.50
12/31/2020	211	14	0.00	15.112417	9.64	1.65	15.432306	9.80	1.50
JNL/PPM America High Yield Bond Fund - Class A
12/31/2024	794	31	0.00	25.472634	6.15	1.65	26.123042	6.31	1.50
12/31/2023	801	33	0.00	23.996521	10.99	1.65	24.572127	11.15	1.50
12/31/2022	736	34	0.00	21.620735	(13.16)	1.65	22.106262	(13.03)	1.50
12/31/2021	1,101	44	0.00	24.896064	4.02	1.65	25.417111	4.18	1.50
12/31/2020	1,063	44	0.00	23.934170	3.39	1.65	24.398472	3.54	1.50
JNL/PPM America Investment Grade Credit Fund - Class A
12/31/2024+	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
JNL/PPM America Total Return Fund - Class A
12/31/2024	4	0	0.00	17.861837	0.38	1.65	N/A	N/A	N/A
12/31/2023	4	0	0.00	17.795009	4.94	1.65	N/A	N/A	N/A
12/31/2022	4	0	0.00	16.957859	(15.48)	1.65	N/A	N/A	N/A
12/31/2021	5	0	0.00	20.063357	(2.77)	1.65	20.264766	(2.62)	1.50
12/31/2020	29	1	0.00	20.634656	8.05	1.65	20.809843	8.21	1.50
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2024	27	1	0.00	23.942415	9.06	1.50	N/A	N/A	N/A
12/31/2023	26	1	0.00	21.413426	15.33	1.65	21.953262	15.51	1.50
12/31/2022	41	2	0.00	18.566654	(15.43)	1.65	19.006329	(15.30)	1.50
12/31/2021	69	3	0.00	21.953201	28.11	1.65	22.439361	28.30	1.50
12/31/2020	65	4	0.00	17.136481	6.84	1.65	17.489754	7.00	1.50
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2024	1,564	45	0.00	31.508156	16.69	1.65	36.664379	16.86	1.50
12/31/2023	1,426	48	0.00	27.002055	10.23	1.65	31.373516	10.40	1.50
12/31/2022	1,385	52	0.00	24.495546	(9.52)	1.65	28.418681	(9.38)	1.50
12/31/2021	1,707	58	0.00	27.072686	24.32	1.65	31.361617	24.50	1.50
12/31/2020	1,507	63	0.00	21.776978	8.15	1.65	25.189130	8.31	1.50

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PPM America Investment Grade Credit Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

69

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2024	17	1	0.00	15.787008	9.89	1.50	N/A	N/A	N/A
12/31/2023	17	1	0.00	14.366273	15.64	1.50	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.310561	11.05	1.50	15.310561	11.05	1.50
12/31/2020+	12	1	0.00	13.786932	25.18 ‡	1.50	13.786932	25.18 ‡	1.50
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
12/31/2024+	7	1	0.00	9.881202	(0.18)	1.50	N/A	N/A	N/A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2024	1,775	69	0.00	25.541342	10.46	1.65	25.977976	10.62	1.50
12/31/2023	1,408	61	0.00	23.123505	16.50	1.65	23.483365	16.67	1.50
12/31/2022	656	33	0.00	19.849224	(13.39)	1.65	20.127988	(13.26)	1.50
12/31/2021	788	34	0.00	22.917069	15.96	1.65	23.204186	16.14	1.50
12/31/2020	444	22	0.00	19.762075	15.56	1.65	19.979676	15.73	1.50
JNL/T. Rowe Price Growth Stock Fund - Class A
12/31/2024	2,798	43	0.00	63.363558	27.81	1.65	65.358515	28.00	1.50
12/31/2023	2,820	56	0.00	49.576515	45.59	1.65	51.060328	45.81	1.50
12/31/2022	2,378	68	0.00	34.052645	(39.81)	1.65	35.019411	(39.72)	1.50
12/31/2021	4,255	74	0.00	56.576615	12.56	1.65	58.095886	12.73	1.50
12/31/2020	3,869	76	0.00	50.262857	34.84	1.65	51.535222	35.05	1.50
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2024	2,790	44	0.00	62.046236	7.38	1.65	63.963118	7.54	1.50
12/31/2023	3,112	53	0.00	57.783745	18.00	1.65	59.479153	18.18	1.50
12/31/2022	2,817	57	0.00	48.969434	(23.34)	1.65	50.330892	(23.23)	1.50
12/31/2021	4,271	66	0.00	63.880511	11.07	1.65	65.558377	11.23	1.50
12/31/2020	3,863	66	0.00	57.515283	21.53	1.65	58.937489	21.71	1.50
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2024	398	38	0.00	10.138472	3.03	1.65	10.426352	3.18	1.50
12/31/2023	516	51	0.00	9.840333	3.07	1.65	10.104549	3.23	1.50
12/31/2022	488	50	0.00	9.547149	(6.21)	1.65	9.788847	(6.07)	1.50
12/31/2021	446	43	0.00	10.179212	(2.01)	1.65	10.421317	(1.86)	1.50
12/31/2020	465	44	0.00	10.387882	2.23	1.65	10.618994	2.39	1.50
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2021	—	—	0.00	11.770992	3.11	1.65	11.871726	3.26	1.50
12/31/2020	—	—	0.00	11.416052	1.76	1.65	11.496492	1.91	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Balanced Fund - Class A - April 27, 2020; JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

70

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Value Fund - Class A
12/31/2024	1,006	23	0.00	42.789577	12.90	1.65	44.137228	13.07	1.50
12/31/2023	922	24	0.00	37.899283	10.13	1.65	39.033978	10.29	1.50
12/31/2022	832	24	0.00	34.414643	(12.95)	1.65	35.392035	(12.82)	1.50
12/31/2021	1,102	27	0.00	39.534382	27.43	1.65	40.596418	27.62	1.50
12/31/2020	1,014	32	0.00	31.024370	8.46	1.65	31.810040	8.62	1.50
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2024	257	18	0.00	14.582615	10.00	1.65	14.742344	10.16	1.50
12/31/2023	242	18	0.00	13.257334	12.44	1.65	13.382341	12.61	1.50
12/31/2022	224	19	0.00	11.790332	(17.96)	1.65	11.883724	(17.84)	1.50
12/31/2021	294	20	0.00	14.371946	12.44	1.65	14.464149	12.60	1.50
12/31/2020	21	2	0.00	12.782338	11.79	1.65	12.845060	11.96	1.50
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2022	—	—	0.00	10.469894	(15.31)	1.50	N/A	N/A	N/A
12/31/2021	30	2	0.00	12.284193	4.64	1.65	12.362984	4.79	1.50
12/31/2020	28	2	0.00	11.740018	7.85	1.65	11.797608	8.01	1.50
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2024	—	—	0.00	13.316566	7.95	1.50	N/A	N/A	N/A
12/31/2023	24	2	0.00	12.335471	10.60	1.50	N/A	N/A	N/A
12/31/2022	22	2	0.00	11.153723	(16.67)	1.50	N/A	N/A	N/A
12/31/2021	26	2	0.00	13.300117	8.56	1.65	13.385492	8.72	1.50
12/31/2020	—	—	0.00	12.251696	9.83	1.65	12.311859	10.00	1.50
JNL/WCM Focused International Equity Fund - Class A
12/31/2024	—	—	0.00	21.051056	5.50	1.50	N/A	N/A	N/A
12/31/2023	0	0	0.00	19.648275	14.56	1.65	19.953459	14.73	1.50
12/31/2022	54	3	0.00	17.151700	(29.86)	1.65	17.392062	(29.75)	1.50
12/31/2021	9	0	0.00	24.451895	15.17	1.65	24.757712	15.34	1.50
12/31/2020	2	0	0.00	21.232018	29.85	1.65	21.465337	30.05	1.50
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2024	21	2	0.00	12.319463	3.22	1.50	N/A	N/A	N/A
12/31/2023	21	2	0.00	11.934722	4.88	1.50	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2021	—	—	0.00	11.824568	1.28	1.65	11.943605	1.43	1.50
12/31/2020	—	—	0.00	11.675284	4.56	1.65	11.775145	4.72	1.50
JNL/Western Asset Global Multi-Sector Bond Fund - Class A
12/31/2024	281	28	5.40	9.816987	2.40	1.65	10.021346	2.56	1.50
12/31/2023	255	26	0.00	9.586875	6.82	1.65	9.771678	6.99	1.50
12/31/2022	226	25	0.00	8.974429	(7.39)	1.65	9.133164	(7.12)	1.50
12/31/2021	267	27	0.00	9.690827	(5.86)	1.65	9.833084	(5.75)	1.50
12/31/2020	228	22	14.30	10.294209	(8.24)	1.65	10.432987	(8.10)	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

71

Jackson National Separate Account V
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/William Blair International Leaders Fund - Class A
12/31/2024	543	41	0.31	12.524677	(2.58)	1.65	13.636951	(2.43)	1.50
12/31/2023	634	47	0.00	12.856032	10.94	1.65	13.976642	11.11	1.50
12/31/2022	590	48	1.65	11.588217	(26.25)	1.65	12.579486	(26.14)	1.50
12/31/2021	890	54	1.19	15.712326	4.46	1.65	17.030894	4.61	1.50
12/31/2020	844	53	2.18	15.041832	11.92	1.65	16.279689	12.09	1.50
JNL/WMC Balanced Fund - Class A
12/31/2024	1,335	40	0.00	32.736669	12.75	1.65	33.767651	12.92	1.50
12/31/2023	1,261	43	0.00	29.034144	11.23	1.65	29.903378	11.40	1.50
12/31/2022	1,242	47	0.00	26.101984	(15.36)	1.65	26.843240	(15.23)	1.50
12/31/2021	2,094	67	0.00	30.837054	16.74	1.65	31.665381	16.91	1.50
12/31/2020	2,126	79	0.00	26.416044	6.55	1.65	27.084955	6.71	1.50
JNL/WMC Equity Income Fund - Class A
12/31/2024	1	0	0.00	16.999737	10.76	1.65	17.125534	10.66	1.50
12/31/2023	1	0	0.00	15.348881	4.95	1.65	15.475569	4.84	1.50
12/31/2022	1	0	0.00	14.625580	(1.12)	1.65	14.761563	(1.15)	1.50
12/31/2021	—	—	0.00	14.791424	23.59	1.65	14.933224	23.78	1.50
12/31/2020	—	—	0.00	11.967673	0.91	1.65	12.064288	1.06	1.50
JNL/WMC Global Real Estate Fund - Class A
12/31/2024	90	5	0.00	16.341899	3.78	1.65	17.012009	3.94	1.50
12/31/2023	92	6	0.00	15.746814	7.79	1.65	16.367848	7.95	1.50
12/31/2022	84	6	0.00	14.608842	(28.76)	1.65	15.162245	(28.66)	1.50
12/31/2021	109	5	0.00	20.507241	24.60	1.65	21.252218	24.79	1.50
12/31/2020	88	5	0.00	16.458378	(13.57)	1.65	17.030743	(13.44)	1.50
JNL/WMC Value Fund - Class A
12/31/2024	83	2	0.00	38.927955	9.06	1.65	40.058339	9.22	1.50
12/31/2023	73	2	0.00	35.694087	7.42	1.65	36.675406	7.58	1.50
12/31/2022	189	6	0.00	33.227299	(6.39)	1.65	34.089727	(6.25)	1.50
12/31/2021	326	9	0.00	35.495999	24.90	1.65	36.362837	25.09	1.50
12/31/2020	302	10	0.00	28.418622	(0.14)	1.65	29.068987	0.01	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.

See Notes to the Financial Statements.

72

Jackson National Separate Account V

Notes to Financial Statements

December 31, 2024

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account V (the “Separate Account”) on September 25, 1998. The Separate Account commenced operations on January 2, 2000, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains one hundred twenty-four (124) Investment Divisions as of December 31, 2024. These one hundred twenty-four (124) Investment Divisions each invested in shares of the following mutual funds (each a "Fund" and collectively the “Funds”) as of and during the year ended December 31, 2024:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/JPMorgan Managed Moderate Growth Fund - Class A
JNL Conservative Allocation Fund - Class A(1)	JNL/JPMorgan MidCap Growth Fund - Class A
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
JNL Growth ETF Allocation Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL Moderate Allocation Fund - Class A(1)	JNL/JPMorgan U.S. Value Fund - Class A
JNL Moderate ETF Allocation Fund - Class A	JNL/Lazard International Quality Growth Fund - Class A
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Loomis Sayles Global Growth Fund - Class A
JNL Moderate Growth ETF Allocation Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL Multi-Manager Alternative Fund - Class A	JNL/Mellon Bond Index Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
JNL Multi-Manager Floating Rate Income Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Dow Index Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
JNL Multi-Manager U.S. Select Equity Fund - Class A	JNL/Mellon Financial Sector Fund - Class A
JNL/AB Sustainable Global Thematic Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL/American Funds Balanced Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/American Funds Growth Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A
JNL/American Funds International Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/American Funds Moderate Allocation Fund - Class A(1)	JNL/Mellon Utilities Sector Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon World Index Fund - Class A
JNL/American Funds New World Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/Newton Equity Income Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/PIMCO Income Fund - Class A
JNL/Causeway International Value Select Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A

73

Jackson National Separate Account V

Notes to Financial Statements

December 31, 2024

JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/PIMCO Real Return Fund - Class A
JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
JNL/DFA International Core Equity Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A	JNL/PPM America Total Return Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
JNL/DoubleLine Total Return Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/Dreyfus Government Money Market Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/Goldman Sachs 4 Fund - Class A	JNL/T. Rowe Price Value Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Invesco Global Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class A	JNL/William Blair International Leaders Fund - Class A
JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/WMC Balanced Fund - Class A
JNL/JPMorgan Managed Conservative Fund - Class A	JNL/WMC Equity Income Fund - Class A
JNL/JPMorgan Managed Growth Fund - Class A	JNL/WMC Global Real Estate Fund - Class A
JNL/JPMorgan Managed Moderate Fund - Class A	JNL/WMC Value Fund - Class A

(1) The Fund is a Fund of Fund advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL Multi-Manager Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund.

During the year ended December 31, 2024, the following Funds changed names effective October 21, 2024:

Prior Fund Name	Current Fund Name	Reason for Change
JNL iShares Tactical Growth Fund	JNL Growth ETF Allocation Fund	Name Convention Update
JNL iShares Tactical Moderate Fund	JNL Moderate ETF Allocation Fund	Name Convention Update
JNL iShares Tactical Moderate Growth Fund	JNL Moderate Growth ETF Allocation Fund	Name Convention Update
JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/JPMorgan Managed Aggressive Growth Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Conservative Fund	JNL/JPMorgan Managed Conservative Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Growth Fund	JNL/JPMorgan Managed Growth Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Moderate Fund	JNL/JPMorgan Managed Moderate Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/JPMorgan Managed Moderate Growth Fund	Sub-Adviser Replacement
JNL/Heitman U.S. Focused Real Estate Fund	JNL/Cohen & Steers U.S. Realty Fund	Sub-Adviser Replacement
JNL/Lazard International Strategic Equity Fund	JNL/Lazard International Quality Growth Fund	Name Convention Update
JNL/PPM America Floating Rate Income Fund	JNL Multi-Manager Floating Rate Income Fund	Sub-Adviser Replacement
JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Growth Stock Fund	Name Convention Update
JNL/WMC Government Money Market Fund	JNL/Dreyfus Government Money Market Fund	Sub-Adviser Replacement

The net assets are affected by the investment results of each underlying mutual fund, and contract transactions are affected by contract owner directions and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits.

74

Jackson National Separate Account V

Notes to Financial Statements

December 31, 2024

A contract owner may choose from a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investment transactions in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as a gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

Fair Value Measurement. As of December 31, 2024, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units:

Contract Maintenance Charge. An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge. During the first nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the

75

Jackson National Separate Account V

Notes to Financial Statements

December 31, 2024

contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 1.86%, depending on the contract, of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.60%, depending on the contract, of the death benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Enhanced Death Benefit Charge. If this benefit has been selected, Jackson deducts an additional charge equivalent to an annual rate of 0.15% based on average account value. The charge is deducted from the contract value by a redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson for administrative expenses related to the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% of the contract value depending on the state.

NOTE 4. Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $497 and $10,131 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2024 and 2023, respectively. These amounts are included in purchase payments from contract transactions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Segment Reporting

In this reporting period, the Separate Account has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The intent of ASU 2023-07 is to improve reportable segment disclosures. Adoption of this standard impacted financial statement disclosures only and had no impact on the Separate Account’s financial position or its results of operations. Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”), and for which discrete financial information is available.

The Executive Vice President and Chief Financial Officer of Jackson is the CODM for each of the investment divisions of the Separate Accounts. Each investment division is comprised of a single reportable segment, whose assets are invested in a fund with a single investment strategy, which reflects how the CODM monitors and manages the operating results of each investment division. The CODM manages the allocation of resources in accordance with each investment division’s objective and the terms of the underlying fund’s prospectus. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, net changes in net assets from operations, is consistent with that presented within each investment division’s financial statements and financial highlights.

NOTE 5. Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements were issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

76

KPMG LLP Aon Center Suite 5500 200 E. Randolph Street Chicago, IL 60601-6436 Report of Independent Registered Public Accounting Firm To the Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account V: Opinion on the Financial Statements We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise Jackson National Separate Account V (the Separate Account), as of December 31, 2024, the related statements of operations for the year or period then ended listed in the Appendix, the statements of changes in net assets for each of the years or periods in the two-year period then ended listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of December 31, 2024, the results of their operations for the year or period then ended listed in the Appendix, the changes in their net assets for each of the years or periods in the two-year period then ended listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion. /s/ KPMG LLP We have served as the auditor of one or more Jackson National Life Insurance Company’s Separate Accounts since 1999. Chicago, Illinois March 27, 2025 KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended. JNL Aggressive Growth Allocation Fund - Class A JNL Conservative Allocation Fund - Class A JNL Growth Allocation Fund - Class A JNL Growth ETF Allocation Fund - Class A JNL Moderate Allocation Fund - Class A JNL Moderate ETF Allocation Fund - Class A JNL Moderate Growth Allocation Fund - Class A JNL Moderate Growth ETF Allocation Fund - Class A JNL Multi-Manager Alternative Fund - Class A JNL Multi-Manager Emerging Markets Equity Fund - Class A JNL Multi-Manager Floating Rate Income Fund - Class A JNL Multi-Manager International Small Cap Fund - Class A JNL Multi-Manager Mid Cap Fund - Class A JNL Multi-Manager Small Cap Growth Fund - Class A JNL Multi-Manager Small Cap Value Fund - Class A JNL/AB Sustainable Global Thematic Fund - Class A JNL/American Funds Balanced Fund - Class A JNL/American Funds Bond Fund of America Fund - Class A JNL/American Funds Capital Income Builder Fund - Class A JNL/American Funds Capital World Bond Fund - Class A JNL/American Funds Global Growth Fund - Class A JNL/American Funds Global Small Capitalization Fund - Class A JNL/American Funds Growth Allocation Fund - Class A JNL/American Funds Growth Fund - Class A JNL/American Funds Growth-Income Fund - Class A JNL/American Funds International Fund - Class A JNL/American Funds Moderate Growth Allocation Fund - Class A JNL/American Funds New World Fund - Class A JNL/American Funds Washington Mutual Investors Fund - Class A JNL/AQR Large Cap Defensive Style Fund - Class A JNL/Baillie Gifford International Growth Fund - Class A JNL/BlackRock Global Allocation Fund - Class A JNL/BlackRock Global Natural Resources Fund - Class A JNL/BlackRock Large Cap Select Growth Fund - Class A JNL/Causeway International Value Select Fund - Class A JNL/ClearBridge Large Cap Growth Fund - Class A JNL/Cohen & Steers U.S. Realty Fund - Class A JNL/DFA International Core Equity Fund - Class A JNL/DFA U.S. Core Equity Fund - Class A

JNL/DFA U.S. Small Cap Fund - Class A JNL/DoubleLine Core Fixed Income Fund - Class A JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A JNL/DoubleLine Total Return Fund - Class A JNL/Dreyfus Government Money Market Fund - Class A JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A JNL/First Sentier Global Infrastructure Fund - Class A JNL/Franklin Templeton Income Fund - Class A JNL/Goldman Sachs 4 Fund - Class A JNL/GQG Emerging Markets Equity Fund - Class A JNL/Harris Oakmark Global Equity Fund - Class A JNL/Invesco Diversified Dividend Fund - Class A JNL/Invesco Global Growth Fund - Class A JNL/Invesco Small Cap Growth Fund - Class A JNL/JPMorgan Global Allocation Fund - Class A JNL/JPMorgan Hedged Equity Fund - Class A JNL/JPMorgan Managed Aggressive Growth Fund - Class A JNL/JPMorgan Managed Conservative Fund - Class A JNL/JPMorgan Managed Growth Fund - Class A JNL/JPMorgan Managed Moderate Fund - Class A JNL/JPMorgan Managed Moderate Growth Fund - Class A JNL/JPMorgan MidCap Growth Fund - Class A JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A JNL/JPMorgan U.S. Value Fund - Class A JNL/Lazard International Quality Growth Fund - Class A JNL/Loomis Sayles Global Growth Fund - Class A JNL/Lord Abbett Short Duration Income Fund - Class A JNL/Mellon Bond Index Fund - Class A JNL/Mellon Communication Services Sector Fund - Class A JNL/Mellon Consumer Discretionary Sector Fund - Class A JNL/Mellon Consumer Staples Sector Fund - Class A JNL/Mellon Dow Index Fund - Class A JNL/Mellon Emerging Markets Index Fund - Class A JNL/Mellon Energy Sector Fund - Class A JNL/Mellon Financial Sector Fund - Class A JNL/Mellon Healthcare Sector Fund - Class A JNL/Mellon Industrials Sector Fund - Class A JNL/Mellon Information Technology Sector Fund - Class A JNL/Mellon International Index Fund - Class A JNL/Mellon Materials Sector Fund - Class A JNL/Mellon Nasdaq® 100 Index Fund - Class A JNL/Mellon Real Estate Sector Fund - Class A JNL/Mellon S&P 400 MidCap Index Fund - Class A

JNL/Mellon S&P 500 Index Fund - Class A JNL/Mellon Small Cap Index Fund - Class A JNL/Mellon U.S. Stock Market Index Fund - Class A JNL/Mellon Utilities Sector Fund - Class A JNL/Mellon World Index Fund - Class A JNL/MFS Mid Cap Value Fund - Class A JNL/Morningstar U.S. Sustainability Index Fund - Class A JNL/Morningstar Wide Moat Index Fund - Class A JNL/Neuberger Berman Strategic Income Fund - Class A JNL/Newton Equity Income Fund - Class A JNL/PIMCO Income Fund - Class A JNL/PIMCO Investment Grade Credit Bond Fund - Class A JNL/PIMCO Real Return Fund - Class A JNL/PPM America High Yield Bond Fund - Class A JNL/PPM America Total Return Fund - Class A JNL/RAFI Fundamental U.S. Small Cap Fund - Class A JNL/RAFI Multi-Factor U.S. Equity Fund - Class A JNL/T. Rowe Price Balanced Fund - Class A JNL/T. Rowe Price Capital Appreciation Fund - Class A JNL/T. Rowe Price Growth Stock Fund - Class A JNL/T. Rowe Price Mid-Cap Growth Fund - Class A JNL/T. Rowe Price Short-Term Bond Fund - Class A JNL/T. Rowe Price U.S. High Yield Fund - Class A JNL/T. Rowe Price Value Fund - Class A JNL/Vanguard Growth ETF Allocation Fund - Class A JNL/Vanguard Moderate ETF Allocation Fund - Class A JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A JNL/WCM Focused International Equity Fund - Class A JNL/Westchester Capital Event Driven Fund - Class A JNL/Western Asset Global Multi-Sector Bond Fund - Class A JNL/William Blair International Leaders Fund - Class A JNL/WMC Balanced Fund - Class A JNL/WMC Equity Income Fund - Class A JNL/WMC Global Real Estate Fund - Class A Statements of assets and liabilities as of December 31, 2024, and the related statements of operations and changes in net assets for the period from October 21, 2024 (inception) to December 31, 2024. JNL Multi-Manager U.S. Select Equity Fund - Class A JNL/American Funds Moderate Allocation Fund - Class A JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A JNL/Morningstar SMID Moat Focus Index Fund - Class A JNL/PPM America Investment Grade Credit Fund - Class A JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A

Jackson National Life Insurance Company

Statutory Financial Statements
December 31, 2024

Jackson National Life Insurance Company

Index to Statutory Financial Statements

________________________________________________________________

Independent Auditors’ Report                        1

Statutory Statements of Admitted Assets, Liabilities,
Capital and Surplus    as of December 31, 2024 and 2023            4

Statutory Statements of Operations    for the years ended
December 31, 2024, 2023, and 2022                5

Statutory Statements of Capital and Surplus for the years
ended December 31, 2024, 2023, and 2022                6

Statutory Statements of Cash Flow    for the years
ended December 31, 2024, 2023, and 2022                7

Notes to Statutory Financial Statements                    8

Supplemental Schedule of Selected Financial Data                70

Supplemental Investment Risks Interrogatories                73

Summary Investment Schedule                        76

Reinsurance Risk Interrogatories                        77

            KPMG LLP
Suite 600
350 N. 5th Street
Minneapolis, MN 55401

Independent Auditors’ Report

The Audit and Risk Management Committee of the Board of Directors
Jackson National Life Insurance Company
Opinions
We have audited the statutory financial statements of Jackson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024 in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for the three-year period ended December 31, 2024.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Statutory Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles.
Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Statutory Financial Statements
Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.
Auditors’ Responsibilities for the Audit of the Statutory Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.
In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in the supplemental schedule of selected financial data, supplemental investment risks interrogatories, summary investment schedule, and reinsurance risk interrogatories is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by the Michigan Department of Insurance and Financial Services. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.
/s/ KPMG LLP

Minneapolis, Minnesota
March 21, 2025

Jackson National Life Insurance Company
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
(In thousands, except for share information)

	December 31,
	2024	2023
Admitted Assets
Bonds	$33,162,492	$38,257,780
Preferred stocks, at statement value (cost: 2024, $175,020; 2023, $202,132)	149,164	172,812
Common stocks - unaffiliated, at fair value (cost: 2024, $153,315; 2023, $391,632)	157,083	384,287
Common stocks - affiliated, on equity basis (cost: 2024, $810,906; 2023, $726,278)	809,139	721,254
Cash, cash equivalents, and short-term investments	2,018,084	2,064,327
Mortgage loans	9,329,026	10,278,312
Policy loans	4,203,690	4,241,716
Limited partnership and limited liability company interests	2,291,674	2,050,216
Real estate	230,926	226,592
Derivatives	(63,384)	84,816
Other invested assets	276,442	94,923
Total cash and invested assets	52,564,336	58,577,035

Investment income due and accrued	569,773	585,905
Premiums deferred and uncollected	222,836	203,084
Federal income taxes receivable	134,437	—
Net deferred tax asset	573,926	606,942
Amounts due from reinsurers	5,180,133	139,989
Receivable for derivatives	69,248	757,312
Admitted disallowed IMR	328,926	252,977
Guaranty funds receivable	38,076	3,041
Other admitted assets	7,808	1,647
Separate account assets	221,589,231	208,449,179
Total admitted assets	$281,278,730	$269,577,111

Liabilities, Capital and Surplus
Liabilities:
Aggregate reserves for life, accident and health and annuity contracts	$24,826,824	$25,250,874
Liability for deposit-type contracts	8,940,589	9,011,732
Policy and contract claims	706,918	760,037
Other contract liabilities	(12,217)	(31,727)
Remittances in process	152,203	40,834
Commissions payable and expense allowances on reinsurance assumed	141,398	126,297
Asset valuation reserve	655,302	489,670
Funds held under reinsurance treaties with unauthorized reinsurers	3,666,057	3,628,585
Funds held under coinsurance	15,697,595	18,856,107
General expenses and taxes due and accrued	254,516	210,509
Accrued transfers to separate accounts	(2,799,936)	(4,499,524)
Borrowed money and interest thereon	752,432	307,618
Repurchase agreements	1,540,396	—
Payable for securities lending	12,767	13,050
Derivatives	—	904,691
Federal income tax payable	—	721
Other liabilities	750,624	1,405,836
Separate account liabilities	221,589,231	208,449,179
Total liabilities	276,874,699	264,924,489
Capital and Surplus:
Capital stock (par value $1.15 per share; 50,000 shares authorized;
12,000 shares issued and outstanding)	13,800	13,800
Surplus notes	249,871	249,817
Gross paid-in and contributed surplus	2,711,221	4,631,055
Aggregate write-ins for special surplus funds	328,926	252,977
Unassigned surplus	1,100,213	(495,027)
Total capital and surplus	4,404,031	4,652,622
Total liabilities, capital and surplus	$281,278,730	$269,577,111

See accompanying Notes to Statutory Financial Statements.

Jackson National Life Insurance Company
Statutory Statements of Operations
(In thousands)

	Years Ended December 31,
	2024	2023	2022
Income:
Premiums and annuity considerations	$17,595,754	$13,227,578	$16,204,649
Considerations for supplementary contracts with life contingencies	927	1,443	4,942
Net investment income	2,985,426	2,854,547	3,259,909
Amortization of interest maintenance reserve	(9,869)	(732,212)	108,459
Separate Accounts net gain from operations excluding unrealized gains or losses	212,426	210,502	152,511
Commissions and expense allowances on reinsurance ceded	1,332,091	54,250	56,511
Fee income	2,776,464	5,465,127	5,451,822
Other income	665,687	612,302	628,393
Total income	25,558,906	21,693,537	25,867,196
Benefits and other deductions:
Death and other benefits	34,218,998	24,334,421	21,213,881
Increase (decrease) in aggregate reserves	(424,051)	(2,528,619)	482,195
Commissions	2,070,512	1,752,864	1,865,652
General insurance expenses	839,669	767,894	637,103
Taxes, licenses and fees	47,497	40,014	56,745
Amortization of value of business acquired and goodwill	—	—	32,752
Interest on funds withheld treaties	989,254	1,169,449	1,195,917
Change in loading and other	(277)	(1,551)	(156)
Reclassification of ceding commission to surplus	1,214,820	—	—
Amortization of gain on reinsured business to income	(316,130)	(119,797)	(247,472)
Net transfers from separate accounts, net of reinsurance	(14,546,666)	(6,514,054)	(3,495,689)
Total benefits and other deductions	24,093,626	18,900,621	21,740,928
Gain from operations before federal income tax expense and net
realized capital losses	1,465,280	2,792,916	4,126,268
Dividends to policyholders	7,393	8,386	7,674
Gain from operations after dividends to policyholders and before federal income taxes	1,457,887	2,784,530	4,118,594
Federal income tax expense	96,185	966,356	96,261
Gain from operations before net realized capital losses	1,361,702	1,818,174	4,022,333

Net realized capital losses, less tax benefit of $250,732, $545,555, and $69,775 in 2024, 2023, and 2022, respectively, excluding tax benefit of $16,418, $342,797, and $68,678 in 2024, 2023, and 2022, respectively, transferred to the IMR	(1,084,069)	(1,939,868)	(334,731)
Net income (loss)	$277,633	$(121,694)	$3,687,602

See accompanying Notes to Statutory Financial Statements.

Jackson National Life Insurance Company
Statutory Statements of Capital and Surplus
(In thousands)

			Surplus
	Capital	Surplus	Gross paid-in and	Special
	stock	notes	contributed	Funds	Unassigned	Total

Balances at December 31, 2021	$13,800	$249,724	$5,381,055	$—	$453,606	$6,098,185
Net income	—	—	—	—	3,687,602	3,687,602
Change in net unrealized capital gains and losses	—	—	—	—	(1,960,366)	(1,960,366)
Change in net deferred income tax	—	—	—	—	(529,550)	(529,550)
Change in asset valuation reserve	—	—	—	—	(472,560)	(472,560)
Change in non-admitted assets	—	—	—	—	7,579	7,579
Change in liability for reinsurance in
unauthorized companies	—	—	—	—	3,954	3,954
Change in surplus in separate accounts	—	—	—	—	(152,511)	(152,511)
Surplus withdrawn from separate accounts	—	—	—	—	152,511	152,511
Surplus notes accretion	—	45	—	—	—	45
Change in surplus as a result of reinsurance	—	—	—	—	(247,471)	(247,471)
Paid-in surplus	—	—	(600,000)	—	—	(600,000)

Balances at December 31, 2022	13,800	249,769	4,781,055	—	942,794	5,987,418

Net income	—	—	—	—	(121,694)	(121,694)
Change in net unrealized capital gains and losses	—	—	—	—	(652,825)	(652,825)
Change in net deferred income tax	—	—	—	—	398,028	398,028
Change in asset valuation reserve	—	—	—	—	497,303	497,303
Change in non-admitted assets	—	—	—	—	(768,985)	(768,985)
Change in liability for reinsurance in
unauthorized companies	—	—	—	—	33,126	33,126
Change in surplus in separate accounts	—	—	—	—	(210,502)	(210,502)
Surplus withdrawn from separate accounts	—	—	—	—	210,502	210,502
Surplus notes accretion	—	48	—	—	—	48
Change in surplus as a result of reinsurance	—	—	—	—	(119,797)	(119,797)
Dividends to stockholders	—	—	—	—	(450,000)	(450,000)
Change in special surplus funds	—	—	—	252,977	(252,977)	—
Paid-in surplus	—	—	(150,000)	—	—	(150,000)

Balances at December 31, 2023	13,800	249,817	4,631,055	252,977	(495,027)	4,652,622

Net income	—	—	—	—	277,633	277,633
Change in net unrealized capital gains and losses	—	—	—	—	1,241,045	1,241,045
Change in net deferred income tax	—	—	—	—	(189,128)	(189,128)
Change in asset valuation reserve	—	—	—	—	(165,633)	(165,633)
Change in non-admitted assets	—	—	—	—	442,170	442,170
Change in liability for reinsurance in
unauthorized companies	—	—	—	—	(3,588)	(3,588)
Change in surplus in separate accounts	—	—	—	—	(212,426)	(212,426)
Surplus withdrawn from separate accounts	—	—	—	—	212,426	212,426
Surplus notes accretion	—	54	—	—	—	54
Change in surplus as a result of reinsurance	—	—	—	—	898,690	898,690
Dividends to stockholders	—	—	—	—	(830,000)	(830,000)
Change in special surplus funds	—	—	—	75,949	(75,949)	—
Paid-in surplus	—	—	(1,919,834)	—	—	(1,919,834)
Balances at December 31, 2024	$13,800	$249,871	$2,711,221	$328,926	$1,100,213	$4,404,031
See accompanying Notes to Statutory Financial Statements.

Jackson National Life Insurance Company
Statutory Statements of Cash Flow
(In thousands)

	Years Ended December 31,
	2024	2023	2022
Cash from operations:
Operating receipts:
Premiums and annuity considerations	$17,621,056	$13,259,779	$16,199,182
Net investment income	2,176,417	2,489,559	2,775,799
Other	7,049,735	6,118,652	6,134,568
Total cash received from operations	26,847,208	21,867,990	25,109,549
Operating disbursements:
Benefit payments	34,137,141	24,164,287	20,952,875
Commissions, general expenses and taxes	3,385,238	2,951,813	2,529,558
Net transfers to separate accounts	(15,658,543)	(6,861,123)	(3,906,152)
Federal income taxes	(20,811)	(22,120)	(11,679)
Total cash disbursed from operations	21,843,025	20,232,857	19,564,602
Net cash from operations	5,004,183	1,635,133	5,544,947
Cash from investments:
Proceeds from investments sold, matured, or repaid:
Bonds	7,019,697	7,790,462	10,958,764
Stocks	327,270	239,491	44,234
Mortgage loans	1,789,952	2,077,633	1,682,161
Real estate	3,227	4,419	200
Limited partnerships and other invested assets	(4,656,407)	(1,555,962)	3,823,308
Total investment proceeds	4,483,739	8,556,043	16,508,667
Cost of investments acquired:
Bonds	2,906,947	2,828,856	7,850,163
Stocks	61,087	195,331	219,890
Mortgage loans	876,891	837,867	1,750,467
Real estate	3,926	2,263	1,800
Limited partnerships and other invested assets	991,756	2,352,696	4,362,433
Total investments acquired	4,840,607	6,217,013	14,184,753
Net (increase) decrease in policy loans	37,679	(18,278)	126,933
Net cash from (used in) investments	(319,189)	2,320,752	2,450,847
Cash from financing and miscellaneous sources:
Cash provided (applied):
Paid in surplus	(1,720,900)	(150,000)	(600,000)
Borrowed funds	444,961	244,961	(5,039)
Net deposits on deposit-type contracts	(421,247)	(1,143,229)	(113,792)
Dividends to stockholders	830,000	450,000	—
Other	(2,204,051)	(4,551,649)	(4,170,118)
Net cash used in financing and miscellaneous sources	(4,731,237)	(6,049,917)	(4,888,949)

Net change in cash, cash equivalents and short-term investments	(46,243)	(2,094,032)	3,106,845

Cash, cash equivalents and short-term investments at beginning of year	2,064,327	4,158,359	1,051,514

Cash, cash equivalents and short-term investments at end of year	$2,018,084	$2,064,327	$4,158,359

Cash flow information for non-cash transactions:
Debt and equity securities acquired from exchange transactions	$34,639	$446,817	$402,464
Debt and equity securities disposed from exchange transactions	$27,916	$437,006	$—
Transfer of debt securities for other invested assets	$—	$—	$104,427
Non-cash financial assets acquired from subsidiary	$—	$—	$80,370
Non-cash financial assets transferred to parent	$198,934	$—	$24,582
Non-cash financial assets transferred to subsidiary	$10,845	$8,156	$14,412
Non-cash financial assets transferred to separate account	$335,962	$222,116	$—
Non-cash financial assets transferred to affiliate	$419,003	$—	$—
Non-cash financial assets transferred from separate account	$251,749	$—	$—
See accompanying Notes to Statutory Financial Statements.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

Note 1 - Organization

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is wholly owned by Jackson Financial Inc. (“Jackson Financial”). Jackson Financial was a majority-owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson Financial's demerger from Prudential was completed on September 13, 2021 ("Demerger"), and Jackson Financial is a stand-alone U.S. public company. Prudential retained an equity interest in Jackson Financial after the Demerger. As a result of sales subsequent to the Demerger, Prudential has no remaining equity interest in the Company as of June 30, 2023.

Jackson is licensed to sell group and individual annuity products (including immediate, fixed index, deferred fixed, variable, and registered index-linked annuities ("RILA")) and individual life insurance products in 49 states and the District of Columbia. Jackson also participates in the institutional products market through the issuance of guaranteed investment contracts (“GICs”), funding agreements and medium-term note funding agreements. There is no substantial doubt about the Company’s ability to continue as a going concern.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (“statutory”). Certain of these statutory accounting practices vary from U.S. generally accepted accounting principles (“GAAP”), including the following:

1.The costs related to acquiring business, principally commissions, bonus interest on certain products and certain policy issue and underwriting costs, are charged to income in the year incurred and, thus, are not capitalized and amortized over the periods benefited;

2.Recognition of the value of business acquired (“VOBA”) and goodwill is limited and is amortized over the life of the business acquired, up to ten years;

3.Assets must be included in the statement of admitted assets, liabilities, capital and surplus at "admitted asset value," with "non-admitted assets" excluded through a charge to surplus;

4.Bonds are generally carried at amortized cost and, for investments carried at fair value, changes in investment valuations are recorded in surplus (under GAAP, investments are generally carried at fair value, amortized cost for mortgage loans and policy loans, with changes in valuation recorded in other comprehensive income);

5.Investments in subsidiaries or companies where Jackson has a controlling interest or is the primary beneficiary of a variable interest entity are reported as investments, but are consolidated under GAAP;

6.Liabilities for the indexed portion of RILA contracts, as well as the assets supporting those liabilities, are included in separate accounts for statutory reporting;

7.Current expected credit losses (“CECL”) on certain financial assets are not recognized herein, but are required for GAAP;

8.A net deferred tax asset (“DTA”), for the tax effect of timing differences between book and tax assets and liabilities, is only reported as an admitted asset to the extent that it is realizable within three years and represents less than 15% of capital and surplus (adjusted to exclude any net DTAs, electronic data processing (“EDP”) equipment and operating system software and any net positive goodwill), subject to limits set by Statement of Statutory Accounting Principles (“SSAP”) No. 101, with the change in net deferred tax asset or liability being recorded directly to surplus;

9.For derivative instruments carried at fair value, changes in fair value are recorded directly to surplus (under GAAP, derivative instruments are carried at fair value with changes in fair value generally recorded in income);

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
10.Future policy benefit reserves for life insurance are based on statutory mortality and interest requirements without the consideration of withdrawals;

11.The Commissioners’ Annuity Reserve Valuation Method (“CARVM”) expense allowance associated with statutory reserving practices for deferred variable annuities held in the separate accounts is reported in the general account as a negative liability;

12.Reserve credits for reinsurance ceded are netted against the reserve liability, but are reported as assets under GAAP;

13.Surplus notes issued by the Company are recorded as surplus rather than as a liability under GAAP;

14.An asset valuation reserve (“AVR”) is established by a direct charge to surplus to offset future potential credit-related investment losses;

15.Realized gains and losses, net of tax, resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the approximate remaining life of the investment sold;

16.Gains or losses resulting from market value adjustments (“MVA”) on policies and contracts backed by assets that are valued at book/adjusted carrying value are deferred in the IMR and amortized in a manner consistent with the determination of the MVA;

17.Premiums for any contract, including annuities, under which the Company assumes mortality or morbidity risk are recognized as revenues. Under GAAP, premiums for contracts under which the Company does not assume significant mortality or morbidity risk are generally accounted for as deposits to policyholders' accounts.

18.Net after tax gains on reinsurance transactions comprised of contracts in force at the date of the transaction are excluded from net income and recorded directly to surplus, and amortized into income as earnings emerge from the business reinsured;

19.Statements of cash flow are prepared under a prescribed format, which differs from the indirect format under GAAP; and

20.There is no presentation of comprehensive income.

The effects on the financial statements of the variances between statutory accounting practices and GAAP, although not reasonably determinable, are presumed to be material and pervasive.

Certain amounts in the 2023 and 2022 statutory financial statements have been reclassified to conform to the 2024 presentation.

The Department of Insurance and Financial Services (“DIFS”) recognizes statutory accounting practices prescribed or permitted by the state of Michigan for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under Michigan Insurance Law. The DIFS has adopted the National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) to the extent that the accounting practices, procedures, and reporting standards are not modified by the Michigan Insurance Code. The state of Michigan has adopted certain prescribed accounting practices that differ from those defined in NAIC SAP. The commissioner of insurance also has the right to permit other specific practices that deviate from prescribed practices.

Under Michigan law, the value of the book of business arising from the acquisition of a subsidiary or through reinsurance may be recognized as an admitted asset if certain criteria are met. In NAIC SAP, goodwill may be admitted in amounts not to exceed 10% of an insurer’s capital and surplus, as adjusted, and is eliminated in the event of a merger.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
As a result of an acquisition accounted for as a statutory purchase in accordance with SSAP No. 68, the Company had goodwill attributed to the VOBA, with the remaining VOBA balance fully amortized as of August 31, 2022.

The Valuation of Life Insurance Policies Model Regulation (“Model 830”, also known as Regulation XXX), was effective for NAIC SAP in 2000. The state of Michigan did not permit Model 830 for reserve calculations until January 1, 2002. Thus, reserves for life business issued in calendar years 2000-2001 are not valued according to Model 830 and NAIC SAP, but rather, are valued under the prior method of the Standard Valuation Law, referred to as the ‘unitary’ method.

Actuarial Guideline XXXV (“Actuarial Guideline 35”) was adopted by the NAIC in December 1998. The purpose of Actuarial Guideline 35 is to interpret the standards for the valuation of statutory reserves for fixed index annuities. NAIC SAP requires application of Actuarial Guideline 35 for all fixed index annuities issued after December 31, 2000. Michigan law prescribes the valuation of fixed index annuities without consideration of Actuarial Guideline 35. As a result, and as demonstrated in the Company’s reconciliation of net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of Michigan below, Actuarial Guideline 35 is not reflected in the Company’s accounts as of December 31, 2024 and 2023.

Reconciliation to NAIC SAP
A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of Michigan is shown below (in millions):

	Years Ended December 31,
	2024	2023	2022

Net income (loss), as stated herein	$277.6	$(121.7)	$3,687.6
Adjustments - prescribed practices:
Valuation of Life Insurance Policies Model Regulation (XXX):
Decrease in aggregate reserves for life and accident
and health policies and contracts	0.4	0.4	0.8
Actuarial Guideline 35:
Decrease/(increase) in aggregate reserves for life and
accident and health policies and contracts	(16.1)	(11.1)	3.8
Amortization of value of business acquired	—	—	32.8
Prescribed practices adjustment	(15.7)	(10.7)	37.4
Tax effect of prescribed practice differences	—	—	—
Net income (loss), NAIC SAP	$261.9	$(132.4)	$3,725.0

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31,
	2024	2023

Statutory Capital and Surplus, as stated herein	$4,404.0	$4,652.6
Adjustments - prescribed practices:
Aggregate reserve for life policies and contracts
Valuation of Life Insurance Policies Model Regulation (XXX):
Reserve per Michigan basis	5.8	6.1
Reserve per NAIC SAP	15.2	16.0
Model Regulation (XXX) adjustment	(9.4)	(9.9)

Actuarial Guideline 35:
Reserve per Michigan basis	567.9	437.9
Reserve per NAIC SAP	621.4	475.2
Actuarial Guideline 35 adjustment	(53.5)	(37.3)
Tax effect of prescribed practice differences	0.2	2.6
Net impact of prescribed practices	(62.7)	(44.6)
Statutory capital and surplus, NAIC SAP	$4,341.3	$4,608.0

New and Pending Accounting Pronouncements
In August 2023, the NAIC adopted revisions to SSAP No. 26 - Bonds; SSAP No. 43 - Loan-Backed and Structured Securities; and other SSAPs (e.g., SSAP No. 21 - Other Admitted Assets, and SSAP No. 86 - Derivatives) to incorporate the principles-based bond definition into statutory accounting guidance and amend the accounting for certain asset-backed securities and investments not classified as bonds. In December 2023, SSAP No. 2 - Cash, Cash Equivalents, Drafts, and Short-Term Investments, was also revised to exclude certain securities from being reported as cash equivalents or short-term investments. In March 2024, the NAIC adopted revisions prescribing accounting guidance (measurement method) for all residual interests regardless of legal form. Collectively, these amendments are related to the NAIC Bond Project and became effective January 1, 2025. The Company adopted the amendments prospectively on January 1, 2025 and the adoption did not result in a material impact on the Company’s financial position or investment classifications.

Estimates
The preparation of the accompanying financial statements and notes requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions used in calculating policy reserves and liabilities, including, but not limited to mortality rates, policyholder behavior, expenses, investment returns, policy crediting rates and future hedging activity; 3) assumptions as to future earnings levels being sufficient to realize deferred tax benefits and whether or not certain deferred tax assets will reverse within three years; 4) estimates related to liabilities for lawsuits and establishment of liability for state guaranty fund assessments; and 5) assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors as deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Investments
Bonds, excluding loan-backed and structured securities, are stated at amortized cost except those with an NAIC designation of “6,” which are stated at the lower of amortized cost or fair value. Acquisition premiums and discounts are amortized into investment income through call or maturity dates using the effective interest method.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Jackson recognizes an other-than-temporary impairment ("OTTI") for non-loan-backed securities when the Company does not expect full recovery of amortized cost. These impairment losses are recognized in net realized capital losses for the full difference between fair value and amortized cost.

Loan-backed and structured securities, hereafter collectively referred to as “loan-backed securities,” are also stated at amortized cost except those with an NAIC carry rating of “6,” which are carried at the lower of amortized cost or fair value. The retrospective adjustment method is used to value loan-backed securities where the collection of all contractual cash flows is probable. For loan-backed securities where the collection of all contractual cash flows is not probable, the Company:

•Recognizes the accretable yield over the life of the loan-backed security as determined at the acquisition or transaction date;
•Continues to estimate cash flows expected to be collected at least quarterly; and
•Recognizes an other-than-temporary impairment loss if the loan-backed security is impaired (i.e., the fair value is less than the amortized cost basis) and if the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected.

Investments are reduced to estimated fair value (discounted cash flows for loan-backed securities) for declines in value that are determined to be other-than-temporary. In determining whether an other-than-temporary impairment has occurred, the Company considers a security’s forecasted cash flows as well as the severity and duration of depressed fair values.

If the Company intends to sell an impaired loan-backed security or does not have the intent and ability to retain the impaired loan-backed security for a period of time sufficient to recover the amortized cost basis, an other-than-temporary impairment has occurred. In these situations, the other-than-temporary impairment loss recognized is the difference between the amortized cost basis and fair value. For loan-backed securities, the credit portion of the recognized loss is recorded to the AVR and the non-credit portion is recorded to the IMR. If the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected, it cannot assert that it has the ability to recover the loan-backed security’s amortized cost basis even though it has no intent to sell and has the intent and ability to retain the loan-backed security. Therefore, an other-than-temporary impairment has occurred and a realized loss is recognized for the non-interest related decline, which is calculated as the difference between the loan-backed security’s amortized cost basis and the present value of cash flows expected to be collected. For situations where an other-than-temporary impairment is recognized, the previous amortized cost basis less the other-than-temporary impairment recognized as a realized loss becomes the new amortized cost basis of the loan-backed security. The new amortized cost basis is not adjusted for subsequent recoveries in fair value. Therefore, the prospective adjustment method is used for periods subsequent to other-than-temporary impairment loss recognition.

Unaffiliated common stocks are stated at fair value. The Company’s investments in subsidiaries are recorded based on the equity method. Insurance subsidiaries are reported at their audited statutory capital and surplus and non-insurance subsidiaries are carried at their audited equity as determined under GAAP. The Company has non-admitted $1.8 million of the unaudited equity of five subsidiaries in 2024. The Company had non-admitted $5.0 million of the unaudited equity of five subsidiaries in 2023. Included in common stocks is the Company’s 100% interest in the common stock of Jackson National Life Insurance Company of New York (“Jackson New York”). Jackson New York's financial statements are presented on the basis of accounting practices prescribed or permitted by the New York State Department of Financial Services. The State of New York has adopted certain prescribed practices that differ from those found in NAIC SAP:

•Reserves for fixed deferred annuities are valued under Continuous CARVM according to New York insurance law, rather than Curtate CARVM according to NAIC SAP.
•For variable annuity and RILA reserves, New York insurance law incorporates Valuation Manual-21 ("VM-21") but also includes an additional floor calculation. Jackson New York reserves are not valued solely under VM-21 according to NAIC SAP, but rather, are valued with the additional floor calculation according to New York insurance law.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
•For payout business, New York insurance law requires an adapted version of Valuation Manual-22 ("VM-22") for purposes of defining minimum reserve standards, thus, reserves for payout business are not valued according to VM-22 as defined by the NAIC SAP, but rather, are valued per New York regulation.

The effect of the prescribed practices is an increase to income of $2.4 million and a decrease to surplus of $19.3 million. The risk based capital of Jackson New York would not have triggered a regulatory event had it not used these prescribed practices according to New York insurance law.

Preferred stocks are stated at cost, except those with an NAIC Securities Valuation Office rating of “4” to “6,” which are reported at the lower of cost or fair value.

Limited partnership interests, including limited liability company interests, are carried at fair value.

Distributions of earnings from these entities are recorded as investment income and unrealized gains and losses are credited or charged directly to surplus. Included in limited partnership interests was $79.4 million and $69.0 million at December 31, 2024 and 2023, respectively, of the Company’s 100% ownership of member interests in the following entities: Jackson National Asset Management, LLC, a registered investment advisor and transfer agent; and Jackson National Life Distributors, LLC, a registered broker-dealer. The Company has non-admitted its 100% ownership interests totaling $2.3 million and $17.9 million at December 31, 2024 and 2023, respectively, in Squire Reassurance Company LLC, a captive reinsurance company (dissolved as of June 2024); PGDS (US One), LLC, which provided certain services to Jackson and certain former affiliates; and Hermitage Management, LLC (“Hermitage”), which holds and manages certain real estate related investments.

The Company also acquires controlling ownership interests in companies through troubled debt restructuring arrangements. These investments are held for sale and are not operated as subsidiaries. These equity investments are carried at fair value.

Derivative instruments afforded hedge accounting treatment are accounted for in a manner consistent with the hedged items. Derivative instruments not afforded hedge accounting treatment are stated at fair value. See Note 5 for more information on derivative instruments. The Company generally does not account for derivative instruments as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.

Cash and short-term investments, which primarily include high quality money market instruments, are carried at amortized cost. These investments have original maturities of twelve months or less, and are considered cash equivalents for reporting cash flow.

Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums, impairments and any allowance for loan losses.

On a periodic basis, Jackson assesses the mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. Changes in the allowance for loan losses are recorded in surplus.

Separately, Jackson also reviews individual loans in the portfolio for impairment charge-off based on an assessment of the factors identified above. Impairments deemed other-than-temporary requiring charge-off are recorded initially against the established loan loss allowance if any, and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. Policy loans are carried at unpaid principal balances.

Real estate is carried at depreciated cost, net of encumbrances. Buildings are depreciated over their estimated useful life, up to 40 years.

Realized capital gains and losses are recorded at the date of sale and are calculated on a specific cost identification basis.

Life and Annuity Reserves
Aggregate reserves for life insurance policies are based on statutory mortality and interest requirements without consideration for withdrawals. With respect to ordinary policies, the mortality assumptions range from the American Experience Table to the 1980/2017 Commissioners’ Standard Ordinary Tables with interest assumptions ranging from 1.00% to 7.00%. With respect to older industrial policies, the mortality assumptions range from the American Experience Table to the 1961 Commissioners’ Standard Industrial Table with interest assumptions ranging from 2.50% to 6.00%. As of December 31, 2024 and 2023, 32% and 30%, respectively, of the life reserves were calculated on a net level reserve basis and 68% and 70%, respectively, were calculated on a modified reserve basis.

As it relates to VM-20, the Company meets the conditions for exemption under Subsection 1.G.2.b. of the Valuation Manual and filed the statement of exemption required by Subsection 1.G.1. of the Valuation Manual with the State of Michigan DIFS in a letter dated April 26, 2022. Because all conditions outlined in Subsection 1.G.1. have been met for continued use, all policies issued since 2022 are also covered by this statement of exemption and follow reserving standards mentioned above.

Reserves for variable annuity and RILA products and related guarantees are determined using Actuarial Guideline 43 and VM-21. Reserves are set equal to the stochastic reserve plus the additional standard projection amount. The stochastic reserve uses prudent estimate assumptions for items such as expenses, mortality and policyholder behavior, as well as “real world” stochastically generated equity and interest rate scenarios. The additional standard projection amount is based on assumptions prescribed by the regulation. Both the additional standard projection amount and stochastic reserve are adjusted to reflect the impact of hedge instruments owned on the valuation date, and the stochastic reserve is adjusted to reflect future assumed hedging activity.

As previously described in Note 1, Michigan law prescribes the valuation of fixed index annuities without consideration of Actuarial Guideline 35.

The majority of all other annuity reserves and GIC deposits are established with an interest rate assumption ranging from 2.25% to 8.75% and are carried at the greater of the cash surrender value or the greatest present value of the guaranteed benefits discounted at statutory valuation interest rates.

Jackson and Jackson National Life Global Funding have established a $27.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The liability for the outstanding balances at December 31, 2024 and 2023 totaled $6.0 billion and $5.7 billion, respectively, and these liabilities are included in liability for deposit-type contracts. Issued instruments representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps.

Jackson is a member of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI and held in the general account.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Short-term debt is generally used for liquidity and long-term debt is used to fund qualifying construction projects. Debt is reported in borrowed money in the financial statements. Funding agreements are reported in liability for deposit-type contracts in the financial statements. The Company calculated the maximum borrowing capacity in accordance with current FHLB capital stock and limitations in the FHLB credit policy. Short-term debt and funding agreements are subject to prepayment obligations.

The following table summarizes the amount of FHLB capital stock held in aggregate and classified as follows (in thousands):

	December 31,
	2024	2023
Membership Stock - Class A	$—	$—
Membership Stock - Class B	$5,000	$5,000
Activity Stock	$115,785	$96,338
Excess Stock	$6,583	$6,680
Aggregate Total	$127,368	$108,019

Actual or estimated borrowing capacity as determined by the insurer	$2,830,411	$2,400,413

Membership Stock eligible and not eligible for redemption are as follows (in thousands):

			Eligible for Redemption
		Not Eligible	Less	6 Months	1 to Less
Membership	Current Year	For	Than	to Less Than	Than	3 to 5
Stock	Total	Redemption	6 Months	1 Year	3 Years	Years
Class A	$—	$—	$—	$—	$—	$—
Class B	$5,000	$—	$—	$—	$—	$5,000
Total Stock	$5,000	$—	$—	$—	$—	$5,000

The amount of collateral pledged to the FHLB are as follows (in thousands):

Collateral Pledged to FHLB
	Fair Value	Carrying Value	Aggregate Total Borrowing
December 31, 2024	$4,006,833	$4,316,724	$2,684,120
December 31, 2023	$3,284,330	$3,525,096	$2,251,959

Maximum Amount Pledged During Reporting Period
			Aggregate Total
	Fair Value	Carrying Value	Borrowing
Period ended December 31, 2024	$4,006,833	$4,316,724	$2,684,120
Period ended December 31, 2023	$4,030,626	$4,350,767	$2,807,974

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Aggregate amount of borrowings from the FHLB were as follows (in thousands):

	General Account	Funding Agreements Reserves Established
December 31, 2024
Debt
Short-term	$700,000	XXX
Long-term	$52,145	XXX
Funding Agreements	$1,931,975	$1,931,975
Aggregate Total	$2,684,120	$1,931,975

December 31, 2023
Debt
Short-term	$250,000	XXX
Long-term	$57,184	XXX
Funding Agreements	$1,944,775	$1,944,775
Aggregate Total	$2,251,959	$1,944,775

The maximum amount borrowed during the reporting period was as follows (in thousands):

General Account
Debt	$752,145
Funding Agreements	1,931,975
Aggregate Total	$2,684,120

Interest Maintenance Reserve
The Company is required to maintain an IMR, which is a reserve for the net, after tax, accumulated unamortized realized gains and losses on sales of fixed income investments primarily attributable to changes in interest rates. Net realized gains and losses charged or credited to the IMR are amortized into investment income over the approximate remaining life of the investment sold using the grouped method.

Gains or losses resulting from MVA on policies and contracts backed by assets that are valued at book/adjusted carrying value are deferred in the IMR and amortized in a manner consistent with the determination of the MVA using the grouped method.

Realized gains and losses included in IMR on sales of fixed income investments subject to a funds withheld arrangement are released from the IMR and transferred to the liability for funds held under coinsurance with no impact to income.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The following table provides the adjusted capital and surplus as of the most recently filed statement, the amount of net negative (disallowed) IMR in aggregate and allocated between the general account, insulated separate accounts and non-insulated separate accounts, and the percentage of adjusted capital and surplus for which the admitted net negative (disallowed) IMR represents (in thousands):

(1)	Net negative (disallowed) IMR

		Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
	2024	$344,022	$341,903	$—	$2,119
	2023	$258,532	$252,977	$—	$5,555

(2)	Negative (disallowed) IMR admitted
		Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
	2024	$328,926	$328,926	$—	$—
	2023	$258,532	$252,977	$—	$5,555

(3)	Calculated adjusted capital and surplus	Total
		2024	2023
	Prior Period General Account Capital & Surplus From 9/30/2024 SAP Financials	$4,154,150	$3,988,895
	Net Positive Goodwill (admitted)	—	—
	EDP Equipment & Operating System Software (admitted)	3,038	248
	Net DTAs (admitted)	541,449	520,698
	Net Negative (disallowed) IMR (admitted)	320,407	—
	Adjusted Capital & Surplus	$3,289,256	$3,467,949

(4)	Percentage of adjusted capital and surplus	Total
		2024	2023
	Percentage of Total Net Negative (disallowed) IMR admitted in General Account or recognized in Separate Account to adjusted capital surplus	10.0%	7.5%

The Company allocated gains and losses to IMR from derivatives that were reported at fair value prior to the termination of the derivatives. The balances in IMR from these derivatives were unamortized gains of $43.9 million and $93.2 million and unamortized losses of $294.2 million and $384.9 million at December 31, 2024 and 2023, respectively.

Fixed income investments generating IMR losses comply with the Company's documented investment or liability management policies. Any deviation was either because of a temporary and transitory timing issue or related to a specific event that mechanically made the cause of IMR losses not reflective of reinvestment activities.

IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with the Company's derivative use plans and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination. Asset sales were not compelled by liquidity pressures.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Asset Valuation Reserve
The Company is required to maintain an AVR, which is computed in accordance with a formula prescribed by the NAIC and represents a provision for potential credit-related investment losses. Changes in the AVR are recorded directly to surplus.

Revenue and Expense Recognition
Premiums for traditional life insurance are recognized as revenue when due. Annuity considerations are recognized as revenue when collected. Premiums for GICs and deposit-type contracts are recorded directly to policy reserves. Interest credited to deposit-type contracts are recorded as an expense in the statement of operations when earned. Payments that represent a return of policyholder balances are not recorded as expenses. To the extent such payments differ from the recorded reserve, the difference is recorded in the statement of operations as a benefit expense. Fee income is recognized as revenue when earned. Commission and expense allowances, which are commission and expense reimbursements related to reinsurance ceded to other companies, are recognized as revenue when due. The CARVM allowance represents the excess of separate account contract values over statutory separate account reserves for variable annuities and variable life and is reported in accrued transfers to separate accounts. Benefits, claims and expenses (including the change in CARVM allowance) are recognized when incurred. Commissions, general expenses, and taxes, licenses and fees, including costs of acquiring new business, are charged to operations as incurred.

Investment Income
Income due and accrued was excluded from surplus on the following basis:

Bonds - securities in default and otherwise where collection is uncertain.

Mortgage loans - loans in foreclosure deemed in default, delinquent for greater than one year or where collection of interest is uncertain.

Real estate - properties where rent is in arrears for more than three months.
Income due and accrued on investments where collection is not likely has been excluded from net investment income. For the years ended December 31, 2024, 2023, and 2022, the amounts excluded from investment income were $1.1 million, $0.9 million, and $0.1 million, respectively.

The following table provides the gross, nonadmitted and admitted amounts for interest income due and accrued (in thousands):

Interest Income Due and Accrued	Amount
1. Gross	$570,830
2. Nonadmitted	$1,057
3. Admitted	$569,773

At December 31, 2024 and 2023, the Company had $363 thousand and $31 thousand, respectively in aggregate deferred interest.

At December 31, 2024, 2023, and 2022, the Company had $17.4 million, $10.0 million, and $2.8 million cumulative amounts of paid-in-kind interest, respectively.
Furniture and Equipment
Furniture and equipment are carried at cost less accumulated depreciation, which is charged to operations on a straight-line basis over the estimated useful lives of the related assets. Furniture and EDP equipment and software are depreciated over three to seven years. Furniture and equipment, except for certain EDP equipment and software reported in other admitted assets, is non-admitted. Depreciation expense on admitted assets totaled $1.2 million, $0.2 million, and $0.5 million for 2024, 2023, and 2022, respectively, while depreciation expense on non-admitted assets totaled $14.7 million, $14.4 million, and $15.4 million in 2024, 2023, and 2022, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Federal Income Taxes
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense is based on financial reporting income or loss adjusted for certain differences, which are the result of dissimilar financial reporting and tax basis accounting methods, and the corporate alternative minimum tax. A net DTA, for the tax effect of timing differences between financial reporting and the tax basis of assets and liabilities, is allowed to be reported as an admitted asset only to the extent that it is realizable within three years up to 15% of capital and surplus (adjusted to exclude any net DTAs, EDP equipment and operating system software and any net positive goodwill), with the change in net deferred tax asset or liability being recorded directly to surplus. See Note 8 - Federal Income Taxes, for additional information on these accounting policies.

Non-admitted Assets
Certain assets designated as "non-admitted assets" (principally net deferred tax assets not realizable within three years, agents' debit balances, furniture, equipment, computer software, prepaid expenses, certain other receivables, and investments in certain common stocks and limited liability corporations) have been excluded from the statutory statements of admitted assets, liabilities, capital and surplus by a direct charge to surplus.

Separate Account Assets and Liabilities
The assets and liabilities associated with variable life and annuity contracts, which aggregated $212.0 billion and $203.6 billion at December 31, 2024 and 2023, respectively, are segregated in insulated separate accounts. The Company receives fees for assuming mortality and certain expense risks and for providing guaranteed benefits under the variable annuity contracts. These fees are recorded as earned.

The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the non-guaranteed, insulated Jackson National Separate Account – II and aggregated $208.3 million and $198.1 million at December 31, 2024 and 2023, respectively.

The assets and liabilities associated with RILA are allocated to a non-insulated separate account and aggregated $9.4 billion and $4.7 billion at December 31, 2024 and 2023, respectively.

Value of Business Acquired
The VOBA relates to the acquisition of Reassure America Life Insurance Company (“REALIC”) in 2012. In 2022, the Company recorded amortization expense of $32.8 million resulting in the complete amortization of the VOBA. As a result, the Company did not record amortization expense in 2024 and 2023.

Subsequent Events
The Company has evaluated events through March 21, 2025, which is the date the financial statements were available to be issued.

Note 3 - Fair Value of Financial Instruments

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities are required to be classified into one of the following categories:

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include government securities and exchange traded equity securities and derivative instruments.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are priced using observable inputs and freestanding derivative instruments that are priced using models with observable market inputs are included in Level 2.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 includes limited partnership interests and less liquid securities such as certain highly structured or lower quality asset-backed securities. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine the fair values of the financial instruments.

Bonds and Equity Securities
The fair values for bonds and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding and are classified as Level 3.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2024 and 2023, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 due to their use of market observable inputs.

At December 31, 2024 and 2023, bonds valued internally, including matrix-priced securities, had a book/adjusted carrying value of $5.5 billion and $6.6 billion, respectively, and an estimated fair value of $5.0 billion and $6.0 billion at 2024 and 2023, respectively.

Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent on the underlying property, fair value is the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Mortgage loans held under the funds withheld reinsurance agreement are valued using third-party pricing services, which may use economic inputs, geographical information, and property specific assumptions in deriving the fair value price. The Company reviews the valuations from these pricing providers to ensure they are reasonable. Due to lack of observable inputs, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Derivative Instruments
Fair values for derivatives priced using valuation models incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

Derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, cross currency total return swaps, cross currency forwards, credit default swaps, put swaptions and equity index call and put options, and bond forwards. The derivative valuations are determined by third party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Limited Partnership Interests
Fair values for limited partnership interests, which are included in other invested assets, are generally determined using the proportion of the Company's investment in the value of the net assets of each fund (“NAV equivalent”) as a practical expedient for fair value, and generally, are recorded on a three-month lag. No material adjustments were deemed necessary at December 31, 2024 or 2023.
The Company’s limited partnership interests are not redeemable, and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. In cases when the Company expects to sell the limited partnership interest, the estimated sales price is used to determine the fair value rather than the practical expedient. These limited partnership interests are classified as Level 2 in the fair value hierarchy.

In cases when a limited partnership’s financial statements are unavailable and a NAV equivalent is not available or practical, the fair value may be based on an internally developed model or provided by the general partner as determined using private transactions, information obtained from the primary co-investor or underlying company, or financial metrics provided by the lead sponsor. These investments are classified as Level 3 in the fair value hierarchy.

Separate Account Assets
For the insulated separate account, assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and are categorized as Level 2 assets. For the non-insulated separate account, assets include bonds (refer to fair value discussion above), commercial mortgage loans and cash equivalents.
Annuity Reserves
Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including fixed index annuities, are determined using projected future cash flows discounted at current market interest rates. Fair values for RILA are allocated between the separate and general accounts in accordance with admitted reserves.

Reserves for Guaranteed Investment Contracts
Fair value is based on the present value of future cash flows discounted at current market interest rates.

Payable for Securities Lending
The Company’s payable for securities lending is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans, debt securities, and mortgage loans.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Repurchase Agreements
Carrying value of the Company’s repurchase agreements is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Separate Account Liabilities
For the insulated separate account, separate account liabilities are carried at the fair value of the separate account assets, which are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2. For the non-insulated separate account, fair values for RILA are determined using projected future cash flows discounted at current market interest rates and are allocated between the separate and general accounts in accordance with admitted reserves.

Debt
Carrying value of the short-term borrowings is considered a reasonable estimate for fair value due to their short-term maturity. Fair value of surplus notes is based on the present value of future cash flows discounted at current market interest rates.

Fair Value Measurements at Reporting Date
The following tables provide information about the Company’s financial assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2024
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Bonds:
Corporate	$—	$1,831	$947	$—	$2,778
Residential mortgage-backed securities	—	14	—	—	14
Preferred stock	—	149,141	—	—	149,141
Common stock	127,381	28,566	1,136	—	157,083
Subtotal	127,381	179,552	2,083	—	309,016
Limited partnership interests	—	—	10,147	2,212,228	2,222,375
Other invested assets	—	—	30,473	—	30,473
Derivatives	—	(63,384)	—	—	(63,384)
Separate account assets	—	212,215,798	—	—	212,215,798
Total assets at fair value	$127,381	$212,331,966	$42,703	$2,212,228	$214,714,278

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2023
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Bonds:
Corporate	$—	$2,036	$947	$—	$2,983
Residential mortgage-backed securities	—	15	—	—	15
Other asset-backed securities	—	1,306	—	—	1,306
Preferred stock	—	172,812	—	—	172,812
Common stock	290,064	93,094	1,129	—	384,287
Subtotal	290,064	269,263	2,076	—	561,403
Limited partnership interests	—	—	7,278	1,939,235	1,946,513
Other invested assets	—	—	8,398	—	8,398
Derivatives	—	84,816	—	—	84,816
Separate account assets	—	203,784,653	—	—	203,784,653
Total assets at fair value	$290,064	$204,138,732	$17,752	$1,939,235	$206,385,783

Liabilities at fair value:
Derivatives	$—	$904,691	$—	$—	$904,691
Total liabilities at fair value	$—	$904,691	$—	$—	$904,691
During 2023, management determined that the fair value measurements for certain bonds and other invested assets, primarily comprised of asset-backed and other debt securities included in funds withheld accounts, which were classified as Level 2 measurements within the fair value hierarchy in prior reporting periods, should be classified as Level 3 fair value measurements. The fair value of these securities is primarily obtained from external sources which may use unobservable inputs, proprietary inputs and models, or inputs or values that cannot be corroborated by market transactions, and should be classified as externally priced Level 3 fair value measurements. In 2023, securities totaling $1,345.0 million were reclassified as Level 3, which is disclosed in the Aggregate Fair Value of the Company’s Financial Instruments table. Included in this amount is $24.9 million of assets carried at fair value, which is included in the Fair Value Measurements table and disclosed as “transfers in Level 3” on the Changes in Level 3 Assets Measured at Fair Value table. The change in classification did not change the fair value of these securities and did not impact the Statutory Financial Statements.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Changes in Level 3 Assets Measured at Fair Value
The following tables summarize the changes in assets measured at fair value classified in Level 3 (in thousands). Gains and losses reported in these tables may include changes in fair value that are attributable to both observable and unobservable inputs.

				Total gains		Purchases,
	Balance			and (losses)	Total gains	issuances,	Balance
	as of	Transfers	Transfers	included in	and (losses)	sales	as of
	January 1,	in	out	net	included in	and	December 31,
	2024	Level 3	Level 3	income	surplus	settlements	2024
Assets
Corporate bonds	$947	$—	$—	$—	$—	$—	$947
Common stock	1,129	—	—	—	7	—	1,136
Limited partnerships	7,278	—	—	—	2,869	—	10,147
Other invested assets	8,398	24,554	(8,398)	—	(2,768)	8,687	30,473

				Total gains		Purchases,
	Balance			and (losses)	Total gains	issuances,	Balance
	as of	Transfers	Transfers	included in	and (losses)	sales	as of
	January 1,	in	out	net	included in	and	December 31,
	2023	Level 3	Level 3	income	surplus	settlements	2023
Assets
Corporate bonds	$—	$947	$—	$—	$—	$—	$947
Common stock	953	—	(2)	—	178	—	1,129
Limited partnerships	14,375	—	(8,455)	—	1,358	—	7,278
Other invested assets	—	24,915	(16,197)	—	514	(834)	8,398

The components of the amounts included in purchases, sales, issuances and settlements shown above are as follows (in thousands):

	December 31, 2024
	Purchases	Sales	Issuances	Settlements	Total
Assets
Other invested assets	$10,334	$(1,647)	$—	$—	$8,687
Total	$10,334	$(1,647)	$—	$—	$8,687

	December 31, 2023
Assets
Other invested assets	$—	$(834)	$—	$—	$(834)
Total	$—	$(834)	$—	$—	$(834)

For both of the years ended December 31, 2024 and 2023, other invested assets with a fair value of nil were transferred into Level 3 related to investments that no longer use NAV as a practical expedient for fair value.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Aggregate Fair Value of the Company’s Financial Instruments
The following tables detail the aggregate fair value of the Company’s financial instruments (in thousands):

December 31, 2024
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$29,057,718	$33,162,492	$2,563,134	$25,657,792	$836,792	$—
Preferred stock	149,258	149,164	—	149,258	—	—
Common stock	157,083	157,083	127,381	28,566	1,136	—
Mortgage loans	8,646,717	9,329,026	—	—	8,646,717	—
Cash and cash equivalents	1,965,198	1,964,737	1,965,198	—	—	—
Short-term investments	53,365	53,347	50,193	—	3,172	—
Policy loans	4,203,690	4,203,690	—	—	4,203,690	—
Derivatives	(63,384)	(63,384)	—	(63,384)	—	—
Limited partnership interests	2,222,375	2,212,228	—	—	10,147	2,212,228
Other invested assets	181,787	234,203	—	151,314	30,473	—
Securities lending assets	12,767	12,767	12,767	—	—	—
Separate account assets	221,505,865	221,589,231	—	221,505,865	—	—
Total assets at fair value	$268,092,439	$273,004,584	$4,718,673	$247,429,411	$13,732,127	$2,212,228

Liabilities at fair value:
Reserves for life insurance and annuities (1)	$16,148,488	$14,295,473	$—	$131,330	$16,017,158	$—
Liability for deposit-type contracts	8,562,670	8,940,589	—	—	8,562,670	—
Payable for securities lending	12,767	12,767	—	12,767	—	—
Funds held under reinsurance treaties with unauthorized reinsurers	3,665,682	3,666,057	—	—	3,665,682	—
Funds held under coinsurance	13,423,703	15,697,595	—	—	13,423,703	—
Separate account liabilities	222,079,702	221,589,231	—	222,079,702	—	—
Repurchase agreements	1,540,396	1,540,396	—	1,540,396	—	—
Borrowed money and interest thereon	752,432	752,432	—	752,432	—	—
Total liabilities at fair value	$266,185,840	$266,494,540	$—	$224,516,627	$41,669,213	$—
(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

December 31, 2023
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$34,250,549	$38,257,780	$3,432,736	$29,624,623	$1,193,190	$—
Preferred stock	172,812	172,812	—	172,812	—	—
Common stock	384,287	384,287	290,064	93,094	1,129	—
Mortgage loans	9,547,811	10,278,312	—	—	9,547,811	—
Cash and cash equivalents	945,915	945,915	945,915	—	—	—
Short-term investments	1,118,835	1,118,412	841,967	276,868	—	—
Policy loans	4,241,716	4,241,716	—	—	4,241,716	—
Derivatives	84,816	84,816	—	84,816	—	—
Limited partnership interests	1,946,513	1,981,198	—	—	7,278	1,939,235
Other invested assets	34,685	32,906	—	—	34,685	—
Securities lending assets	13,050	13,050	13,050	—	—	—
Separate account assets	208,478,267	208,449,179	—	208,478,267	—	—
Total assets at fair value	$261,219,256	$265,960,383	$5,523,732	$238,730,480	$15,025,809	$1,939,235

Liabilities at fair value:
Reserves for life insurance and annuities (1)	$15,890,306	$14,339,825	$—	$73,517	$15,816,789	$—
Liability for deposit-type contracts	8,592,897	9,011,732	—	—	8,592,897	—
Payable for securities lending	13,050	13,050	—	13,050	—	—
Funds held under reinsurance treaties with unauthorized reinsurers	3,625,564	3,628,585	—	—	3,625,564	—
Funds held under coinsurance	16,606,120	18,856,107	—	—	16,606,120	—
Separate account liabilities	208,479,580	208,449,179	—	208,479,580	—	—
Derivatives	904,691	904,691	—	904,691	—	—
Borrowed money and interest thereon	307,618	307,618	—	307,618	—	—
Total liabilities at fair value	$254,419,826	$255,510,787	$—	$209,778,456	$44,641,370	$—

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.
There were no financial instruments for which it was not practicable to estimate fair value.

Note 4 - Investments

Investments are comprised primarily of debt securities and mortgage loans. Debt securities primarily include publicly traded industrial, loan-backed, utility and government bonds. Loan-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive annuity contracts, life insurance products and GICs on which it has committed to pay a declared rate of interest. The Company’s strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

With the Company’s primarily fixed-rate securities portfolio, it is exposed to interest rate risk, which is the risk that interest rates will change and cause a change in the value of its investments. Additionally, changes in interest rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for surrenders in early policy years, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Assets withheld by the Company related to funds withheld coinsurance are included on the balance sheet and within the respective footnotes; however, the economic risk of these assets is borne by the reinsurance company. In addition, the reinsurance company is required to provide additional assets should the value of assets fall below the respective liability values. The following table summarizes the types of assets held under funds withheld coinsurance arrangements (in thousands):

	December 31,
	2024	2023
Government	$670,838	$848,440
Special revenue	68,078	25,373
Industrial and miscellaneous	8,783,258	9,671,764
Residential mortgage-backed	115,224	138,430
Commercial mortgage-backed	288,704	404,806
Other asset-backed	1,402,266	2,801,727
Debt Securities*	11,328,368	13,890,540
Common stocks	186	178
Preferred stocks	125,057	150,870
Equity securities	125,243	151,048
Limited partnerships	763,249	709,494
Other invested assets	172,572	—
Commercial mortgage loans	2,195,170	2,569,815
Residential mortgage loans	888,822	1,012,728
Mortgage loans	3,083,992	3,582,543
Policy loans	3,501,298	3,470,648
Cross currency swaps	17,470	13,288
Cross currency forwards	27,983	1,706
Derivative instruments, net	45,453	14,994
Cash, cash equivalents and short-term	233,717	549,005
Accrued investment income	116,947	147,890
Other assets and liabilities, net	(7,187)	(31,470)
Total funds withheld assets	$19,363,652	$22,484,692

*2024 includes $99.0 million of debt securities which are included in cash, cash equivalents and short-term on the balance sheet to be consistent with the following debt securities table.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Debt Securities, Common and Preferred Stock
Cost or amortized cost, gross unrealized gains and losses, estimated fair value and book/adjusted carrying value of the Company's debt securities and unaffiliated equity investments are as follows (in thousands):

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2024	Cost	Gains	Losses	Value	Value
Governments	$5,919,657	$4,581	$1,098,616	$4,825,622	$5,919,027
Special revenue and special assessment	120,873	507	10,523	110,857	120,873
Industrial and miscellaneous	23,900,086	108,109	2,939,882	21,068,313	23,816,884
Residential mortgage-backed	295,454	25,967	30,205	291,216	294,853
Commercial mortgage-backed	1,326,874	2,013	87,547	1,241,340	1,326,874
Other asset-backed	2,991,972	3,399	183,839	2,811,532	2,974,664
Total debt securities	34,554,916	144,576	4,350,612	30,348,880	34,453,175
Common and preferred stock	328,335	4,828	26,822	306,341	306,247
Total securities	$34,883,251	$149,404	$4,377,434	$30,655,221	$34,759,422

Total debt securities are reported on the balance sheet as:

Bonds					$33,162,492
Cash, cash equivalents and short-term investments					$1,290,683
					$34,453,175

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2023	Cost	Gains	Losses	Value	Value
Governments	$6,493,828	$22,843	$966,706	$5,549,965	$6,493,804
Special revenue and special assessment	133,131	379	9,002	124,508	133,131
Industrial and miscellaneous	26,689,280	190,367	2,857,844	24,021,803	26,647,901
Residential mortgage-backed	357,560	25,959	33,510	350,009	357,340
Commercial mortgage-backed	1,376,755	432	137,822	1,239,365	1,376,755
Other asset-backed	4,382,641	3,017	301,924	4,083,734	4,367,261
Total debt securities	39,433,195	242,997	4,306,808	35,369,384	39,376,192
Common and preferred stock	593,764	2,784	39,449	557,099	557,099
Total securities	$40,026,959	$245,781	$4,346,257	$35,926,483	$39,933,291

Total debt securities are reported on the balance sheet as:

Bonds					$38,257,780
Cash, cash equivalents and short-term investments					$1,118,412
					$39,376,192

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The amount of gross unrealized losses and the associated estimated fair value of debt securities and stocks (excluding wholly-owned subsidiaries) are as follows (in thousands):

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2024	Losses	Value	Losses	Value	Losses	Value
Governments	$14,093	$400,269	$1,084,523	$2,823,437	$1,098,616	$3,223,706
Special revenue	71	8,498	10,452	90,267	10,523	98,765
Industrial and miscellaneous	86,548	2,869,737	2,853,334	15,563,339	2,939,882	18,433,076
Residential mortgage-backed	1,067	66,157	29,138	152,375	30,205	218,532
Commercial mortgage-backed	12,040	154,259	75,507	901,187	87,547	1,055,446
Other asset-backed	5,014	349,691	178,825	1,551,827	183,839	1,901,518
Total debt securities	118,833	3,848,611	4,231,779	21,082,432	4,350,612	24,931,043
Common and preferred stock	750	20,261	26,072	128,283	26,822	148,544
Total temporarily impaired
securities	$119,583	$3,868,872	$4,257,851	$21,210,715	$4,377,434	$25,079,587

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2023	Losses	Value	Losses	Value	Losses	Value
Governments	$61,969	$607,028	$904,737	$3,497,944	$966,706	$4,104,972
Special revenue	10	5,666	8,992	105,429	9,002	111,095
Industrial and miscellaneous	31,120	1,035,398	2,826,724	19,462,684	2,857,844	20,498,082
Residential mortgage-backed	866	38,413	32,644	217,683	33,510	256,096
Commercial mortgage-backed	211	11,593	137,611	1,194,753	137,822	1,206,346
Other asset-backed	26,210	554,923	275,714	3,108,100	301,924	3,663,023
Total debt securities	120,386	2,253,021	4,186,422	27,586,593	4,306,808	29,839,614
Common and preferred stock	9,165	90,897	30,284	123,412	39,449	214,309
Total temporarily impaired
securities	$129,551	$2,343,918	$4,216,706	$27,710,005	$4,346,257	$30,053,923

Debt securities include investments in mortgage-backed securities, which are collateralized by residential mortgage loans (“RMBS”) and are neither explicitly nor implicitly guaranteed by U.S. government agencies. The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2024	Cost	Gains	Losses	Value	Value

Prime	$94,843	$2,199	$13,994	$83,048	$94,554
Alt-A	28,586	18,888	1,754	45,720	28,274
Subprime	3,125	4,440	19	7,546	3,125
Total non-agency RMBS	$126,554	$25,527	$15,767	$136,314	$125,953

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2023	Cost	Gains	Losses	Value	Value

Prime	$148,373	$1,856	$18,131	$132,098	$148,153
Alt-A	37,036	17,914	2,649	52,301	37,036
Subprime	4,692	4,297	114	8,875	4,692
Total non-agency RMBS	$190,101	$24,067	$20,894	$193,274	$189,881

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The Company defines its exposure to non-agency RMBS as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 660 or lower. 75% of the Company’s investments in Alt-A related mortgage-backed securities and 100% of the Company’s investments in subprime related mortgage-backed securities are rated investment grade by the NAIC.

Debt securities also include investments in securities, which are collateralized by commercial mortgage loans (“CMBS”). The carrying value and estimated fair value of the Company’s investment in CMBS are $1.3 billion and $1.2 billion, respectively, at December 31, 2024. Of these investments, 98% are rated investment grade by the NAIC.

Corporate securities include direct investments in below investment grade syndicated bank loans. Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers. As such, investors in these securities that become impaired have historically experienced less severe losses than corporate bonds. At December 31, 2024, the carrying value and estimated fair value of the Company’s direct investments in bank loans are $34.3 million and $32.8 million, respectively.

At December 31, 2024, of the total carrying value for bonds in an unrealized loss position, 98% were investment grade and 2% were below investment grade based on NAIC designation. Unrealized losses on bonds that were below investment grade comprised approximately 1% of the aggregate gross unrealized losses on debt securities.

Corporate bonds in an unrealized loss position were diversified across industries. As of December 31, 2024, the industries comprising the larger proportion of unrealized losses included utilities (18% of corporate bonds gross unrealized losses) and healthcare (12%). The largest unrealized loss related to a single corporate obligor was $60.7 million at December 31, 2024.

The amortized cost, gross unrealized gains and losses, estimated fair value and book/adjusted carrying value of debt securities at December 31, 2024, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or pre-paid with or without early redemption penalties.

					Book/
		Gross	Gross	Estimated	Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
Maturity distribution	Cost	Gains	Losses	Value	Value

Due in 1 year or less	$2,721,975	$1,142	$8,436	$2,714,681	$2,721,596
Due after 1 year through 5 years	6,441,363	23,365	223,877	6,240,851	6,422,135
Due after 5 years through 10 years	7,430,641	38,545	750,315	6,718,871	7,383,971
Due after 10 years through 20 years	7,622,660	49,250	1,392,745	6,279,165	7,606,733
Due after 20 years	5,723,977	895	1,673,648	4,051,224	5,722,349
Residential mortgage-backed	295,454	25,967	30,205	291,216	294,853
Commercial mortgage-backed	1,326,874	2,013	87,547	1,241,340	1,326,874
Other asset-backed	2,991,972	3,399	183,839	2,811,532	2,974,664
Total debt securities	$34,554,916	$144,576	$4,350,612	$30,348,880	$34,453,175

Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Other than as discussed below for certain loan-backed securities, resultant adjustments to carrying values are included in investment income using the retrospective method. Prepayment assumptions for loan-backed securities were obtained from independent providers of broker-dealer estimates.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
With regard to certain loan-backed securities deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The book/adjusted carrying value of securities changing from the retrospective to the prospective methodology in 2024 and 2023 was $77.5 million and $25.6 million, respectively.

Debt securities are classified into six NAIC quality categories. These categories range from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated Classes 1 - 5. Securities in or near default are designated Class 6. Securities designated as Class 3, 4, 5, and 6 are non-investment grade securities. If a designation is not currently available from the NAIC, the Company’s investment advisor provides the designation. At December 31, 2024, the Company’s investment advisor provided the designation for debt securities with carrying values and estimated fair values of $445.7 million and $413.4 million, respectively.

The NAIC approved guidance to adjust the ratings (NAIC 1 through NAIC 6) for CMBS, RMBS and certain asset-backed securities. For CMBS and RMBS, the guidance replaces nationally recognized statistical rating organizations (“NRSRO”) ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from models developed by an independent third party contracted by the NAIC. For certain asset-backed securities, the guidance replaces NRSRO ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from generic models. This method acknowledges that securities which have a lower comparative carrying value would have a lower risk of further loss and, therefore, a higher rating.

The Company's debt securities by NAIC designation are as follows at December 31, 2024 (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
Quality category per	Amortized	Unrealized	Unrealized	Fair	Carrying
NAIC designation	Cost	Gains	Losses	Value	Value

Class 1	$20,801,227	$89,259	$2,716,726	$18,173,760	$20,740,418
Class 2	13,185,450	52,915	1,592,683	11,645,682	13,145,473
Class 3	500,070	1,853	33,834	468,089	500,070
Class 4	50,864	296	3,897	47,263	50,864
Class 5	12,697	65	2,517	10,245	12,697
Class 6	4,608	188	955	3,841	3,653
Total debt securities	$34,554,916	$144,576	$4,350,612	$30,348,880	$34,453,175
The book/adjusted carrying value and fair value of debt securities in default that were anticipated to be income producing when purchased were $1.9 million and $2.1 million at December 31, 2024, respectively, and $3.2 million and $3.4 million at December 31, 2023, respectively. The book/adjusted carrying value and fair value of debt securities in default that were non-income producing for the 12 months preceding December 31, 2024 were $1.3 million and $1.3 million, respectively. There were no debt securities that were non-income producing for the 12 months preceding December 31, 2023.

Debt securities with a book/adjusted carrying value of $101.3 million and $101.4 million at December 31, 2024 and 2023, respectively, were on deposit with regulatory authorities as required by law in various states in which business is conducted.

At December 31, 2024 and 2023, debt securities with a book/adjusted carrying value of $165.9 million and $118.8 million, respectively, were held in trust pursuant to the 100% coinsurance transactions (“retro treaties”) with Swiss Reinsurance Company Ltd (“Swiss Re”) as discussed in Note 7.

At December 31, 2024 and 2023, debt securities with a book/adjusted carrying value of $235.4 million and $278.9 million, respectively, were held pursuant to the Squire Reassurance Company II, Inc. (“Squire Re II”) reinsurance treaty as discussed in Note 7.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
At December 31, 2024 and 2023, debt securities with a book/adjusted carrying value of $1,233.0 million and $1,849.9 million, respectively, were held in trust pursuant to the Jackson New York reinsurance treaty as discussed in Note 7.

At December 31, 2024 and 2023, debt securities with a book/adjusted carrying value of $10,827.9 million and $13,492.8 million, respectively, were held pursuant to the Athene reinsurance treaty as discussed in Note 7.

At December 31, 2024, debt securities with a book/adjusted carrying value of $99.1 million were held pursuant to the Brooke Re reinsurance treaty as discussed in Note 7.

Other-Than-Temporary Impairment
The Company periodically reviews its debt securities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value, and the Company’s intent and ability not to sell a security prior to a recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, an impairment loss is not recorded. If the decline is considered to be other-than-temporary, a realized loss is recorded in the statement of operations. The AVR is also charged for the realized loss, with an offsetting credit to surplus.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., changes in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. At both December 31, 2024 and 2023, assumed default rates for delinquent loans ranged from 10% to 100%. At December 31, 2024 and 2023, assumed loss severities were applied to generate and analyze cash flows of each bond and ranged from 10% to 45% and 10% to 40%, respectively.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources. These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

The Company currently intends to hold securities with unrealized losses not considered other-than-temporary until they mature or for sufficient time to recover the amortized cost. However, if there are changes in the specific facts and circumstances surrounding a security, or the outlook for its industry sector, the Company may sell the security and realize a loss.

In 2024, 2023, and 2022, the company recognized other-than-temporary impairments on loan-backed and structured securities where the Company has either the intent to sell the securities or may be forced to sell the securities prior to a recovery in value as of the statement date of $1.0 million, $8.7 million, and nil, respectively.

In 2024, 2023, and 2022, the Company recognized other-than-temporary impairments of $29.7 million, $11.3 million, and $4.2 million, respectively, related to loan-backed and structured securities. See Note 17 for a table detailing securities with recognized other-than-temporary impairment charges during 2024.

The following table summarizes other-than-temporary impairment charges recorded for the years ended (in thousands):

	2024	2023	2022
Residential mortgage-backed securities:
Prime	$1,183	$1,193	$2,112
Alt-A	1,325	1,194	2,027
Subprime	117	126	23
Industrial and miscellaneous	1,306	53,097	48,139
Governments	—	2,076	6,084
Commercial mortgage backed securities	—	8,773	—
Asset-backed securities	27,116	41	86
Common stock	—	5,006	—
Limited partnership interests	3,228	10,632	11,107
Mortgage loans	13,278	66,000	—
Other	691	—	—
Total other-than-temporary impairment charges	$48,244	$148,138	$69,578

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Realized Gains and Losses on Investments
Net realized gains and losses on investments are as follows (in thousands):

	Years Ended December 31,
	2024	2023	2022
Sales of bonds:
Gross gains	$33,056	$78,348	$81,354
Gross losses	(198,190)	(553,444)	(465,791)
Sales of stocks:
Gross gains	2,068	387	2,868
Gross losses	(9,427)	(28,547)	(73)
Derivative instruments	(1,312,857)	(3,816,256)	(362,518)
Mortgage loans on real estate	(11,486)	(29,238)	(5,130)
Other assets	110,307	493,064	53,977
Other-than-temporary impairment losses	(48,244)	(148,138)	(69,578)
Net realized losses	$(1,434,773)	$(4,003,824)	$(764,891)

Net losses allocated to IMR	$(99,972)	$(1,518,401)	$(360,385)
Net losses allocated to AVR	(380,537)	(2,485,423)	(72,592)
Net losses unallocated	(954,264)	—	(331,914)
Net realized losses	$(1,434,773)	$(4,003,824)	$(764,891)

Net losses allocated to AVR	$(380,537)	$(2,485,423)	$(72,592)
Net losses unallocated	(954,264)	—	(331,914)
Tax benefit	250,732	545,555	69,775
Reported net realized losses	$(1,084,069)	$(1,939,868)	$(334,731)

Proceeds from the sale of bonds totaled $3.7 billion, $5.8 billion, and $8.5 billion in 2024, 2023, and 2022, respectively.

Loan-Backed and Structured Securities
The Company has no significant concentrations as defined in SSAP No. 27, Off-Balance Sheet and Credit Risk Disclosures, arising from its investment in loan-backed securities.

The following table summarizes loan-backed and structured securities in an unrealized loss position as of December 31, 2024 (in thousands):

	Total	<12 Months	12+ Months
Fair value	$3,175,496	$570,107	$2,605,389
Unrealized loss	$301,591	$18,121	$283,470

At December 31, 2024, the carrying value and fair value of all loan-backed and structured securities, regardless of whether the security was in an unrealized loss position, were $4.6 billion and $4.3 billion, respectively.

Mortgage Loans on Real Estate
At December 31, 2024, commercial mortgage loans were collateralized by properties located in 36 states, the District of Columbia, and Europe. The minimum and maximum lending rates for loans issued in 2024 were 5.4% and 9.1%. The maximum percentage of any one loan to the value of the security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 79.7%.

At December 31, 2024, residential mortgage loans were collateralized by properties located in 49 states, the District of Columbia, Europe, and Mexico. The minimum and maximum lending rates for loans issued in 2024 were 5.6% and 10.2%. The maximum percentage of any one loan to the value of the security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 359.8%.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The age analysis of mortgage loans and identification of the mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement are as follows (in millions):

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
2024
1. Recorded investment (All)
(a) Current	$—	$60	$736	$—	$8,118	$156	$9,070
(b) 30-59 days past due	—	16	111	—	—	—	128
(c) 60-89 days past due	—	8	19	—	—	—	27
(d) 90-179 days past due	—	12	20	—	—	—	32
(e) 180+ days past due	—	12	61	—	—	—	73
2. Accruing interest 90-179
days past due
(a) Recorded investment	$—	$12	$—	$—	$—	$—	$12
(b) Interest accrued	—	—	—	—	—	—	—
3. Accruing interest 180+
days past due
(a) Recorded investment	$—	$12	$—	$—	$—	$—	$12
(b) Interest accrued	—	1	—	—	—	—	1
4. Interest reduced
(a) Recorded investment	$—	$—	$81	$—	$—	$—	$81
(b) Number of loans	—	—	452	—	—	—	452
(c) Percent reduced	—%	—%	100%	—%	—%	—%	—%
5. Participant or Co-lender in a
Mortgage Loan Agreement
(a) Recorded investment	$—	$108	$781	$—	$554	$84	$1,526

2023
1. Recorded investment (All)
(a) Current	$—	$72	$654	$—	$8,410	$860	$9,996
(b) 30-59 days past due	—	18	123	—	—	3	144
(c) 60-89 days past due	—	11	34	—	—	1	46
(d) 90-179 days past due	—	12	30	—	—	1	43
(e) 180+ days past due	—	15	32	—	—	1	48
2. Accruing interest 90-179
days past due
(a) Recorded investment	$—	$12	$—	$—	$—	$—	$12
(b) Interest accrued	—	—	—	—	—	—	—
3. Accruing interest 180+
days past due
(a) Recorded investment	$—	$15	$—	$—	$—	$—	$15
(b) Interest accrued	—	1	—	—	—	—	1
4. Interest reduced
(a) Recorded investment	$—	$—	$62	$—	$—	$3	$65
(b) Number of loans	—	—	349	—	—	18	367
(c) Percent reduced	—%	—%	100%	—%	—%	100%	—%
5. Participant or Co-lender in a
Mortgage Loan Agreement
(a) Recorded investment	$—	$128	$873	$—	$644	$240	$1,886

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The allowance for loan losses is as follows (in thousands):

	2024	2023
Balance at beginning of period	$14,809	$31
Additions charged to operations	10,674	80,809
Direct write-downs charged against the allowances	8,409	66,000
Recoveries of amounts previously charged off	14,569	31
Balance at end of period	$2,505	$14,809
As of December 31, 2024 and 2023, the Company's mortgage loan portfolio, exclusive of loans with a government guarantee or insurance, had $53.7 million and $45.9 million, respectively, of loans greater than 90 days past due and $27.8 million and $20.1 million, respectively, of loans in the process of foreclosure that were not accruing interest. Interest deemed uncollectible and written off totaled $1.2 million, $2.0 million, and $256 thousand in 2024, 2023, and 2022, respectively. Included in real estate are $13.5 million and $5.5 million of foreclosed properties as of December 31, 2024 and 2023, respectively. The remaining balance of the 2024 and 2023 mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

Under Jackson's policy for monitoring mortgage loans, all impaired mortgage loans are closely evaluated subsequent to impairment.

Impaired loans are as follows (in thousands):

December 31, 2024	Recorded Investment	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
Impaired loans with a valuation allowance
Commercial	$—	$—	$11,352	$—
Residential (All Other)	9,987	2,505	7,998	308
Total	$9,987	$2,505	$19,350	$308

Impaired loans without a valuation allowance
Commercial	$23,655	$—	$32,684	$1,309
Residential (Insured)	2,198	—	3,126	83
Residential (All Other)	17,836	—	20,521	173
Total	$43,689	$—	$56,331	$1,565

Commercial	$23,655	$—	$44,036	$1,309
Residential (Insured)	2,198	—	3,126	83
Residential (All Other)	27,823	2,505	28,519	481
Total	$53,676	$2,505	$75,681	$1,873

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

December 31, 2023	Recorded Investment	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
Impaired loans with a valuation allowance
Commercial	$2,600	$13,877	$3,302	$636
Residential (Insured)	—	—	—	—
Residential (All Other)	4,676	932	3,683	167
Total	$7,276	$14,809	$6,985	$803

Impaired loans without a valuation allowance
Commercial	$—	$—	$—	$—
Residential (Insured)	5,538	—	8,249	526
Residential (All Other)	15,387	—	7,567	363
Total	$20,925	$—	$15,816	$889

Commercial	$2,600	$13,877	$3,302	$636
Residential (Insured)	5,538	—	8,249	526
Residential (All Other)	20,063	932	11,250	530
Total	$28,201	$14,809	$22,801	$1,692

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The following tables provide information about the credit quality of mortgage loans (in thousands):

	December 31, 2024
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,347,818	$—	$—	$—	$2,347,818
Hotel	789,083	—	—	—	789,083
Office	1,237,207	40,925	—	—	1,278,132
Retail	1,541,810	—	—	—	1,541,810
Warehouse	1,821,248	—	—	—	1,821,248
Other	496,446	—	—	—	496,446
Total commercial mortgage loans	$8,233,612	$40,925	$—	$—	$8,274,537
Residential (3)	953,460	—	71,008	30,021	1,054,489
Total	$9,187,072	$40,925	$71,008	$30,021	$9,329,026

	December 31, 2023
	In Good Standing (2)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,157,475	$—	$—	$—	$3,157,475
Hotel	864,672	—	—	—	864,672
Office	1,451,778	17,770	—	—	1,469,548
Retail	1,925,162	—	—	—	1,925,162
Warehouse	1,848,726	—	—	—	1,848,726
Total commercial mortgage loans	$9,247,813	$17,770	$—	$—	$9,265,583
Residential (4)	919,521	—	67,607	25,601	1,012,729
Total	$10,167,334	$17,770	$67,607	$25,601	$10,278,312

(1) Includes mortgage loans which the Company is a participant or co-lender of $123.5 million, $129.1 million, $233.5 million, nil, $127.9 million, 23.5 million and $888.8 million in the categories of apartment, hotel, office, retail, warehouse, other and residential, respectively. Also includes mezzanine and bridge loans of $237.3 million, $26.7 million, $166.6 million, $27.9 million, $203.6 million and 23.5 million in the categories of apartment, hotel, office, retail, warehouse and other, respectively.

(2) Includes mortgage loans which the Company is a participant or co-lender of $263.6 million, $127.2 million, $239.6 million, $96.6 million, $146.0 million, and $1,012.6 million in the categories of apartment, hotel, office, retail, warehouse, and residential, respectively. Also includes mezzanine and bridge loans of $396.5 million, $21.6 million, $176.3 million, $28.3 million, and $244.6 million in the categories of apartment, hotel, office, retail, and warehouse, respectively.

(3) Includes $18.4 million of loans purchased when the loans were greater than 90 days delinquent and are supported with insurance or other guarantees provided by various governmental programs, and $2.2 million of loans in process of foreclosure.

(4) Includes $21.7 million of loans purchased when the loans were greater than 90 days delinquent and are supported with insurance or other guarantees provided by various governmental programs, and $5.5 million of loans in process of foreclosure.

During 2024 and 2023, there were two mortgage loans for $40.9 million and nil, respectively, involved in troubled debt restructuring.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Limited Partnership and Limited Liability Interests
The unaffiliated limited partnerships and limited liability companies in which the Company has an interest primarily invest in securities. Income recognized by the Company on all limited partnerships and limited liability companies was $731.4 million, $690.3 million, and $747.2 million in 2024, 2023, and 2022, respectively, including $651.5 million, $607.0 million, and $636.0 million, respectively, of dividends and membership distributions from subsidiaries. In 2024 and 2023, $100.9 million and $(380.6) million, respectively, of net unrealized gains (losses) were credited directly to surplus. In 2024, 2023, and 2022, the realized gain on partnership sales were $2.2 million, $383.4 million, and $29.5 million, respectively, including nil, $292.4 million and $25.0 million, respectively, of realized gains on sales to affiliates. The Company recognized impairment writedowns of $3.2 million, $10.6 million, and $11.1 million on limited partnerships and limited liability companies during 2024, 2023, and 2022, respectively.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. At 2024 and 2023, the estimated fair value of loaned securities was $12.3 million and $12.6 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of the counterparties is monitored on a regular basis. At 2024 and 2023, unrestricted cash collateral received in the amount of $12.8 million and $13.0 million, respectively, was included in other invested assets of the Company. In 2024 and 2023, an offsetting liability for the overnight and continuous loan of $12.8 million and $13.0 million, respectively, is included in payable for securities lending in the accompanying statutory statements of admitted assets, liabilities, capital and surplus.

Restricted Assets
At December 31, 2024, the Company has the following assets pledged to others as collateral or otherwise restricted (in thousands):

	Gross Restricted				Percentage
Restricted Asset Category	Total General Account	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Repurchase agreements	$3,374,085	$—	$3,374,085	$3,374,085	1.19%	1.20%
FHLB capital stock	127,369	108,018	19,351	127,369	0.05%	0.05%
On deposit with state	101,265	101,388	(123)	101,265	0.04%	0.04%
Pledged as collateral to FHLB	4,316,724	3,525,096	791,628	4,316,724	1.53%	1.53%
Pledged as collateral for cleared and OTC derivatives	1,194,669	4,013,879	(2,819,210)	1,194,669	0.42%	0.42%
Securities loaned for securities lending agreements	12,685	13,030	(345)	12,685	0.00%	0.00%
Total restricted assets	$9,126,797	$7,761,411	$1,365,386	$9,126,797	3.23%	3.24%

5GI Securities
The assignment of a 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. At December 31, 2024 and 2023, the Company had no debt securities with a 5GI designation.

Note 5 – Derivative Instruments

The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures, forwards and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows, which the Company has acquired or incurred.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Derivative instruments are held primarily for hedging purposes. Derivative instruments afforded hedge accounting treatment are stated at either amortized cost or fair value and are accounted for in a manner consistent with the hedged items. Derivative instruments not afforded hedge accounting treatment are stated at fair value. Hedge accounting practices are supported by cash flow matching, duration matching and/or scenario testing.

Fair values for derivative instruments are based on quoted market prices, estimates received from independent pricing services, or valuation pricing models, and generally reflect the estimated amounts that the Company would receive or pay upon sale or termination of the contracts as of the reporting date.

Cash requirements for derivative instrument activities are limited to settlements, payment commitments on swaps, margin requirements on exchange-traded and cleared derivatives, and collateral posting requirements in accordance with derivatives’ counterparty agreements.

The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of non-performance by counterparties; however, it does not anticipate non-performance. There were no charges incurred related to derivative counterparty non-performance during 2024, 2023, and 2022.

All of the Company’s significant over-the-counter financial derivative counterparty master agreements contain netting provisions allowing for the offset of contractual payments either due from or due to counterparties. To the extent that the net market value of aggregate contracts with individual counterparties exceeds established threshold amounts, collateral posting in favor of the exposed party is required. Collateral must be high quality liquid securities or cash as directed by the agreements.

All of these master agreements also contain downgrade triggers that allow the party potentially harmed by the downgrade to, at its option, cause the related transactions to be unwound at market value or to be assigned to a different counterparty. All of these triggers are set in the BBB range and refer to Jackson’s claims paying rating and the counterparties' senior debt rating. The intent of the triggers is to provide for a more orderly unwind of positions than might otherwise take place in the event of a bankruptcy. During 2024 and 2023, no counterparties triggered an event.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding, without an exchange of the underlying notional amount.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties (“linked put-swaptions”). Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts.

Put-swaption contracts and written put-swaption contracts are included in the related assets and liabilities for derivatives at fair value. Changes in fair value are recorded as unrealized capital gains or losses.

Equity index futures contracts, total return swaps and equity index options (including various call and put options, interest rate-contingent options, currency-contingent options, and put spreads) are used to hedge the Company’s overall net exposure to equities. Interest rate futures contracts and bond forward contracts are used to hedge movements in interest rates. Equity index options (including various call and put options), total return swaps and bond forwards are recorded in derivatives at fair value with changes in fair value recorded as unrealized capital gains or losses. Futures contracts are executed on regulated exchanges through brokers. Variation margin is recorded in cash and short-term investments, with changes in variation margin recorded as unrealized capital gains or losses.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Cross-currency total return swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency total return swaps serve to hedge foreign currency exchange risk embedded in the funding agreements. Cross-currency total return swaps are carried at fair value. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Amounts paid or received are netted with amounts paid or received on the hedged foreign currency denominated trust agreements supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in unrealized foreign exchange capital gains and losses and realized capital gains and losses.

Cross-currency swaps are over-the-counter agreements to exchange interest and principal payments denominated in different currencies. Cross-currency forwards are over-the-counter agreements to exchange payments denominated in different currencies. Cross-currency swaps and cross-currency forwards are entered into for the purpose of hedging the foreign currency exposure on certain debt securities and mortgage loans held in the investment portfolio. Cross-currency swaps are carried at fair value.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value and included in derivatives. Changes in fair value are recorded as unrealized capital gains or losses. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

The fair value of derivatives reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

A summary of the aggregate contractual or notional amounts, carrying values and fair values for derivative instruments outstanding is as follows (in thousands):

	December 31, 2024
		Assets		Liabilities
	Contractual/					Net
	Notional	Carrying	Fair	Carrying	Fair	Fair
	Amount	Value	Value	Value	Value	Value
Cross-currency swaps	$845,201	$74,514	$74,514	$—	$—	$74,514
Cross-currency total return swaps	1,037,318	(86,842)	(86,842)	—	—	(86,842)
Equity index put options	10,000,000	77,070	77,070	—	—	77,070
Equity futures	30,489,730	—	—	—	—	—
Interest rate futures	21,246,980	—	—	—	—	—
Cross-currency forwards	1,017,088	27,983	27,983	—	—	27,983
Bond forwards	609,131	(20,546)	(20,546)	—	—	(20,546)
Total return swaps	2,064,603	38,606	38,606	—	—	38,606
Interest rate swaps	5,978,135	(174,169)	(174,169)	—	—	(174,169)
Total	$73,288,186	$(63,384)	$(63,384)	$—	$—	$(63,384)

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2023
		Assets		Liabilities
	Contractual/					Net
	Notional	Carrying	Fair	Carrying	Fair	Fair
	Amount	Value	Value	Value	Value	Value
Cross-currency swaps	$785,914	$38,577	$38,577	$—	$—	$38,577
Cross-currency total return swaps	1,037,318	(18,317)	(18,317)	—	—	(18,317)
Equity index put options	26,000,000	58,705	58,705	—	—	58,705
Put-swaptions	23,500,000	152,680	152,680	904,691	904,691	(752,011)
Equity futures	23,377,218	—	—	—	—	—
Interest rate futures	33,043,167	—	—	—	—	—
Forwards	1,410,194	1,707	1,707	—	—	1,707
Total return swaps	1,598,595	(21,947)	(21,947)	—	—	(21,947)
Interest rate swaps	6,228,135	(126,589)	(126,589)	—	—	(126,589)
Total	$116,980,541	$84,816	$84,816	$904,691	$904,691	$(819,875)

All of Jackson’s master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2024 and 2023, the fair value of Jackson’s net derivative assets by counterparty was $203.1 million and $116.8 million, respectively, and held collateral was $252.2 million and $840.5 million, respectively, related to these agreements. At December 31, 2024 and 2023, the fair value of Jackson’s net derivative liabilities by counterparty was $266.5 million and $936.7 million, respectively, and provided collateral was $301.7 million and $896.8 million, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2024 or 2023, in aggregate, Jackson would have had to disburse $49.1 million and $763.6 million, respectively, and would have been allowed to claim $35.2 million and nil, respectively.

Note 6 - Investment Income

The sources of net investment income by major category are as follows (in thousands):

	Years Ended December 31,
	2024	2023	2022
Debt securities	$1,389,248	$1,685,186	$1,696,734
Derivative instruments	87,852	(338,037)	15,787
Limited partnership and limited liability company interests	731,365	690,271	747,189
Mortgage loans	484,408	544,686	528,122
Policy loans	394,942	389,979	381,221
Other investment income	230,919	137,191	105,655
Total investment income	3,318,734	3,109,276	3,474,708
Less investment expenses	211,532	206,086	185,516
Less interest expenses	121,776	48,643	29,283
Net investment income	$2,985,426	$2,854,547	$3,259,909
During 2024, the Company sold, redeemed, or otherwise disposed of 31 securities due to the exercise of a callable or tender offer feature, generating investment expense of $1.4 million as a result of the associated prepayment penalty and/or acceleration fee. During 2023, the Company sold, redeemed, or otherwise disposed of 13 securities due to the exercise of a callable or tender offer feature, generating investment income of $2.0 million as a result of the associated prepayment penalty and/or acceleration fee. During 2022, the Company sold, redeemed, or otherwise disposed of 28 securities due to the exercise of a callable or tender offer feature, generating investment income of $12.1 million as a result of the associated prepayment penalty and/or acceleration fee.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Note 7 - Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance or modified coinsurance basis. The Company regularly monitors the financial strength rating of its reinsurers.

Effective January 1, 2024, Jackson entered into a 100% coinsurance funds withheld reinsurance transaction with Brooke Life Reinsurance Company ("Brooke Re"), a Michigan captive insurer regulated by the Michigan Department of Insurance and Financial Services created in the first quarter of 2024 for the express purpose of serving as the counterparty to the reinsurance transaction. The transaction provides for the cession from Jackson to Brooke Re of liabilities associated with certain guaranteed benefits under our variable annuity contracts and similar products of Jackson, both in-force on the effective date of the reinsurance agreement and written in the future (i.e., on a “flow” basis) as well as related future fees, claims and other benefits, and maintenance expenses in exchange for a ceding commission for the in-force business. Brooke Re paid a ceding commission of $1.2 billion to Jackson in connection with the execution of the reinsurance transaction, which was reported direct to surplus and will be amortized into income over the life of the business. Jackson retains the variable annuity base contract, the annuity contract administration of the ceded business, and responsibility for investment management of the assets in the funds withheld account supporting the ceded liabilities. The transaction mitigates the impact of the cash surrender value floor on Jackson’s total adjusted capital, statutory required capital, and risk-based capital ratio, and enables more efficient economic hedging of the underlying risks of Jackson’s business. This outcome serves the interests of policyholders by protecting statutory capital through diminished non-economic hedging and related costs. Overall, this transaction allows us to optimize our hedging, stabilize capital generation, and produce more predictable financial results going forward.

As part of the funds withheld coinsurance agreement, Jackson administers the hedging program to manage the economic risks of the ceded liabilities. Jackson enters into any hedges as principal and makes any payments to counterparties, including any required hedge collateral, from its own accounts. As principal, Jackson reflects the hedging instruments and associated activity, including realized and unrealized gains (losses), in its financial statements with a corresponding reinsurance receivable or payable consistent with the impacts to its pre-tax income and other changes to capital and surplus resulting from the underlying hedging activity. Jackson’s pre-tax income and capital and surplus are not impacted by the hedging performed on behalf of Brooke Re under the funds withheld coinsurance agreement.

The funds withheld coinsurance agreement includes settlement provisions for net hedge results between Jackson and Brooke Re over a twelve quarter period with the first quarterly net hedge result amount being allocated to the current quarterly settlement period and each of the remaining eleven quarterly net hedge result amounts being deferred and allocated to subsequent quarterly settlement periods. The deferred amount is reported in amounts due from reinsurers.

The reserve credit reflected in Jackson’s financial statements related to this transaction with Brooke Re as of December 31, 2024 is $133.0 million.

Effective December 31, 2024, Jackson entered into a quota-share coinsurance agreement with New Reinsurance Company, a Switzerland-domiciled subsidiary of Munich Re, to reinsure liabilities related to certain in-force deferred fixed annuity contracts. The quota-share percentage is defined based upon the guaranteed term of the policy. Per the agreement, Jackson received a $43.9 million ceding commission, which was reported direct to surplus and will be amortized into income as earnings emerge. At December 31, 2024, the reserve credit-related to this transaction with New Reinsurance Company was $43.9 million.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Effective December 31, 2024, the Company amended its reinsurance agreement with Jackson New York. Prior to the amendment, the agreement ceded 90% of the total contract risk associated with the variable annuities issued by Jackson New York to Jackson on a coinsurance basis (modified coinsurance for separate account liabilities). As a result of the amendment, the Company will also assume 90% of the total RILA contract risk on a coinsurance basis (modified coinsurance for separate account liabilities) for better alignment with risk mitigation strategies employed at the parent company level. This treaty covers all existing and future variable annuity and RILA contracts issued by Jackson New York. Premiums assumed from Jackson New York were $821.2 million, $716.1 million, and $980.1 million in 2024, 2023, and 2022, respectively. At December 31, 2024 and 2023, the liability for the reserves assumed from Jackson New York totaled $1,151.3 million and $1,250.6 million, respectively.

The Company entered into a funds withheld coinsurance agreement with Athene Life Re Ltd. effective June 1, 2020 to reinsure on a 100% quota share basis, a block of Jackson's in-force fixed and fixed index annuity product liabilities in exchange for a $1,196.3 million ceding commission. The $981.5 million ceding commission, net of tax, was reported direct to surplus and will be amortized into income over the life of the business. In addition, $59.6 million of the IMR reserve was released from the IMR reserve and transferred to Athene under the reinsurance arrangement.

Pursuant to the Athene reinsurance agreement, the Company holds certain assets, primarily debt securities and mortgage loans, as collateral. This collateral is reported as funds held under coinsurance on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

To further support its obligations under the reinsurance agreements, Athene procured letters of credit for Jackson’s benefit and established a trust account for Jackson’s benefit, which had a book value of approximately $85.5 million and $82.6 million as of December 31, 2024 and 2023, respectively.

On May 29, 2019, the Michigan Department of Insurance and Financial Services revoked the status of an accredited reinsurer in Michigan. In July 2023, the reinsurer was ordered into liquidation. During the fourth quarter of 2023, the liability for reinsurance in authorized companies was recognized as a loss, with no impact to capital and surplus.

The Company has agreements with John Hancock Life Insurance Company ("John Hancock") and John Hancock Life Insurance Company of New York (“John Hancock New York”) to reinsure Group Payout Annuities. On December 31, 2024 and 2023, the Company included $216.1 million and $230.1 million, respectively, of miscellaneous group annuity reserves initially established by John Hancock and John Hancock New York. The additional reserves are in excess of those required under minimum statutory standards.

In 2016, the Company executed a reserve financing transaction with Squire Re II, a captive reinsurance entity domiciled in Michigan. At December 31, 2024 and 2023, the Company ceded $350.1 million, $376.5 million, respectively, of level premium term reserves under a funds withheld 100% coinsurance treaty. The Company holds certain assets, primarily debt securities, as collateral. This collateral is reported as funds held under coinsurance on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income and with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

The Company has three retro treaties with Swiss Reinsurance Company Ltd. ("Swiss Re"). Pursuant to these retro treaties, the Company ceded to Swiss Re on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business. These blocks of business include disability income and accident and health business, a mix of life and annuity insurance business, and corporate owned life insurance business.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and debt securities, as collateral. This collateral is reported as funds held under reinsurance treaties with unauthorized reinsurers on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

At December 31, 2024 and 2023, assets of $1,092.2 million and $1,216.2 million, respectively, were held in trust pursuant to the 100% coinsurance transactions with Swiss Re.

As the previously mentioned reinsurance transactions resulted in gains and were comprised of contracts inforce at the date of the transaction, the net, after tax, impact of the transactions was excluded from net income and recorded directly to surplus, and will be amortized into income as earnings emerge from the business reinsured.

The effect of reinsurance on premiums and benefits was as follows (in thousands):

	Years Ended December 31,
	2024	2023	2022
Direct premiums and annuity considerations	$17,076,545	$12,645,332	$15,406,040
Reinsurance assumed	914,030	819,805	1,096,807
Reinsurance ceded	(394,821)	(237,559)	(298,198)
Total premiums and annuity considerations	$17,595,754	$13,227,578	$16,204,649

Direct benefits to policyholders and beneficiaries	$31,615,274	$22,002,447	$18,487,705
Reinsurance assumed	1,129,639	1,082,026	1,173,141
Reinsurance ceded	1,474,085	1,249,948	1,553,035
Total benefits to policyholders and beneficiaries	$34,218,998	$24,334,421	$21,213,881

Fee income is stated net of reinsurance ceded to Brooke Re. During 2024, fee income ceded to Brooke Re was $2.9 billion.

Policy reserves and liabilities are stated net of reinsurance ceded to other companies. At December 31, 2024 and 2023, reserves ceded were $21.1 billion and $24.4 billion, respectively, which included reserves ceded to Brooke Life of $22.8 million and $24.0 million, respectively, reserves ceded to Squire Re II of $350.1 million and $376.5 million, respectively, and reserves ceded to Brooke Re of $133.0 and nil, respectively.
Note 8 - Federal Income Taxes

The Company is subject to federal income taxation as a life insurance company and files a consolidated federal income tax return with Brooke Life, Jackson New York, Brooke Re, and Squire Re II. The Company has entered into written tax sharing agreements that are based on separate return calculations with benefits for credits and losses. The Company's portion of any Corporate Alternative Minimum Tax (“CAMT”) incurred or the benefit from CAMT credits is based on its share of the impact of CAMT for the consolidated group.

The Company is no longer subject to U.S. federal tax examinations by tax authorities for years prior to 2019. Tax years from 2019 to 2024 remain open under the statute of limitations. The 2019 to 2023 Brooke Life consolidated life insurance federal income tax returns are under examination by the Internal Revenue Service. The Company does not anticipate any material changes from the audit of these tax years.

On September 12, 2024, the U.S. Treasury Department and the Internal Revenue Service released proposed regulations addressing the application of the CAMT that was enacted as part of the Inflation Reduction Act of 2022 (“IRA”). On December 23, 2024, the U.S. Treasury Department and the Internal Revenue Service released technical corrections to those proposed regulations. The proposed regulations reflecting the technical corrections are generally applicable to tax years ending after September 12, 2024, and are consistent with many of the provisions provided in prior CAMT guidance.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
In 2024, the Company did not elect to early adopt the proposed regulations for the 2023 tax returns and relied on reasonable interpretations of previously published guidance resulting in a reduction of $163.0 million to the estimated CAMT liability and the related CAMT deferred tax asset previously recorded as of December 31, 2023. The Company recorded nil at December 31, 2024 of estimated CAMT liability and the related CAMT deferred tax asset for the 2024 tax year based on carryover impacts from the 2023 tax return and consideration of the applicability of the proposed regulations. The U.S. Treasury Department is expected to issue Final Regulations after the year ended December 31, 2024, which may materially change the estimated provision of the CAMT. The financial statements include the CAMT current tax impact of ($163.0) million and $163.0 million for the year ended December 31, 2024 and 2023, respectively. The CAMT had an impact of ($187.4) million and $187.4 million, on net capital and surplus for December 31, 2024 and 2023, respectively.

Net Deferred Tax Asset
The components of the net DTA at December 31 are as follows (in thousands):

	December 31, 2024			December 31, 2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Total gross DTA	$2,219,287	$110,134	$2,329,421	$2,553,775	$62,035	$2,615,810	$(334,488)	$48,099	$(286,389)
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTA	2,219,287	110,134	2,329,421	2,553,775	62,035	2,615,810	(334,488)	48,099	(286,389)
DTA nonadmitted	1,396,832	—	1,396,832	1,856,172	—	1,856,172	(459,340)	—	(459,340)
Subtotal net admitted DTA	822,455	110,134	932,589	697,603	62,035	759,638	124,852	48,099	172,951
Deferred tax liabilities	(203,875)	(154,788)	(358,663)	(42,745)	(109,951)	(152,696)	(161,130)	(44,837)	(205,967)

Net admitted DTA	$618,580	$(44,654)	$573,926	$654,858	$(47,916)	$606,942	$(36,278)	$3,262	$(33,016)

Admission calculation components for SSAP No. 101 are as follows (in thousands):

		December 31, 2024			December 31, 2023			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a)	Federal income taxes
	Paid in prior years
	recoverable through
	loss carrybacks	$—	$—	$—	$—	$476	$476	$—	$(476)	$(476)
(b)	Adjusted gross DTA
	Expected to be realized
	after application of the
	threshold limitation
	(Lesser of (b)1 or
	(b)2 below)	573,926	—	573,926	606,466	—	606,466	(32,540)	—	(32,540)
	1. Adjusted gross DTA
	Expected to be realized
	following the balance
	sheet date			1,192,503			1,868,854			(676,351)
	2. Adjusted gross DTA
	Allowed per limitation
	threshold			573,926			606,466			(32,540)
(c)	Adjusted gross DTA
	(Excluding the amount of
	DTA from (a) and (b)
	above) offset by
	gross DTL	248,529	110,134	358,663	91,137	61,559	152,696	157,392	48,575	205,967
(d)	DTA admitted as the
	result of application of
	SSAP No. 101	$822,455	$110,134	$932,589	$697,603	$62,035	$759,638	$124,852	$48,099	$172,951

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	2024	2023
Ratio Percentage Used to Determine Recovery
Period and Threshold Limitation Amount	1015.3%	1102.0%

Amount of Adjusted Capital and Surplus Used to
Determine Recovery Period and Threshold
Limitation Amount (in thousands)	$3,826,174	$4,043,109

The impact of tax planning strategies was as follows (in thousands):

	December 31, 2024		December 31, 2023		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Determination of Adjusted Gross DTA and
Net Admitted DTA, by tax character as a percentage
1. Adjusted gross DTAs	$2,219,287	$110,134	$2,553,775	$62,035	$(334,488)	$48,099
2. Percentage of adjusted gross DTAs by
by tax character attributable to
the impact of tax planning
strategies	0%	0%	0%	0%	0%	0%
3. Net admitted adjusted gross DTAs	$822,455	$110,134	$697,603	$62,035	$124,852	$48,099
4. Percentage of net admitted adjusted
gross DTAs by tax character
admitted because of the impact
of tax planning strategies	0%	0%	0%	0%	0%	0%

At December 31, 2024 and 2023, the Company did not consider tax planning strategies for the determination of the amount of adjusted gross CAMT credit DTA. At December 31, 2024 and 2023, the consideration of tax planning strategies did not impact the determination of the amount of admitted CAMT credit DTA.

The Company's tax planning strategies do not include the use of reinsurance.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The main components of the deferred tax assets and liabilities are as follows (in thousands):

	2024	2023	Change
Deferred tax assets resulting from book/tax differences in:
Ordinary:
Deferred acquisition costs	$192,280	$191,494	$786
Insurance reserves	224,972	207,853	17,119
Investments	1,148,578	863,269	285,309
Employee benefits	117,180	111,921	5,259
Deferred and uncollected premium	1,314	1,562	(248)
Net operating loss carryforward	394,554	863,316	(468,762)
Tax credit carryforward	89,224	274,165	(184,941)
Other	51,185	40,195	10,990
Total ordinary gross & adjusted
gross deferred tax assets	2,219,287	2,553,775	(334,488)
Deferred tax assets nonadmitted	(1,396,832)	(1,856,172)	459,340
Admitted ordinary gross deferred
tax assets per NAIC SAP	822,455	697,603	124,852

Capital:
Investments	33,480	27,422	6,058
Unrealized capital losses	55,508	34,613	20,895
Capital loss carryforward	21,146	—	21,146
Total capital gross & adjusted
gross deferred tax assets	110,134	62,035	48,099
Deferred tax assets nonadmitted	—	—	—
Admitted capital gross deferred
tax assets per NAIC SAP	110,134	62,035	48,099
Total admitted deferred tax assets	$932,589	$759,638	$172,951

Deferred tax liabilities resulting from book/tax differences in:
Ordinary:
Deferred ceding commission	$159,361	$—	$159,361
Investments	22,837	14,937	7,900
Fixed assets	10,640	12,151	(1,511)
Insurance reserves	3,473	6,947	(3,474)
Due and deferred premium	7,513	8,705	(1,192)
Other	51	5	46
Total ordinary deferred tax liabilities	203,875	42,745	161,130
Total capital deferred tax liabilities	154,788	109,951	44,837
Total deferred tax liabilities	358,663	152,696	205,967

Total net admitted deferred tax asset	$573,926	$606,942	$(33,016)

The application of SSAP No. 101, requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary, to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carry back years as well as projected taxable earnings, exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and, (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although the realization is not assured, management believes it is more likely than not that the deferred tax assets under the regular tax system or for the CAMT credit deferred tax assets will be realized. The Company has not recorded a valuation allowance against deferred tax assets under the regular tax system or for the CAMT credit deferred tax assets as of December 31, 2024 and 2023 and therefore, no adjustments to gross deferred tax assets have been made because of a change in circumstances that causes a

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
change in judgement about their realizability. All reporting entities of the controlled group have made an accounting policy election to disregard the effect of the CAMT system in determining the valuation allowance for deferred tax assets under the regular tax system. There were no material modifications to the methodology used to project CAMT.

The change in the net deferred income taxes is comprised of the following (this analysis is exclusive of the non-admitted DTAs as the Change in Non-admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the Statutory Statements of Capital and Surplus) (in thousands):

	2024	2023	Change

Total deferred tax assets	$2,329,421	$2,615,810	$(286,389)
Total deferred tax liabilities	(358,663)	(152,696)	(205,967)
Net deferred tax assets/liabilities	1,970,758	2,463,114	(492,356)
Tax effect of unrealized gains (losses)	(227,536)	(530,763)	303,227
Change in net deferred income tax	$1,743,222	$1,932,351	$(189,129)

There are no temporary differences for which deferred tax liabilities have not been recognized. Accordingly, there are no events that would cause unrecognized temporary differences to become taxable. There are no unrecognized deferred tax liabilities in foreign subsidiaries and foreign corporate joint ventures that are permanent in duration.

Taxes Incurred
Current income taxes incurred consist of the following major components (in thousands):

	2024	2023	2022
Operations
Federal taxes from operations	$239,623	$960,869	$73,645
Foreign tax expense	—	—	—
Subtotal	239,623	960,869	73,645
Federal tax benefit on capital losses	(245,369)	(850,652)	(140,453)
Utilization of operating loss carryforwards	—	—	—
Other	(150,223)	(3,399)	22,616
Total federal current taxes incurred	$(155,969)	$106,818	$(44,192)

Federal current taxes incurred are reflected in the accompanying statements as follows (in thousands):

	2024	2023	2022

Federal taxes incurred	$96,185	$966,356	$96,261
Capital gains tax, excluding IMR taxes	(250,732)	(545,555)	(69,775)
Taxes transferred to IMR	(16,418)	(342,797)	(68,678)
Taxes on liability gains released from the IMR	14,996	28,814	(2,000)
Total federal current taxes incurred	$(155,969)	$106,818	$(44,192)

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
A reconciliation of the more significant permanent book to tax differences and the related tax effects (at a 21% statutory rate) is as follows (in thousands):

	2024		2023		2022

Income before taxes	$23,113		$(1,220,210)		$3,353,705

Income taxes at statutory rate	4,854	21%	(256,244)	21%	704,278	21%
Dividends received deduction	(123,967)	(536)%	(123,641)	10%	(131,507)	(4)%
Interest maintenance reserve	2,073	9%	153,867	(13)%	(22,744)	(1)%
Amortization of value of business acquired and goodwill	—	—%	—	—%	6,878	—%
Tax credits	(34,909)	(151)%	(44,668)	4%	(22,990)	(1)%
Gain on reinsurance of inforce business	188,725	817%	(25,157)	2%	(51,969)	(2)%
Interest	(9,278)	(40)%	324	—%	—	—%
Nonadmitted assets	(4,427)	(19)%	1,336	—%	(91)	—%
Incentive compensation	(2,725)	(12)%	(4,132)	—%	(4,799)	—%
SMLLC income	2,007	9%	(1,175)	—%	(598)	—%
Officer compensation	9,245	40%	4,793	—%	5,696	—%
Other	1,562	7%	3,487	—%	3,204	—%
Taxable income and current tax on operations	$33,160	145%	$(291,210)	24%	$485,358	14%

Federal and foreign taxes incurred	$96,185		$966,356		$96,261
Tax on capital losses	(252,154)		(859,539)		(140,453)
Change in net deferred taxes	189,129		(398,027)		529,550
Total statutory taxes	$33,160		$(291,210)		$485,358

For 2023 and 2022, reconciliation items for interest, non-admitted assets, incentive compensation, SMLLC income, and officer compensation were reclassified from the other reconciling line item to conform with the current year presentation.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The following table sets forth the amount and expiration dates of Federal operating loss, capital loss, and tax credit carryforwards for the tax periods indicated.

Carryforwards (in thousands):
	2024	2023
Federal net operating loss carryforwards(1)	$1,825,810	$3,946,109
Section 382 net operating loss from previous acquisition(2)	53,019	137,020
Federal capital loss carryforwards(3)	100,698	—
Foreign Tax Credits(4)	82,092	145,571
General Business Tax Credits(5)	909	909
Alternative Minimum Credits(6)	6,224	194,684
Total	$2,068,751	$4,424,293

(1) Unlimited carryforward.
(2) Begins to expire in 2026. Annual limitation is approximately $21,000 thousand.
(3) 5 year carryforward and expires in 2029.
(4) 10 year carryforward and begin to expire in 2032.
(5) 20 year carryforward and begin to expire in 2041.
(6) Subject to 383 limitations.

The Company has no capital gains taxes paid in prior years that is available for recoupment.

The Company has no deposits under Internal Revenue Code Section 6603.

The Company does not owe any Repatriation Transition Tax ("RTT") and has made no payment or expect to make any future payments to satisfy the RTT liability.

The Company does not believe that it is reasonably possible that the liability related to any federal or foreign tax loss contingencies will significantly increase within the next 12 months.

Note 9 - Capital, Surplus and Dividend Restrictions

Under the Michigan Insurance Code of 1956, the Company must notify the Michigan Director of Insurance prior to payment of any dividend or any other capital distribution. Ordinary dividends on capital stock are subject to a capacity calculation and may only be distributed out of earned surplus. Ordinary dividend capacity is limited to the greater of 10% of statutory surplus as of the preceding year end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31, the result of which is reduced by cumulative dividends and other capital distributions occurring in the preceding twelve-month period. Earned surplus is reported unassigned surplus on the preceding December 31, reduced by any unrealized capital gains and effect of increase from the application of permitted practices, if any. The Michigan Director of Insurance may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend. As a result of cumulative dividends and other capital distributions occurring in the preceding 12 months as of December 31, 2024, future dividends from the Company are expected to be classified as extraordinary. The Company has received approval in the past for payments of extraordinary dividends.

During the first quarter of 2024, the Company remitted a $1,919.8 million return of capital to Brooke Life Insurance Company.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The Company paid extraordinary dividends of $250.0 million, $300.0 million, and $280.0 million on June 20, 2024, September 12, 2024, and December 10, 2024, respectively, to its parent, Brooke Life Insurance Company.

During 2023, the Company remitted a $450.0 million ordinary dividend and a $150.0 million return of capital to Brooke Life.

During 2022, the Company remitted a $600.0 million return of capital to Brooke Life.

During 2024 and 2023, changes in the balance of special surplus funds from the prior year are due to the admittance of net negative (disallowed) IMR of $328.9 million and $253.0 million, respectively.

The NAIC has developed certain RBC requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC, to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“company action level RBC”). At December 31, 2024, 2023, and 2022 the Company’s TAC remained well in excess of the company action level RBC.

Note 10 - Debt

Surplus Notes
Under Michigan insurance law, the surplus notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Michigan Director of Insurance and only out of surplus earnings which the director determines to be available for such payments under Michigan insurance law.

On March 15, 1997, the Company issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933 as amended, underwritten by a syndicate that included Goldman Sachs & Co., and Morgan Stanley & Co., and are administered by Citibank, N.A. as fiscal agent. The surplus notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims may not be redeemed at the option of the Company or any holder prior to maturity. Upon approval from DIFS, interest is payable semi-annually on March 15th and September 15th of each year. Interest paid on surplus notes was $20.4 million in 2024, 2023, and 2022, respectively.

As of December 31, 2024, life to date interest expense on surplus notes was $560.4 million.

Federal Home Loan Bank Loans
The Company received loans of $50.0 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight-line basis over the loan term. The weighted average interest rate on these loans was 5.13% in 2024 and 5.12% in 2023. The outstanding balance on these loans was $52.1 million and $57.2 million at December 31, 2024 and 2023, respectively. During 2024, 2023, and 2022, interest expense for these loans totaled $2.9 million, $2.9 million, and $0.9 million, respectively. At December 31, 2024 and 2023, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $83.9 million and $89.5 million, respectively.

Federal Home Loan Bank Advances
The Company entered into an advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances averaged $388.0 million during 2024, with a weighted average interest rate of 5.27%. Advances of $700.2 million and $250.2 were outstanding at December 31, 2024 and 2023, respectively, and were recorded in other liabilities. The Company paid interest of $6.0 million, $6.6 million, and $0.1 million on such advances in 2024, 2023, and 2022, respectively. The largest outstanding balance at any month end during 2024 and 2023 was $700.2 million and $650.1, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. Repurchase agreements are accounted for as collateralized borrowings. Collateral securities sold under such agreements continue to be included in invested assets. Cash proceeds received from the sale of securities subject to repurchase agreements are included in liabilities.

During 2024, Jackson executed certain paired repurchase and reverse repurchase transactions (“Collateral Upgrade” transactions) totaling $1.5 billion pursuant to master repurchase agreements with participating bank counterparties. Under these collateral upgrade transactions, the Company lends securities (e.g., corporate debt securities or other securities agreed upon between the parties) to bank counterparties in exchange for U.S. Treasury securities to provide as collateral as part of our hedging program. The paired repurchase and reverse repurchase transactions are settled on a net basis in accordance with master netting agreements. As a result, there was no cash exchanged at initiation of these agreements. The paired transactions are offset within the financial statements and are not included in the following disclosures. These transactions do not have a stated maturity and require at least 150-days notice prior to termination of the transaction.

The maturity time for borrowings are as follows (in thousands):

	2024	2023
Maximum Amount:
Overnight	$1,823,322	$915,058
2 Days to 1 Week	$1,881,207	$1,690,301
>1 Week to 1 Month	$1,389,220	$1,561,085

Ending Balance:
Overnight	$—	$—
2 Days to 1 Week	$151,040	$—
>1 Week to 1 Month	$1,389,356	$—

Short-term borrowings under such agreements averaged $1,385.2 million and $969.8 million during 2024 and 2023, respectively, with weighted average interest rates of 5.07% in 2024 and 4.59% in 2023. The highest level of short-term borrowings at any month end was $1,903.9 million in 2024 and $1,660.0 million in 2023. At December 31, 2024 and 2023, the outstanding repurchase agreement balance was $1,540.4 million and nil, respectively, collateralized with U.S. Treasury notes and maturing within 30 days, and was included within repurchase agreements in the balance sheet. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral.

Collateral received on secured borrowings is as follows (in thousands):

	2024	2023
Maximum Amount:
Cash	$2,323,381	$2,243,022
Securities (FV)	$—	$—

Ending Balance:
Cash	$1,540,396	$—
Securities (FV)	$—	$—

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The liability to return collateral on secured borrowings is as follows (in thousands):

	2024	2023
Maximum Amount:
Cash (Collateral - All)	$2,323,381	$2,243,022
Securities Collateral (FV)	$—	$—

Ending Balance:
Cash (Collateral - All)	$1,540,396	$—
Securities Collateral (FV)	$—	$—

Interest paid totaled $69.3 million, $49.1 million, and $7.9 million in 2024, 2023, and 2022, respectively.

Note 11 - Life and Annuity Reserves

The Company waives deductions of deferred fractional premiums upon death of the insured and returns premiums paid and due beyond the date of death. A reserve is held where a surrender value is promised in excess of the minimum required basic reserves.

At both December 31, 2024 and 2023, 90% of annuity reserves and deposit liabilities were subject to surrender charges of at least 5% or at market value in the event of discretionary withdrawal by policyholders.

For policies issued on substandard lives, either the gross premiums are calculated on a rated age basis, or an extra premium is charged in addition to the standard premium at the true issue age. Mean reserves are calculated as the regular mean reserve for the plan at the rated age, the regular mean reserve for the plan at the true issue age plus one-half of the extra premium charged, or a substandard reserve based on the appropriate multiple of the standard.

The Company had insurance in force, for which the gross premiums are less than the net premiums of approximately $10.0 billion and $11.1 billion, at December 31, 2024 and 2023, respectively, according to the valuation standard set by the state of Michigan.

The Company’s incurred but not reported claim provision is based on the Company’s historical experience. The provision was $106.4 million and $117.9 million at December 31, 2024 and 2023, respectively.

The Company issues traditional variable annuity and variable universal life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities and variable universal life). The Company issues RILA contracts through its separate accounts for which investment risk is borne by the Company. The Company also issues variable and RILA contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit (“GMDB”)), at annuitization (guaranteed minimum income benefit (“GMIB”)), upon depletion of funds (guaranteed minimum withdrawal benefits (“GMWB”)), or at the end of a specified period (guaranteed minimum accumulation benefit ("GMAB")).

GMIB benefits are reinsured, subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. Reinsurance credits of $0.7 million and $1.1 million were taken in 2024 and 2023, respectively. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Account balances of contracts were invested in variable separate accounts as follows (in millions):

	December 31,
	2024	2023
Fund type:
Equity	$151,327	$142,464
Bond	18,083	18,385
Balanced	40,081	40,055
Money market	2,432	2,606
Total	$211,923	$203,510

Reserves for associated guarantees for RILA and variable annuities are calculated using Actuarial Guideline 43 and VM-21. Required reserves associated with guaranteed benefits were $17.4 million at December 31, 2023 and due to the reinsuring of GMDB and GMWB to Brooke Re, were nil at December 31, 2024.

Analysis of annuity reserves and deposit type contract liabilities by withdrawal characteristics is as follows (in thousands):

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$2,900,220	$480,358	$—	$3,380,578	1.5%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	2,053,530	10,330,385	—	12,383,915	5.5%
At fair value	—	—	188,271,182	188,271,182	83.7%
At book value without market value
adjustment and with current
surrender charge less than 5%	19,191,303	—	—	19,191,303	8.5%
Total subject to discretionary withdrawal	24,145,053	10,810,743	188,271,182	223,226,978	99.2%
Not subject to discretionary withdrawal	1,520,432	—	224,392	1,744,824	0.8%
Total gross	25,665,485	10,810,743	188,495,574	224,971,802	100.0%
Reinsurance ceded	14,215,879	—	—	14,215,879
Total, net of reinsurance	$11,449,606	$10,810,743	$188,495,574	$210,755,923

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2023
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$1,986,003	$210,279	$—	$2,196,282	1.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	4,823,408	4,629,816	—	9,453,224	4.4%
At fair value	—	—	179,151,105	179,151,105	84.3%
At book value without market value
adjustment and with current
surrender charge less than 5%	20,049,698	—	—	20,049,698	9.4%
Total subject to discretionary withdrawal	26,859,109	4,840,095	179,151,105	210,850,309	99.2%
Not subject to discretionary withdrawal	1,472,714	—	185,385	1,658,099	0.8%
Total gross	28,331,823	4,840,095	179,336,490	212,508,408	100.0%
Reinsurance ceded	17,129,925	—	—	17,129,925
Total, net of reinsurance	$11,201,898	$4,840,095	$179,336,490	$195,378,483

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$128,508	$1,852	$—	$130,360	0.5%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	18,484	—	—	18,484	0.1%
At fair value	—	—	19,503,228	19,503,228	79.2%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,604,952	191	—	1,605,143	6.5%
Total subject to discretionary withdrawal	1,751,944	2,043	19,503,228	21,257,215	86.3%
Not subject to discretionary withdrawal	3,354,126	—	23,334	3,377,460	13.7%
Total gross	5,106,070	2,043	19,526,562	24,634,675	100.0%
Reinsurance ceded	1,183,510	—	—	1,183,510
Total, net of reinsurance	$3,922,560	$2,043	$19,526,562	$23,451,165

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2023
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$167,459	$1,994	$—	$169,453	0.7%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	35,445	—	—	35,445	0.1%
At fair value	—	—	19,908,315	19,908,315	77.8%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,898,103	190	—	1,898,293	7.4%
Total subject to discretionary withdrawal	2,101,007	2,184	19,908,315	22,011,506	86.0%
Not subject to discretionary withdrawal	3,562,320	—	22,235	3,584,555	14.0%
Total gross	5,663,327	2,184	19,930,550	25,596,061	100.0%
Reinsurance ceded	1,413,260	—	—	1,413,260
Total, net of reinsurance	$4,250,067	$2,184	$19,930,550	$24,182,801

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,363,162	—	—	1,363,162	15.0%
Total subject to discretionary withdrawal	1,363,162	—	—	1,363,162	15.0%
Not subject to discretionary withdrawal	7,614,938	—	93,963	7,708,901	85.0%
Total gross	8,978,100	—	93,963	9,072,063	100.0%
Reinsurance ceded	37,511	—	—	37,511
Total, net of reinsurance	$8,940,589	$—	$93,963	$9,034,552

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2023
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	79,570	79,570	0.9%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,454,272	—	—	1,454,272	15.9%
Total subject to discretionary withdrawal	1,454,272	—	79,570	1,533,842	16.8%
Not subject to discretionary withdrawal	7,596,763	—	—	7,596,763	83.2%
Total gross	9,051,035	—	79,570	9,130,605	100.0%
Reinsurance ceded	39,303	—	—	39,303
Total, net of reinsurance	$9,011,732	$—	$79,570	$9,091,302

Analysis of life reserves by withdrawal characteristics is as follows (in thousands):

	December 31, 2024
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$120,864	$482,914
Universal Life	7,727,922	8,066,221	8,524,978
Universal Life with Secondary Guarantees	1,156,505	1,116,891	1,588,147
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	2,522,877	2,721,262
Variable Life	—	—	—
Variable Universal Life	17,616	17,615	18,003
Miscellaneous Reserves	64,548	68,555	79,050
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX	XXX	1,011,217
Accidental Death Benefits	XXX	XXX	8,879
Disability - Active Lives	XXX	XXX	9,350
Disability - Disabled Lives	XXX	XXX	179,979
Miscellaneous Reserves	XXX	XXX	413,480
Total (gross: direct + assumed)	8,966,591	11,913,023	15,037,259
Reinsurance Ceded	3,991,357	4,334,064	5,582,601
Total (net)	$4,975,234	$7,578,959	$9,454,658

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

December 31, 2024
	Separate Account - Guaranteed				Separate Account - Nonguaranteed
	Account Value		Cash Value	Reserve	Account Value		Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—		$—	$—	$—		$—	$—
Universal Life	—		—	—	—		—	—
Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Universal Life	—		—	—	—		—	—
Indexed Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Life	—		—	—	—		—	—
Other Permanent Cash Value Life Insurance	—		—	—	—		—	—
Variable Life	—		—	—	—		—	—
Variable Universal Life	301		301	301	113,245		112,673	112,691
Miscellaneous Reserves	—		—	—	—		—	—
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX		XXX	—	XXX		XXX	—
Accidental Death Benefits	XXX	$—	XXX	—	XXX	—	XXX	—
Disability - Active Lives	XXX		XXX	—	XXX		XXX	—
Disability - Disabled Lives	XXX		XXX	—	XXX		XXX	—
Miscellaneous Reserves	XXX		XXX	—	XXX		XXX	—
Total (gross: direct + assumed)	301		301	301	113,245		112,673	112,691
Reinsurance Ceded	—		—	—	—		—	—
Total (net)	$301		$301	$301	$113,245		$112,673	$112,691

	December 31, 2023
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$123,657	$559,111
Universal Life	7,934,886	8,267,711	8,724,048
Universal Life with Secondary Guarantees	1,203,614	1,160,024	1,624,975
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	2,675,469	2,847,432
Variable Life	—	—	—
Variable Universal Life	18,183	18,182	18,495
Miscellaneous Reserves	67,249	71,411	89,950
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX	XXX	1,018,589
Accidental Death Benefits	XXX	XXX	9,222
Disability - Active Lives	XXX	XXX	10,600
Disability - Disabled Lives	XXX	XXX	186,011
Miscellaneous Reserves	XXX	XXX	415,411
Total (gross: direct + assumed)	9,223,932	12,316,454	15,503,844
Reinsurance Ceded	4,031,317	4,390,186	5,704,935
Total (net)	$5,192,615	$7,926,268	$9,798,909

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

December 31, 2023
	Separate Account - Guaranteed				Separate Account - Non-guaranteed
	Account Value		Cash Value	Reserve	Account Value		Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—		$—	$—	$—		$—	$—
Universal Life	—		—	—	—		—	—
Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Universal Life	—		—	—	—		—	—
Indexed Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Life	—		—	—	—		—	—
Other Permanent Cash Value Life Insurance	—		—	—	—		—	—
Variable Life	—		—	—	—		—	—
Variable Universal Life	291		291	291	103,148		103,171	103,501
Miscellaneous Reserves	—		—	—	—		—	—
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX		XXX	—	XXX		XXX	—
Accidental Death Benefits	XXX	0	XXX	—	XXX	0	XXX	—
Disability - Active Lives	XXX		XXX	—	XXX		XXX	—
Disability - Disabled Lives	XXX		XXX	—	XXX		XXX	—
Miscellaneous Reserves	XXX		XXX	—	XXX		XXX	—
Total (gross: direct + assumed)	291		291	291	103,148		103,171	103,501
Reinsurance Ceded	—		—	—	—		—	—
Total (net)	$291		$291	$291	$103,148		$103,171	$103,501

Universal Life Insurance Secondary Guarantees
The Company previously issued universal life contracts with secondary guarantees, also called “no-lapse” guarantees. No-lapse guarantees are offered in the form of minimum premium guarantees or no-lapse account values. Reserves are calculated according to the Standard Valuation Law, Universal Life Insurance Model Regulation, Valuation of Life Insurance Policies Model Regulation, and Actuarial Guideline 38. Reserve balances were $938.9 million and $936.6 million at December 31, 2024 and 2023, respectively.

Reserves for variable universal life contracts are calculated according to the Standard Valuation Law, Universal Life Insurance Model Regulation, Variable Life Insurance Model Regulation and Actuarial Guideline 37. Reserve balances were $128.2 million and $118.5 million at December 31, 2024 and 2023, respectively.

Fixed Interest Rate Annuity
At December 31, 2024 and 2023, approximately 94% and 92%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values, net of reinsurance, within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	2024
Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	0.4	—	—	—	0.4
>2.50%	6,013.2	—	—	—	6,013.2
Total	$6,013.6	$—	$—	$—	$6,013.6

Fixed Annuities
0.0%-1.50%	$28.2	$37.0	$15.7	$—	$80.9
1.51%-2.50%	0.4	0.1	0.6	11.4	12.5
>2.50%	2,634.5	19.0	24.8	265.0	2,943.3
Total	$2,663.1	$56.1	$41.1	$276.4	$3,036.7

Fixed Indexed Annuities
0.0%-1.50%	$2.7	$7.7	$2.0	$37.6	$50.0
1.51%-2.50%	0.1	0.1	0.2	—	0.4
>2.50%	17.4	—	94.2	28.2	139.8
Total	$20.2	$7.8	$96.4	$65.8	$190.2

RILA
0.0%-1.50%	$6.3	$—	$3.3	$3.6	$13.2
1.51%-2.50%	—	—	—	—	—
>2.50%	81.8	10.4	—	—	92.2
Total	$88.1	$10.4	$3.3	$3.6	$105.4

	2023
Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	0.9	—	—	—	0.9
>2.50%	7,058.4	—	—	18.4	7,076.8
Total	$7,059.3	$—	$—	$18.4	$7,077.7

Fixed Annuities
0.0%-1.50%	$11.1	$46.8	$55.5	$—	$113.4
1.51%-2.50%	0.4	0.1	0.7	11.7	12.9
>2.50%	1,236.9	168.6	23.2	273.1	1,701.8
Total	$1,248.4	$215.5	$79.4	$284.8	$1,828.1

Fixed Indexed Annuities
0.0%-1.50%	$4.2	$9.1	$3.0	$43.4	$59.7
1.51%-2.50%	—	0.4	0.2	—	0.6
>2.50%	20.9	0.1	61.5	9.8	92.3
Total	$25.1	$9.6	$64.7	$53.2	$152.6

RILA
0.0%-1.50%	$6.9	$—	$3.9	$0.7	$11.5
1.51%-2.50%	—	—	—	—	—
>2.50%	39.1	11.9	—	—	51.0
Total	$46.0	$11.9	$3.9	$0.7	$62.5

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Deferred Premiums and Considerations
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2024 were as follows (in thousands):

Type	Gross	Net of Loading
Industrial	$3	$1
Ordinary new business	155,732	155,593
Ordinary renewal	75,178	69,080
Group Life	(1,820)	(1,838)
Totals	$229,093	$222,836

Note 12 – Separate Accounts

Reserves of the non-guaranteed separate accounts are subject to discretionary withdrawal at fair value. Reserves for minimum guaranteed death benefits on variable life, variable annuity, and RILA contracts, as well as minimum guaranteed living benefits on variable annuity and RILA contracts, are held in the general account. Assets of the insulated separate accounts are carried at fair value. All assets of the non-insulated separate accounts are carried at book value.

A reconciliation of net transfers to separate accounts for the years ended December 31, 2024, 2023, and 2022 is as follows (in thousands):

	2024	2023	2022
Transfers as reported in the Summary of Operations of the Separate
Accounts Statement:
Transfers to separate accounts	$14,952,419	$12,322,649	$12,457,523
Transfers from separate accounts	25,173,110	15,763,006	13,167,324
Net transfers from separate accounts	(10,220,691)	(3,440,357)	(709,801)
Reconciling adjustments:
Benefit (guaranteed minimum income/withdrawal) and other fees	(2,628,573)	(2,625,142)	(2,552,656)
Modified coinsurance	(1,028,362)	(496,296)	(306,677)
Income on reinsurance receivable from affiliate	(742,117)	—	—
Other	73,077	47,741	73,445
Transfers as reported in the accompanying Statements of Operations	$(14,546,666)	$(6,514,054)	$(3,495,689)

For the insulated separate account, the difference between the CARVM reserve and the fair value of assets is recognized as an expense allowance in the general account. The CARVM allowance reduced the general account liability by $4.0 billion and $4.3 billion, for December 31, 2024 and 2023, respectively.

The amount of risk charges paid by the separate account to the general account for the past five years as compensation for the risk taken by the general account are as follows (in millions):

Year	Amount
2024	$2,947
2023	$2,946
2022	$2,901
2021	$2,693
2020	$2,369

Premiums, considerations or deposits to separate accounts totaled $14.2 billion, $10.7 billion, and $13.2 billion for 2024, 2023, and 2022, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Premiums, considerations, or deposits to separate accounts for 2024 are as follows (in thousands):

Non-indexed
	Guarantee	Non-indexed	Non-guaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
Premiums, considerations or
deposits for year ended
December 31, 2024	$5,176,835	$—	$9,047,582	$14,224,417

Reserves in the separate accounts totaled $219.0 billion and $204.3 billion at December 31, 2024 and 2023, respectively.

Withdrawal characteristics of separate account reserves for 2024 are as follows (in thousands):

	Non-indexed
	Guarantee	Non-indexed	Non-guaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
For accounts with assets at:
Fair value	$2,926	$842	$208,228,792	$208,232,560
Amortized cost	10,809,319	—	—	10,809,319
Total reserves	$10,812,245	$842	$208,228,792	$219,041,879
By withdrawal characteristics:
With market value adjustment	$481,861	$842	$—	$482,703
At book value without market
value adjustment and with
current surrender charge of
5% or more	10,330,385	—	—	10,330,385
At fair value	—	—	207,887,102	207,887,102
At book value without market
value adjustment and with
current surrender charge less
than 5%	—	—		—
Subtotal	$10,812,246	$842	$207,887,102	$218,700,190
Not subject to discretionary
withdrawal	—	—	$341,690	341,690
Total	$10,812,245	$842	$208,228,792	$219,041,880

At December 31, 2024, reserves for asset default risk in lieu of AVR were nil.

Note 13 - Employee Retirement Plans

The Company has a defined contribution retirement plan covering substantially all associates. Effective January 1, 2020 associates are immediately eligible to participate in the Company's matching contribution. To be eligible to participate in the Company’s profit sharing contribution, an associate must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the associate must be employed on the applicable January 1 or July 1 entry date. The Company's annual profit sharing contributions, as declared by the Company's Board of Directors, are based on a percentage of eligible compensation paid to participating associates during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $21.2 million, $18.6 million, and $16.3 million in 2024, 2023, and 2022, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The Company maintains non-qualified voluntary deferred compensation plans for independent agents and certain associates of Jackson and certain affiliates. At December 31, 2024 and 2023, the liability for such plans totaled $308.5 million and $302.1 million, respectively. The Company’s expense/(benefit) related to these plans, for the change in market value of plan liabilities for participant elected deferrals, was $47.2 million, $56.5 million, and $(45.5) million in 2024, 2023, and 2022, respectively.

Note 14 – Other Related Party Transactions

The Company’s investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor. PPMA is ultimately a wholly owned subsidiary of Jackson Financial. The Company paid $47.7 million, $53.8 million, and $55.1 million to PPMA for investment advisory services in 2024, 2023, and 2022, respectively.

The Company has entered into shared services and administrative agreements with certain affiliates. Under the agreements, Jackson allocated $107.5 million, $104.2 million, and $108.0 million of certain management and administrative services expenses to affiliates in 2024, 2023, and 2022, respectively.
The Company has a Master Repurchase Agreement with Jackson Financial Inc., which allows for repurchase agreement transactions between the companies. There were no such borrowings during 2024 and 2023. There was no outstanding balance at both December 31, 2024 and 2023. Interest paid during 2024, 2023, and 2022 was nil.

The Company has an Administrative Services agreement with Jackson National Asset Management, LLC (“JNAM”). JNAM guarantees to annually pay at least 95% of its net operating earnings to Jackson as sole member of JNAM which will be payable monthly. In 2024, 2023, and 2022, the Company received membership distributions of $651.5 million, $607.0 million, and $636.0 million, respectively, from JNAM.

The Company provides a $100.0 million revolving credit facility to Jackson Financial, an upstream holding company. The loan was amended on December 14, 2021, is unsecured and matures in December 2026, accrues interest at Secured Overnight Financial Rate ("SOFR") plus 2% plus 0.12% spread adjustment, and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2024 and 2023. The highest outstanding loan balance during 2024 and 2023 was nil, respectively. Interest and commitment fees totaled $100 thousand during 2024, 2023, and 2022, respectively.

The Company provides a $35.0 million revolving credit facility to PPMA. The loan was amended on September 30, 2023, is unsecured, matures in September 2028, accrues interest at SOFR plus 2% plus 0.12% spread adjustment, and has a commitment fee of 0.10% per annum. At both December 31, 2024 and 2023, the outstanding balance was nil. The highest outstanding loan balance during 2024 and 2023 was $32.0 million and $34.0 million, respectively. Interest and commitment fees totaled $1.1 million, $0.9 million, and $0.8 million during 2024, 2023, and 2022, respectively.

The Company provided a $20.0 million revolving credit facility to Jackson Holdings, LLC, an upstream holding company, which terminated June 30, 2023. The loan was unsecured, accrued interest at LIBOR plus 2% per annum and had a commitment fee of 0.25% per annum. Interest and commitment fees totaled $25 thousand and $50 thousand during 2023 and 2022, respectively.

During 2023, the Company made a capital contribution of $5.0 million to National Planning Holdings, LLC ("NPH").

During 2024, 2023, and 2022, the Company recognized impairment write downs of $0.9 million, $4.2 million, and nil, respectively, on subsidiary investments.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Note 15 – Commitments and Contingent Liabilities

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse effect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers, including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2024 and 2023, Jackson recorded accruals totaling $207 thousand and nil, respectively.

The Company has provided an unlimited guarantee for the policyholder obligations of its wholly owned life insurance subsidiary, Jackson New York. The maximum potential amount of future payments cannot be estimated as Jackson New York continues to write new business. This guarantee is not expected to result in future required payments by the Company and is not considered to result in a material contingent exposure of the Company’s assets to liability because the Company and Jackson New York share the same management and Jackson New York is subject to regulatory supervision of the state of New York. Accordingly, the Company has not accrued any liability for this guarantee (exception allowed under SSAP No. 5, paragraph 19f).

The Company is a party to an Uncommitted Money Market Line Credit Agreement dated April 6, 2023 among Jackson, Jackson Financial, and Société Générale. This agreement is an uncommitted short-term cash advance facility that provides an additional form of liquidity to Jackson and to Jackson Financial. The aggregate borrowing capacity under the agreement is $500.0 million and each cash advance request must be at least $100 thousand. The interest rate is set by the lender at the time of the borrowing and is fixed for the duration of the advance. Jackson and Jackson Financial are jointly and severally liable to repay any advance under the agreement, which must be repaid prior to the last day of the quarter in which the advance was drawn.

At December 31, 2024 and 2023, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $928.8 million and $810.8 million, respectively, including $27.7 million and $47.8 million, respectively, to limited partnerships and limited liability companies on which the Company has recognized an impairment charge. At December 31, 2024 and 2023, the Company had funded commitments related to fixed-rate mortgage loans and other debt securities totaling $499.0 million and $854.2 million, respectively. Lines of credit to affiliates totaled $135.0 million at both December 31, 2024 and 2023.

At December 31, 2024 and 2023, the Company had pledged mortgage related securities and commercial mortgage loans with a fair value of $4.0 billion and $3.3 billion, respectively, in connection with funding agreements issued to and borrowed money from the FHLBI. Securities for which all or a portion of Jackson’s holdings have been pledged continue to be reported as invested assets.

In connection with the reinsurance treaty with Jackson New York described in Note 7, Jackson placed high quality securities with a carrying value and fair value of $1,233.0 million and $1,170.4 million, respectively, at December 31, 2024, in a trust for the benefit of Jackson New York. Securities in the trust had a carrying value and fair value at December 31, 2023 of $1,849.9 million and $1,782.6 million, respectively. The trust is required in order for Jackson New York to record a credit for the reserves ceded to Jackson. The securities are reported as invested assets.

In connection with other life business ceded to non-affiliates, Jackson placed high quality securities in a trust for the benefit of the assuming company. These securities had a carrying value and fair value of $235.4 million and $229.8 million, respectively, at December 31, 2024. These securities had a carrying value and fair value at December 31, 2023 of $278.9 million and $276.2 million, respectively. The securities are reported as invested assets.

The Company leases office space and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates and, as a result, at December 31, 2024, Jackson recorded a liability of $3.7 million for future lease payments. Lease expense was $41.6 million, $39.7 million, and $41.9 million in 2024, 2023, and 2022, respectively.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
At December 31, 2024, future minimum payments under noncancellable operating leases were as follows (in thousands):

2025	$4,211
2026	4,192
2027	2,028
2028	1,121
2029	242
Thereafter	1,085
Total	$12,879

The Company has separate service agreements with third party administrators to provide policyholder administrative services. The agreements, subject to certain termination provisions, have ten and twelve-year terms and expire in 2030.

Note 16 – Share-Based Compensation

Omnibus Incentive Plan

In April 2021, the Jackson Financial’s Board of Directors adopted, and Jackson Financial’s shareholders approved, the 2021 Omnibus Incentive Plan (the "Incentive Plan). This Incentive Plan became effective following the completion of the Demerger and replaced the Prudential Share Plans. The outstanding unvested awards previously issued under the Prudential Share Plans were exchanged for equivalent awards of shares of Jackson Financial’s Class A Common Stock under the Incentive Plan, with a grant date of October 4, 2021. The performance conditions of the awards were modified to be based on U.S. GAAP based metrics. The incremental compensation cost resulting from the modifications will be recognized ratably over the remaining requisite service period of each award.

The Incentive Plan allows for stock-based awards including stock options, stock appreciation rights, restricted share awards, performance share awards, and deferred share units. The Incentive Plan has a ten-year term, expiring in September 2031. Jackson Financial currently has Restricted Share Unit and Performance Share Unit equity-based compensation awards outstanding. Dividend equivalents are generally accrued on restricted share units and performance share units outstanding as of the record date. These dividend equivalents are paid only on restricted share units and performance share units that ultimately vest. Generally, the requisite service period is the vesting period. In the case of retirement (eligibility for which is based on the associate's age and years of service as provided in the relevant award agreement), awards vest in full, but are subject to the satisfaction of any applicable performance criteria and paid in line with the original vesting date.

Cash settled awards issued under the Incentive Plan are liability-classified awards. These liability-classified awards are carried at fair value as of the reporting date and are recognized in other liabilities along with any accrued compensation expense. At December 31, 2024 and 2023, the Company had $102.5 million and $69.3 million accrued for future payments under this plan, respectively. Share settled awards issued under the Incentive Plan are equity-classified awards. Jackson Financial allocates a portion of the compensation expense associated with the share-settled awards to Jackson, which the Company settles with Jackson Financial monthly, on a one-month lag.

Restricted Share Units ("RSU"s)
Jackson Financial grants RSUs to certain associates and non-employee directors. The majority of associate RSUs are expected to vest in three equal installments on the first through third anniversaries of the grant date over a 3-year service period, subject to forfeiture and transfer restrictions, and are payable in cash or shares of Jackson Financial common stock at Jackson Financial’s discretion. The associate awards granted in 2021 had a shortened, 30-month vesting period. In addition, 1 and 2-year awards were issued in connection with Jackson Financial's Demerger. RSUs have immediate dividend rights and voting rights upon issuance of underlying shares when the share units vest. In lieu of cash dividend payments, the dividends on unvested RSUs are awarded in additional units equal to the value of the dividends, and are subject to the same vesting and distribution conditions as the underlying RSU.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
At December 31, 2024 and 2023, there were 1,460,535 and 1,658,795, respectively, non-vested RSUs, with a weighted average grant price of $48.90 and $36.86.

Performance Share Units ("PSU"s)
Jackson Financial grants PSUs to certain associates. PSU vesting is contingent on meeting a specified service requirement and the level of achievement of performance conditions. The PSU awards entitle recipients to receive, upon vesting, a number of units that ranges from 0% to 200% of the number of PSUs awarded, depending on the level of achievement of the specified performance conditions. For PSUs granted in 2024 and 2023, the awards also include a vesting modifier based on Jackson Financial's performance relative to a defined peer group. The awards are generally expected to vest after a period of three years, subject to forfeiture and transfer restrictions, and are payable in cash or shares of Jackson Financial common stock, generally at the discretion of Jackson Financial. Award recipients have immediate dividend rights and voting rights upon issuance of underlying shares when the share units vest. The dividends on unvested PSUs are awarded in additional units equal to the value of the dividends, and are subject to the same vesting and distribution conditions as the underlying PSUs.

At December 31, 2024 and 2023, there were 297,693 and 517,050, respectively, non-vested PSUs, with a weighted average grant price of $40.85 and $35.27.

Compensation Cost
The Company charges the fair value of the restricted share units and performance share units to expense over the requisite service period. The fair value of equity-classified RSUs and PSUs is based on the price of Jackson Financial’s common stock on the grant date. The fair value of liability-classified RSUs and PSUs is based on the price of Jackson Financial’s common stock as of the reporting date. For performance-based awards, Jackson Financial estimates the number of shares expected to vest at the end of the performance period based on the probable achievement of the performance objectives. RSUs have graded vesting features and the Company recognizes expense for those awards on a straight-line basis over the requisite service period. Jackson Financial recognizes forfeitures as they occur when recognizing share-based compensation expense.

For most of the equity-classified RSUs and PSUs, the fair value is based on the price of Jackson Financial's common stock on the grant date. For PSU equity awards granted in 2024 and 2023, the Company measures fair value using a Monte Carlo simulation that considers the Company’s projected total shareholder return (“TSR”) relative to a defined group of peers as well as other inputs to estimate the grant date fair value of awards.
For liability-classified RSUs and most liability-classified PSUs, the fair value is based on the price of Jackson Financial’s common stock as of the reporting date. For PSU liability awards granted in 2023, the Company uses a Monte Carlo simulation that considers the Company’s projected TSR relative to a defined group of peers as well as other inputs to estimate the grant date fair value of awards.

Total compensation expense recognized under the plans was $131.6 million, $85.1 million, and $110.4 million for the years ended December 31, 2024, 2023, and 2022, respectively.

Unrecognized compensation cost for RSUs and PSUs under the Incentive Plan as of December 31, 2024, 2023, and 2022, was $52.1 million, $39.8 million, and $40.8 million, respectively, with a weighted average recognition period of 1.09 years, 1.19 years, and 1.08 years.

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Note 17 – Loan-Backed Securities’ Other-Than-Temporary Impairments

The following table (shown in dollars) details loan-backed and structured securities with a recognized other-than-temporary impairment recorded in 2024.

1	2	3	4	5	6	7
CUSIP	Book/Adj Carrying Value Amortized cost before current period OTTI	Projected Cash Flows	Recognized other-than-temporary impairment	Amortized cost after other-than-temporary impairment	Fair Value	Financial Statement Reporting Period
36185MEV0	2,669,278	2,577,036	92,242	2,577,036	2,577,036	Q1-2024
12669FZZ9	1,200,690	1,174,239	26,451	1,174,239	1,174,239	Q1-2024
12669FZL0	1,328,041	1,326,507	1,534	1,326,507	1,326,507	Q1-2024
466247ER0	45,275	43,585	1,690	43,585	43,585	Q1-2024
91863*AB1	13,435,312	12,596,669	838,643	12,596,669	12,596,669	Q1-2024
073914WC3	1,347	1,299	48	1,299	1,299	Q2-2024
12669FVZ3	157,968	155,695	2,273	155,695	155,695	Q2-2024
12669FZL0	1,304,819	1,298,188	6,630	1,298,188	1,298,188	Q2-2024
12669FZZ9	1,299,868	1,160,887	138,981	1,160,887	1,160,887	Q2-2024
31359VHC0	56,232	55,291	941	55,291	55,291	Q2-2024
466247ER0	44,053	43,061	993	43,061	43,061	Q2-2024
91863*AB1	17,397,922	10,007,747	7,390,175	10,007,747	10,007,747	Q2-2024
466247ER0	46,645	45,853	792	45,853	45,853	Q3-2024
81744LAN4	1,145,356	1,112,783	32,573	1,112,783	1,112,783	Q3-2024
91863*AB1	14,157,985	6,994,218	7,163,767	6,994,218	6,994,218	Q3-2024
00442JAD6	371,357	254,222	117,135	254,222	254,222	Q4-2024
12669FZZ9	1,086,810	1,077,069	9,741	1,077,069	1,077,069	Q4-2024
36185MEV0	2,635,520	2,514,225	121,294	2,514,225	2,514,225	Q4-2024
38237DAA4	14,883,470	14,098,186	785,284	14,098,186	14,098,186	Q4-2024
38237TAA9	4,763,091	4,651,579	111,512	4,651,579	4,651,579	Q4-2024
38237VAB2	1,374,751	1,274,449	100,302	1,274,449	1,274,449	Q4-2024
41161PVF7	2,530,938	1,349,775	1,181,163	1,349,775	1,349,775	Q4-2024
41161UAC6	994,180	851,226	142,955	851,226	851,226	Q4-2024
466247ER0	45,243	44,183	1,060	44,183	44,183	Q4-2024
81743QAJ3	3,567,099	2,820,615	746,484	2,820,615	2,820,615	Q4-2024
91863*AA3	46,712,383	44,725,827	1,986,556	44,725,827	44,725,827	Q4-2024
91863*AB1	14,684,090	5,944,495	8,739,594	5,944,495	5,944,495	Q4-2024
Total			29,740,813

        Schedule 1

Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2024

Investment income earned

U.S. government bonds	$101,560,142
Other bonds (unaffiliated)	1,287,688,126
Bonds exempt from U.S. tax	—
Bonds of affiliates	—
Preferred stocks (unaffiliated)	8,618,971
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	14,804,392
Common stocks of affiliates	—
Mortgage loans	484,408,490
Real estate	36,951,042
Contract loans	394,941,988
Cash, cash equivalents and short-term investments	170,396,350
Derivative instruments	87,851,975
Other invested assets	731,315,613
Aggregate write-ins for investment income	197,152
Total investment income	$3,318,734,241

Real estate owned - book value less encumbrances	$230,925,635

Mortgage loans by type - book value
Farm mortgages	$—
Residential mortgages	1,054,488,393
Commercial mortgages	8,274,537,329
Total mortgage loans	$9,329,025,722

Mortgage loans by standing - book value
Good standing	$9,227,996,757
Good standing with restructured loans	$—
Interest overdue more than 90 days, not in foreclosure	$71,008,120
Foreclosure in process	$30,020,845

Other long term assets - statement value	$2,525,877,845

Contract loans	$4,203,689,604

Bonds & stocks of parents, subsidiaries and affiliates - book value
Bonds	$—
Preferred stocks	$—
Common stocks	$810,905,782

(Continued)

        Schedule 1

Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2024

Bonds and short-term investments by class and maturity:
Bonds by maturity - statement value
Due within one year or less	$3,610,550,267
Over 1 year through 5 years	9,457,075,565
Over 5 years through 10 years	8,674,161,201
Over 10 years through 20 years	7,327,572,018
Over 20 years	5,383,816,142
Total by maturity	$34,453,175,193

Bonds by class - statement value
Class 1	$20,740,418,332
Class 2	13,145,472,362
Class 3	500,070,298
Class 4	50,864,260
Class 5	12,696,725
Class 6	3,653,216
Total by class	$34,453,175,193

Total bonds publicly traded	$26,001,107,240
Total bonds privately placed	$8,452,067,953

Preferred stocks - statement value	$149,164,092
Common stocks - market value	$966,222,503
Short-term investments - book value	$53,347,506
Options, caps and floors owned - statement value	$77,069,652
Options, caps and floors written & in force - statement value	$—
Collar, swap and forward agreements open - statement value	$(140,453,736)
Futures contracts open - current value	$—
Cash on deposit	$(98,078,123)
Cash equivalents	$2,062,815,033

Life insurance in force
Industrial	$211,144,000
Ordinary	$40,001,172,000
Credit life	$—
Group life	$706,391,000

Amount of accidental death benefits in force under ordinary policies	$1,304,552,000

(Continued)

        Schedule 1

Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2024

Life insurance policies with disability provisions in force
Industrial	$68,690,000
Ordinary	$3,174,682,000
Credit life	$—
Group life	$138,674,000

Supplementary contracts in force:
Ordinary - not involving life contingencies-
Amount on deposit	$169,164,449
Income payable	$9,228,283

Ordinary - involving life contingencies-
Amount on deposit	$13,527,401
Income payable	$4,850,069

Group - not involving life contingencies-
Amount on deposit	$261,500
Income payable	$62,624

Group - involving life contingencies-
Amount on deposit	$14,706,161
Income payable	$1,905,101

Annuities:
Ordinary-
Immediate - amount of income payable	$216,216,132
Deferred - fully paid account balance	$2,794,983,457
Deferred - not fully paid - account balance	$7,579,111,233

Group-
Amount of income payable	$442,390,482
Fully paid account balance	$6,323,848
Not fully paid - account balance	$606,569,850

Accident and health insurance - premiums in force:
Ordinary	$—
Group	$—
Credit	$—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$20,230,452
Dividend accumulations - account balance	$43,507,593

See accompanying independent auditors' report.

Schedule 2
JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2024

1)	Total admitted assets (excluding Separate Accounts):			$59,689,499,361

2)	10 largest exposures to a single issuer/borrower/investment (excluding US Government):

	Issuer	Category	Amount	Percentage
	JACKSON NATIONAL LIFE INS OF NEW YORK	AFFILIATED DOMESTIC SECURITIES	$809,139,079	1.4%
	PPM AMERICA PRIVATE EQUITY FUND VIII-A, L.P.	AFFILIATED DOMESTIC PARTNERSHIP	$278,701,923	0.5%
	AP TUNDRA	UNAFFILIATED FOREIGN SECURITIES/PARTNERSHIP	$275,083,013	0.5%
	DUKE ENERGY	UNAFFILIATED DOMESTIC SECURITIES	$239,035,082	0.4%
	LPF - PARK 5940 MED DIST APTS	UNAFFILIATED COMMERCIAL MORTGAGE	$177,223,299	0.3%
	LPF - 1000 JEFFERSON	UNAFFILIATED COMMERCIAL MORTGAGE	$174,220,000	0.3%
	ALDAR INVESTMENTS HYBRID LIMIT	UNAFFILIATED FOREIGN SECURITIES	$166,500,000	0.3%
	DR PEPPER SNAPPLE GROUP	UNAFFILIATED DOMESTIC SECURITIES	$157,731,708	0.3%
	SOUTHERN CO GAS CAPITAL	UNAFFILIATED DOMESTIC SECURITIES	$154,366,466	0.3%
	NNN AGP OPP II VARIOUS	UNAFFILIATED COMMERCIAL MORTGAGE	$151,955,996	0.3%

3)	Amounts and percentages of total admitted assets held in bonds and preferred stocks by NAIC rating.

	Bonds	Amount	Percentage	Preferred Stock	Amount	Percentage
	NAIC-1	$20,740,418,332	34.7%	P/RP-1	$4,287,600	0.0%
	NAIC-2	$13,145,472,362	22.0%	P/RP-2	$106,860,501	0.2%
	NAIC-3	$500,070,298	0.8%	P/RP-3	$37,993,125	0.1%
	NAIC-4	$50,864,620	0.1%	P/RP-4	$—	0.0%
	NAIC-5	$12,696,725	0.0%	P/RP-5	$—	0.0%
	NAIC-6	$3,653,216	0.0%	P/RP-6	$22,866	0.0%

4)	Assets held in foreign investments:
		Amount	Percentage
	Total admitted assets held in foreign investments	$6,633,223,429	11.1%
	Foreign-currency-denominated investments	$1,193,285,436	2.0%
	Insurance liabilities denominated in that same foreign currency	$—	0.0%

5)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1	$5,766,717,300	9.7%
	Countries rated NAIC-2	$666,275,802	1.1%
	Countries rated NAIC-3 or below	$239,847,732	0.4%

6)	Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1:
	UNITED KINGDOM	$1,379,259,379	2.3%
	AUSTRALIA	$846,029,798	1.4%
	Countries rated NAIC-2:
	MEXICO	$236,493,912	0.4%
	INDONESIA	$135,986,755	0.2%
	Countries rated NAIC-3 or below:
	BRAZIL	$58,657,790	0.1%
	SOUTH AFRICA	$45,973,401	0.1%
(Continued)

Schedule 2, Continued

JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2024

7)	There is no unhedged foreign currency exposure.
8)	There is no unhedged foreign currency exposure.
9)	There is no unhedged foreign currency exposure
10)	Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
	Issuer	NAIC Rating	Amount	Percentage
	ALDAR INVESTMENTS	2	$166,500,000	0.3%
	UBS GROUP	1	$126,192,703	0.2%
	CAYMAN UNIVERSE HOLDINGS	1	$122,331,729	0.2%
	BAT CAPITAL CORP	2	$107,905,020	0.2%
	BAXALTA	2	$107,374,350	0.2%
	BARD BIDCO LIMITED	MORTGAGE LOAN	$98,272,370	0.2%
	CODELCO	2	$93,477,706	0.2%
	PATRIZIA INDUSTRIAL PLATFORM	MORTGAGE LOAN	$77,990,642	0.1%
	AIRBUS SE	1	$76,886,244	0.1%
	ANHEUSER BUSCH INBEV SA/NV	1	$75,250,170	0.1%

11)	There were no assets held in Canadian investments that exceeded 2.5% of the Company's total admitted assets.
12)	There were no assets held in investments with contractual sales restrictions that exceeded 2.5% of the Company's total admitted assets.

13)	Amounts and percentages of admitted assets held in the ten largest equity interests:
	Issuer	Amount	Percentage
	JACKSON NATIONAL LIFE INS CO OF NEW YORK	$809,139,079	1.4%
	PPM AMERICA PRIVATE EQUITY FUND VIII-A, L.P.	$278,701,923	0.5%
	SFR DELOS PARTNERS, L.P.	$135,130,095	0.2%
	FHLBICLASS B-1	$127,368,500	0.2%
	PRETIUM OLYMPUS JV, L.P.	$110,513,269	0.2%
	MOTIVE CAPITAL FUND II-A, L.P.	$93,351,952	0.2%
	AOP FINANCE PARTNERS, L.P.	$73,090,225	0.1%
	JNAM LLC/JNFS LLC	$63,233,627	0.1%
	IPI PARTNERS II-A, L.P.	$61,355,738	0.1%
	AA GP SOLUTIONS FUND, L.P.	$59,008,623	0.1%

14)	There were no assets held in nonaffiliated, privately placed equities, exceeding 2.5% of the Company’s total admitted assets.
15)	There were no assets held in general partnership interests that exceeded 2.5% of the Company’s total admitted assets.

16)	Amounts and percentages of total admitted assets held in the ten largest mortgage loans:
	Type		Amount	Percentage
	COMMERCIAL		$177,223,299	0.3%
	COMMERCIAL		$174,220,000	0.3%
	COMMERCIAL		$151,955,996	0.3%
	COMMERCIAL		$104,889,155	0.2%
	COMMERCIAL		$103,261,625	0.2%
	COMMERCIAL		$98,272,370	0.2%
	COMMERCIAL		$94,856,662	0.2%
	COMMERCIAL		$92,095,813	0.2%
	COMMERCIAL		$84,749,816	0.1%
	COMMERCIAL		$82,500,000	0.1%

	Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:
	16.12	Construction loans	$—	0.0%
	16.13	Mortgage loans over 90 days past due	$71,008,120	0.1%
	16.14	Mortgage loans in the process of foreclosure	$30,020,845	0.1%
	16.15	Mortgage loans foreclosed	$—	0.0%
	16.16	Restructured mortgage loans	$—	0.0%

(Continued)

Schedule 2, Continued

JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2024

17)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:
		Commercial
	Loan to Value	Amount	Percentage
	above 95%	$137,979,331	0.2%
	91 to 95%	$134,870,650	0.2%
	81 to 90%	$180,959,018	0.3%
	71 to 80%	$1,032,513,335	1.7%
	below 70%	$6,788,214,994	11.4%

		Residential
	Loan to Value	Amount	Percentage
	above 95%	$32,625,312	0.1%
	91 to 95%	$18,338,701	0.0%
	81 to 90%	$45,582,809	0.1%
	71 to 80%	$86,060,371	0.1%
	below 70%	$871,881,201	1.5%

18)	There were no assets held in real estate that exceeded 2.5% of the Company's total admitted assets.
19)	There were no assets held in mezzanine real estate loans that exceeded 2.5% of the Company’s total admitted assets.
20)	Amounts and percentages of total admitted assets subject to the following types of agreements:

	At year end		At end of each quarter
Agreement type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$12,767,270	0.0%	$13,353,888	$10,258,432	$16,730,208
Repurchase	3,374,085,289	5.7%	2,508,571,392	3,755,474,358	3,660,474,490
Reverse repurchase	—	0.0%	—	—	—
Dollar repurchase	—	0.0%	—	—	—
Dollar reverse repurchase	—	0.0%	—	—	—

21)	Amounts and percentages of total admitted assets for warrants not attached to other financial instruments, options, caps and floors:

	Owned		Written
Type	Amount	Percentage	Amount	Percentage
Hedging	$77,069,652	0.1%	$—	—%

22)	Amounts and percentages of total admitted assets of potential exposure for collars, swaps and forwards:

	At year end		At end of each quarter
Type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Hedging	$73,654,667	0.1%	$68,775,632	$67,883,521	$66,387,899

23)	Amounts and percentages of total admitted assets of potential exposure for futures contracts:

	At year end		At end of each quarter
Type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Hedging	$1,109,337,807	1.9%	$1,761,599,411	$1,383,455,081	$1,466,347,579

See accompanying independent auditors' report.

Schedule 3
JACKSON NATIONAL LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2024

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	3,489,212,918	6.64%	3,489,212,918	—	3,489,212,918	6.64%
All other governments	484,379,408	0.92%	484,379,408	—	484,379,408	0.92%
U.S. states, territories and possessions, guaranteed	246,193,669	0.47%	246,193,669	—	246,193,669	0.47%
U.S. political subdivisions of states, territories	33,652,758	0.06%	33,652,758	—	33,652,758	0.06%
U.S. special revenue and special assessment obligations	766,467,357	1.46%	766,467,357	—	766,467,357	1.46%
Industrial and miscellaneous	28,084,078,916	53.42%	28,084,078,916	—	28,084,078,916	53.43%
Hybrid securities	24,200,000	0.05%	24,200,000	—	24,200,000	0.05%
Unaffiliated bank loans	34,306,754	0.07%	34,306,754	—	34,306,754	0.07%
Preferred Stocks:
Industrial and miscellaneous (unaffiliated)	149,164,092	0.28%	149,164,092	—	149,164,092	0.28%
Common Stocks:
Industrial and miscellaneous publicly traded (unaffiliated)	9,653,604	0.02%	9,653,604	—	9,653,604	0.02%
Industrial and miscellaneous Other (unaffiliated)	128,507,769	0.24%	128,507,769	—	128,507,769	0.24%
Parent, subsidiaries and affiliates other	810,905,782	1.54%	809,139,080	—	809,139,080	1.54%
Mutual funds	18,922,050	0.04%	18,922,050	—	18,922,050	0.04%
Mortgage loans:
Residential mortgages	1,056,994,028	2.01%	1,056,994,028	—	1,056,994,028	2.01%
Commercial loans	8,118,417,743	15.44%	8,118,417,743	—	8,118,417,743	15.44%
Mezzanine real estate loans	156,119,126	0.30%	156,119,126		156,119,126	0.30%
Total valuation allowance	(2,505,175)	—%	(2,505,175)		(2,505,175)
Real estate:
Property occupied by the company	210,247,015	0.40%	210,247,014	—	210,247,014	0.40%
Property held for the production of income	7,172,124	0.01%	7,172,124		7,172,124	0.01%
Property held for sale	13,506,496	0.03%	13,506,496	—	13,506,496	0.03%
Cash, cash equivalents and short-term investments
Cash equivalents - short term	53,347,506	0.10%	53,347,506	—	53,347,506	0.10%
Cash	(98,078,123)	(0.19)%	(98,078,123)	—	(98,078,123)	(0.19)%
Cash equivalents	2,062,815,033	3.92%	2,062,815,033	12,767,270	2,075,582,303	3.95%
Contract loans	4,205,914,194	8.00%	4,203,689,604	—	4,203,689,604	8.00%
Derivatives	(63,384,084)	(0.12)%	(63,384,084)	—	(63,384,084)	(0.12)%
Other invested assets	2,528,924,689	4.81%	2,525,877,845		2,525,877,845	4.81%
Receivables for securities	29,470,766	0.06%	29,470,766	—	29,470,766	0.06%
Securities lending	12,767,270	0.02%	12,767,270	XXX	XXX	XXX
	$52,571,373,685	100.00%	$52,564,335,548	$12,767,270	$52,564,335,548	100.00%

See accompanying independent auditors' report.

Schedule 4
JACKSON NATIONAL LIFE INSURANCE COMPANY
Reinsurance Risk Interrogatories
December 31, 2024

1.	Does the reporting entity have any reinsurance contracts subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791?
Yes

The Company’s Guaranteed Minimum Income Benefits on Variable Annuities (GMIBs) are reinsured with Chubb Tempest Life Reinsurance LTD. GMIB reinsured benefits are subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. At December 31, 2024, the Company recorded a $657,055 reserve credit in consideration of the GMIB cession that is fully collateralized through a combination of letters of credit and a reinsurance trust. The reserve credit considers the treaty’s risk limiting factors.

2.	Does the reporting entity have any reinsurance contracts not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption risk?
No

3.	Does the reporting entity have any reinsurance contracts that contain features described below which result in delays in payment in form or in fact:

	a.	Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety days of the settlement date?
No

	b.	Payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity?
No

4.	Does the reporting entity reflect a reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61 for the following?

	a.	Assumption Reinsurance?	No

	b.	Non-proportional reinsurance, which does not result in significant surplus relief?	No

5.	Does the reporting entity cede any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract during the period covered by the financial statement, and either:

	a.	Accounted for that contract as reinsurance under SAP and as a deposit under GAAP; or	No

	b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	No

See accompanying independent auditors' report.